UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report

January 31, 2013

Columbia Capital Allocation Portfolios

Columbia Capital Allocation Conservative Portfolio
(formerly, Columbia Portfolio Builder Conservative Fund)

Columbia Capital Allocation Moderate Conservative Portfolio
(formerly, Columbia LifeGoal® Income and Growth Portfolio)

Columbia Capital Allocation Moderate Portfolio
(formerly, Columbia Portfolio Builder Moderate Fund)

Columbia Capital Allocation Moderate Aggressive Portfolio
(formerly, Columbia LifeGoal® Balanced Growth Portfolio)

Columbia Capital Allocation Aggressive Portfolio
(formerly, Columbia Portfolio Builder Aggressive Fund)

Not FDIC insured • No bank guarantee • May lose value

Columbia Capital Allocation Portfolios

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as 2012 came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Annual Report 2013

Columbia Capital Allocation Portfolios

Table of Contents

Columbia Capital Allocation Conservative Portfolio
Performance Overview	2
Portfolio Overview	4
Columbia Capital Allocation Moderate Conservative Portfolio
Performance Overview	5
Portfolio Overview	7
Columbia Capital Allocation Moderate Portfolio
Performance Overview	8
Portfolio Overview	10
Columbia Capital Allocation Moderate Aggressive Portfolio
Performance Overview	11
Portfolio Overview	13
Columbia Capital Allocation Aggressive Portfolio
Performance Overview	14
Portfolio Overview	16
Manager Discussion of Fund Performance	17
Understanding Your Fund's Expenses	20
Portfolio of Investments	23
Statements of Assets and Liabilities	57
Statements of Operations	61
Statements of Changes in Net Assets	63
Financial Highlights	73
Notes to Financial Statements	106
Reports of Independent Registered Public Accounting Firm	118
Federal Tax Information	119
Trustees and Officers	120
Shareholder Meeting Results	125
Important Information About This Report	129

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Annual Report 2013

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Conservative Portfolio

Performance Summary

>  Columbia Capital Allocation Conservative Portfolio (the Fund) Class A shares returned 7.62% excluding sales charges for the 12-month period ended January 31, 2013.

>  The Fund's bond benchmark, the Barclays U.S. Aggregate Bond Index, returned 2.59% for the same time period.

>  The Fund outperformed its Blended Index, which returned 5.26% for the same time period.

>  The Fund's domestic equity benchmark, the Russell 3000 Index, returned 16.90% for the same 12 months.

>  The Citigroup 3-Month U.S. Treasury Bill Index returned 0.08% for the same 12 months.

>  The Fund's international equity benchmark, the MSCI EAFE Index (Gross), returned 17.83% for the 12-month period.

>  We attribute the Fund's relative performance to mixed results from asset class allocation and underlying fund performance.

Average Annual Total Returns (%) (for period ended January 31, 2013)

	Inception	1 Year	5 Years	Life
Class A	03/04/04
Excluding sales charges		7.62	4.61	4.77
Including sales charges		2.55	3.59	4.20
Class B	03/04/04
Excluding sales charges		6.79	3.83	3.97
Including sales charges		1.79	3.49	3.97
Class C	03/04/04
Excluding sales charges		6.75	3.85	3.99
Including sales charges		5.75	3.85	3.99
Class K (formerly Class R4)	03/04/04	7.62	4.77	4.93
Class R*	09/27/10	7.39	4.40	4.56
Class Z*	09/27/10	7.91	4.74	4.84
Barclays U.S. Aggregate Bond Index		2.59	5.45	5.07
Blended Index		5.26	4.81	5.10	**
Russell 3000 Index		16.90	4.44	5.52
Citigroup 3-Month U.S. Treasury Bill Index		0.08	0.39	1.76	**
MSCI EAFE Index (Gross)		17.83	-0.30	5.96

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*  The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

**  From February 29, 2004.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Blended Index consists of 70% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index (Gross). The Russell 3000 Index, the Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index (Gross) are shown in the table because they are separate components of the Blended Index.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

The MSCI EAFE (Europe, Australasia, Far East) Index (Gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Annual Report 2013

Columbia Capital Allocation Portfolios

Performance Overview (continued)

Columbia Capital Allocation Conservative Portfolio

Performance of a Hypothetical $10,000 Investment (March 4, 2004 – January 31, 2013)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Conservative Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

*From February 29, 2004.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2013)
Alternative Investment Funds	8.1
Equity Funds	20.7
Dividend Income	4.2
International	4.4
U.S. Large Cap	8.8
U.S. Mid Cap	2.6
U.S. Small Cap	0.7
Fixed-Income Funds	68.6
Convertible	1.0
Emerging Markets	5.0
Inflation Proteceted Securities	4.9
Investment Grade	57.7
Money Market Funds	2.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Annual Report 2013

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Moderate Conservative Portfolio

Performance Summary

>  Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) Class A shares returned 8.94% excluding sales charges for the 12-month period ended January 31, 2013.

>  The Fund underperformed its equity benchmark, the S&P 500 Index, which returned 16.78% for the same 12 months.

>  The Fund outperformed its fixed-income benchmark, the Barclays U.S. Aggregate Bond Index, which returned 2.59% for the same time period.

>  We attribute the Fund's relative performance to mixed results from asset class allocation and underlying fund performance.

Average Annual Total Returns (%) (for period ended January 31, 2013)

	Inception	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		8.94	5.64	6.65
Including sales charges		2.67	4.40	6.02
Class B	08/07/97
Excluding sales charges		8.17	4.85	5.86
Including sales charges		3.17	4.52	5.86
Class C	10/15/96
Excluding sales charges		8.13	4.85	5.86
Including sales charges		7.13	4.85	5.86
Class R*	01/23/06	8.76	5.39	6.39
Class R4*	11/08/12	8.95	5.64	6.65
Class R5*	11/08/12	8.98	5.65	6.65
Class Z	10/15/96	9.22	5.91	6.90
S&P 500 Index		16.78	3.97	7.93
Barclays U.S. Aggregate Bond Index		2.59	5.45	5.10

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Annual Report 2013

Columbia Capital Allocation Portfolios

Performance Overview (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

Performance of a Hypothetical $10,000 Investment (February 1, 2003 – January 31, 2013)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Conservative Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Moderate Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2013)
Alternative Investment Funds	4.9
Equity Funds	29.8
Dividend Income	5.9
International	3.6
U.S. Large Cap	14.9
U.S. Mid Cap	4.2
U.S. Small Cap	1.2
Fixed-Income Funds	57.6
Convertible	3.0
Emerging Markets	3.5
High Yield	8.5
International	2.9
Investment Grade	39.7
Inflation-Indexed Bonds	4.3
Money Market Funds	3.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Annual Report 2013

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Moderate Portfolio

Performance Summary

>  Columbia Capital Allocation Moderate Portfolio (the Fund) Class A shares returned 10.87% excluding sales charges for the 12-month period ended January 31, 2013.

>  The Fund's bond benchmark, the Barclays U.S. Aggregate Bond Index, returned 2.59% for the same time period.

>  The Fund outperformed its Blended Index, which returned 9.94% for the same time period.

>  The Fund's domestic equity benchmark, the Russell 3000 Index, returned 16.90% for the same 12 months.

>  The Fund's international equity benchmark, the MSCI EAFE Index (Gross), returned 17.83% for the 12-month period.

>  We attribute the Fund's relative performance to mixed results from asset class allocation and underlying fund performance.

Average Annual Total Returns (%) (for period ended January 31, 2013)

	Inception	1 Year	5 Years	Life
Class A	03/04/04
Excluding sales charges		10.87	4.87	5.82
Including sales charges		4.46	3.63	5.12
Class B	03/04/04
Excluding sales charges		9.99	4.07	5.01
Including sales charges		4.99	3.72	5.01
Class C	03/04/04
Excluding sales charges		9.95	4.09	5.02
Including sales charges		8.95	4.09	5.02
Class K (formerly Class R4)	03/04/04	10.94	5.05	6.03
Class R*	09/27/10	10.46	4.59	5.55
Class Z*	09/27/10	10.98	4.97	5.88
Barclays U.S. Aggregate Bond Index		2.59	5.45	5.07
Blended Index		9.94	4.80	5.76
Russell 3000 Index		16.90	4.44	5.52
MSCI EAFE Index (Gross)		17.83	-0.30	5.96

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Blended Index consists of 50% Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Gross). The Russell 3000 Index and the MSCI EAFE Index (Gross) are shown in the table because they are separate components of the Blended Index.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI EAFE (Europe, Australasia, Far East) Index (Gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Annual Report 2013

Columbia Capital Allocation Portfolios

Performance Overview (continued)

Columbia Capital Allocation Moderate Portfolio

Performance of a Hypothetical $10,000 Investment (March 4, 2004 – January 31, 2013)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Moderate Portfolio

(Unaudited)

Portfolio Breakdown (%) (at Jannuuary 31, 2013)
Alternative Investment Funds	4.0
Equity Funds	51.2
Dividend Income	5.6
International	13.4
U.S. Large Cap	20.6
U.S. Mid Cap	8.5
U.S. Small Cap	3.1
Fixed-Income Funds	44.5
Convertible	2.6
Emerging Markets	2.0
High Yield	4.2
Inflation Proteceted Securities	1.4
Investment Grade	34.3
Money Market Funds	0.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Annual Report 2013

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Moderate Aggressive Portfolio

Performance Summary

>  Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) Class A shares returned 11.28% excluding sales charges for the 12-month period ended January 31, 2013.

>  The Fund underperformed its equity benchmark, the S&P 500 Index, which returned 16.78% for the same 12 months.

>  The Fund outperformed its fixed-income benchmark, the Barclays U.S. Aggregate Bond Index, which returned 2.59% for the same time period.

>  We attribute the Fund's relative performance to mixed results from asset class allocation and underlying fund performance.

Average Annual Total Returns (%) (for period ended January 31, 2013)

	Inception	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		11.28	5.35	8.14
Including sales charges		4.87	4.10	7.50
Class B	08/13/97
Excluding sales charges		10.45	4.54	7.32
Including sales charges		5.45	4.20	7.32
Class C	10/15/96
Excluding sales charges		10.49	4.55	7.33
Including sales charges		9.49	4.55	7.33
Class R*	01/23/06	11.01	5.09	7.87
Class R4*	11/08/12	11.33	5.36	8.15
Class R5*	11/08/12	11.37	5.37	8.15
Class T*	03/07/11
Excluding sales charges		11.23	5.30	8.09
Including sales charges		4.83	4.05	7.45
Class Z	10/15/96	11.57	5.60	8.42
S&P 500 Index		16.78	3.97	7.93
Barclays U.S. Aggregate Bond Index		2.59	5.45	5.10

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Annual Report 2013

Columbia Capital Allocation Portfolios

Performance Overview (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

Performance of a Hypothetical $10,000 Investment (February 1, 2003 – January 31, 2013)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Aggressive Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Moderate Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2013)
Alternative Investment Funds	6.1
Common Stocks	0.0	(a)
Equity Funds	60.6
Dividend Income	6.1
International	12.0
U.S. Large Cap	26.3
U.S. Mid Cap	9.1
U.S. Small Cap	7.1
Fixed-Income Funds	28.8
Convertible	2.0
Emerging Markets	2.0
High Yield	4.5
International	1.9
Investment Grade	18.4
Inflation-Indexed Bonds	2.5
Money Market Funds	2.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Annual Report 2013

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Aggressive Portfolio

Performance Summary

>  Columbia Capital Allocation Aggressive Portfolio (the Fund) Class A shares returned 13.63% excluding sales charges for the 12-month period ended January 31, 2013.

>  The Fund's domestic equity benchmark, the Russell 3000 Index, returned 16.90% for the same 12 months.

>  The Fund underperformed its Blended Index, which returned 14.34% for the same time period.

>  The Fund's international equity benchmark, the MSCI EAFE Index (Gross), returned 17.83% for the 12-month period.

>  The Fund's bond benchmark, the Barclays U.S. Aggregate Bond Index, returned 2.59% for the same time period.

>  We attribute the Fund's relative performance to mixed results from asset class allocation and underlying fund performance.

Average Annual Total Returns (%) (for period ended January 31, 2013)

	Inception	1 Year	5 Years	Life
Class A	03/04/04
Excluding sales charges		13.63	3.52	5.44
Including sales charges		7.11	2.30	4.75
Class B	03/04/04
Excluding sales charges		12.80	2.74	4.64
Including sales charges		7.80	2.38	4.64
Class C	03/04/04
Excluding sales charges		12.86	2.76	4.63
Including sales charges		11.86	2.76	4.63
Class K (formerly Class R4)	03/04/04	13.84	3.75	5.64
Class R*	09/27/10	13.38	3.29	5.22
Class Z*	09/27/10	13.87	3.64	5.52
Russell 3000 Index		16.90	4.44	5.52
Blended Index		14.34	3.90	5.83
MSCI EAFE Index (Gross)		17.83	-0.30	5.96
Barclays U.S. Aggregate Bond Index		2.59	5.45	5.07

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Blended Index consists of 56% Russell 3000 Index, 24% MSCI EAFE Index (Gross) and 20% Barclays U.S. Aggregate Bond Index. The MSCI EAFE Index (Gross) and the Barclays U.S. Aggregate Bond Index are shown in the table because they are separate components of the Blended Index.

The MSCI EAFE (Europe, Australasia, Far East) Index (Gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Annual Report 2013

Columbia Capital Allocation Portfolios

Performance Overview (continued)

Columbia Capital Allocation Aggressive Portfolio

Performance of a Hypothetical $10,000 Investment (March 4, 2004 – January 31, 2013)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Aggressive Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2013)
Alternative Investment Funds	3.3
Equity Funds	82.3
Dividend Income	5.3
International	21.8
Real Estate	1.9
U.S. Large Cap	34.4
U.S. Mid Cap	13.7
U.S. Small Cap	5.2
Fixed-Income Funds	13.5
High Yield	3.2
Investment Grade	10.3
Money Market Funds	0.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Annual Report 2013

Columbia Capital Allocation Portfolios

Manager Discussion of Fund Performance

Effective December 14, 2012, Columbia Portfolio Builder Conservative Fund was renamed Columbia Capital Allocation Conservative Portfolio, Columbia LifeGoal® Income and Growth Portfolio was renamed Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Portfolio Builder Moderate Fund was renamed Columbia Capital Allocation Moderate Portfolio, Columbia LifeGoal® Balanced Growth Portfolio was renamed Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Portfolio Builder Aggressive Fund was renamed Columbia Capital Allocation Aggressive Portfolio.

All Fund returns listed below are for Class A shares excluding sales charges for the 12-month period that ended January 31, 2013. We attribute the Funds' relative performance to mixed results from asset class allocation and underlying fund performance.

>  Columbia Capital Allocation Conservative Portfolio (the Fund) returned 7.62%. The Fund outperformed its Blended Index, composed of 70% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index (Gross), which returned 5.26% for the 12-month period.

>  Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) returned 8.94%. The Fund underperformed the S&P 500 Index, which returned 16.78%, but outperformed the Barclays U.S. Aggregate Bond Index, which returned 2.59% for the 12-month period.

>  Columbia Capital Allocation Moderate Portfolio (the Fund) returned 10.87%. The Fund outperformed its Blended Index, composed of 50% Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Gross), which returned 9.94% for the 12-month period.

>  Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) returned 11.28%. The Fund underperformed the S&P 500 Index, which returned 16.78%, but outperformed the Barclays U.S. Aggregate Bond Index, which returned 2.59% for the 12-month period.

>  Columbia Capital Allocation Aggressive Portfolio (the Fund) returned 13.63%. The Fund underperformed its Blended Index, composed of 56% Russell 3000 Index, 24% MSCI EAFE Index (Gross) and 20% Barclays U.S. Aggregate Bond Index, which returned 14.34% for the 12-month period.

During the same time frame, the Russell 3000 Index, which measures domestic equities, returned 16.90%; the Barclays U.S. Aggregate Bond Index, which measures the U.S. fixed income market, returned 2.59%; the MSCI EAFE Index (Gross), which measures international equities, returned 17.83%; and the Citigroup 3-Month U.S. Treasury Bill Index returned 0.08% for the 12-month period.

Financial Markets Advanced Despite Market Gyrations

A rally in financial markets spanned the annual period, however it was not without a healthy dose of skepticism and market gyrations along the way. From the beginning of the annual period in February 2012 through early April 2012, global equity prices advanced at a brisk pace. Conversely, most core fixed income sectors lost ground during these months. Then, from early April 2012 through early June 2012, the equity markets corrected significantly. Concerns had surfaced around political negotiations in Washington D.C., and worries heightened about the pace of economic growth in Europe and China and

Portfolio Management

Jeffrey Knight, CFA*

Anwiti Bahuguna, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

*Effective February 11, 2013, Mr. Knight joined the team responsible for the day-to-day portfolio management of the Fund as the Lead Portfolio Manager.

Annual Report 2013

Columbia Capital Allocation Portfolios

Manager Discussion of Fund Performance (continued)

geopolitical turmoil in the Middle East. In the U.S., economic data lost momentum as a disappointing series of payroll reports, sentiment indicators, the Institute for Supply Management manufacturing figures and inflation all exhibited cautionary readings. Bond investors also turned more cautious, with most fixed income sectors posting single-digit gains and conservative U.S. Treasuries among the strongest performers.

From early June 2012 through the remainder of the annual period ended January 31, 2013, riskier assets performed strongly. U.S. equities enjoyed double-digit gains. Bonds generated more mixed performance given improving investor sentiment. The Barclays U.S. Aggregate Bond Index, a broad measure for core bonds across the U.S. market, rose just less than 1% from the start of June 2012 through the end of January 2013. However, two areas that bucked the muted trend in the fixed income markets were U.S. high yield corporate bonds and emerging market bonds, which each posted gains of more than 12% from early June 2012 through the end of January 2013. The strong performance by riskier assets during these months was driven by several factors but included the European Central Bank's indication that it would do whatever it takes to preserve the currency union; the resolution of the U.S. presidential elections; improved U.S. housing, export and consumer spending data; seemingly stabilized economic growth in China; and anticipation of policies to be implemented by Japan's newly-elected prime minister Shinzo Abe. Further, stronger global economic growth overall, a cheaper U.S. dollar and a continued decline in borrowing costs contributed to a more favorable outlook for corporate profitability in the U.S.

Positioning and Underlying Fund Performance Generated Mixed Results

For each Fund, areas that contributed favorably to relative returns during the annual period overall included investments in underlying funds focused on emerging market equities, European developed market equities, U.S. large-cap equities, U.S. high yield corporate bonds, emerging market bonds and convertible, or hybrid, securities. The Funds' exposure to alternative assets, via underlying funds employing absolute return strategies, added value as well.

Areas that detracted from the Funds' relative results during the annual period included an underweight to international developed market equities, challenged relative performance in the mid-cap growth and small-cap segments of the U.S. equity market, and exposure to commodities, which in general produced nearly flat returns — all via investments in underlying funds.

Various Factors Drove Fund Changes

Asset class changes within the Funds can be driven by active trading, by directing allocations to select asset classes or by market appreciation or depreciation within a given asset class. In Columbia Capital Allocation Aggressive Portfolio, there were no significant changes made during the annual period, though its allocation to U.S. large-cap equities increased slightly and its exposure to alternative absolute return strategies decreased modestly. In Columbia Capital Allocation Moderate Aggressive Portfolio, its allocations to U.S. large-cap equities and to U.S. small-cap equities increased and its weighting in international developed market equities decreased. In Columbia Capital Allocation Moderate Portfolio, its exposure to emerging market equities

Annual Report 2013

Columbia Capital Allocation Portfolios

Manager Discussion of Fund Performance (continued)

increased, while its exposure to U.S. core bonds decreased. In Columbia Capital Allocation Moderate Conservative Portfolio, its weightings in U.S. large-cap equities and U.S. small-cap equities increased, and its allocation to international developed market equities decreased. In Columbia Capital Allocation Conservative Portfolio, its allocation to U.S. large-cap equities and to alternative absolute return strategies increased, while its exposure to convertible/flexible capital strategies decreased.

Looking Ahead

Global equities posted strong gains to start calendar year 2013, with the S&P 500 Index rallying to a new cyclical high. Indeed, as of January 31, 2013, the S&P 500 Index stood just shy of its all-time peak hit in 2007. With macroeconomic fears subsiding over the last few months of the annual period, the new concern amongst many on Wall Street was that excessive investor complacency may be growing. Whether or not complacency is creeping into investors' psyche or not is, of course, open for debate. However, we do expect the upcoming year to be marked by global economic growth that proves to be a little better than seen in 2012, despite the drag from potential fiscal policy and debt issues in the U.S., Japan and the Eurozone. China's re-acceleration of economic growth is expected to help both fiscal policy and debt issues arithmetically and is also likely, in our view, to have a disproportionate impact on investor confidence through much of the world.

Equity risk premiums were still significantly elevated versus long-term averages at the end of the annual period and dividends exceeded corporate bond yields for some firms. We believe this indicates that many investors are clearly seeking income over capital gains. We currently expect this search for yield by investors to continue. Amidst this environment, we feel investors should focus on risk-adjusted returns and emphasize risk diversification. Investors should be advised, however, that diversification does not assure a profit or guarantee against a loss.

Annual Report 2013

Columbia Capital Allocation Portfolios

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other Fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

Columbia Capital Allocation Conservative Portfolio

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,035.60	1,022.77	2.40	2.39	0.47	5.37	5.34	1.05
Class B	1,000.00	1,000.00	1,032.50	1,018.95	6.28	6.24	1.23	9.25	9.19	1.81
Class C	1,000.00	1,000.00	1,031.90	1,019.00	6.23	6.19	1.22	9.19	9.14	1.80
Class K (formerly Class R4)	1,000.00	1,000.00	1,036.50	1,023.23	1.95	1.93	0.38	4.91	4.88	0.96
Class R	1,000.00	1,000.00	1,034.60	1,021.57	3.63	3.61	0.71	6.60	6.56	1.29
Class Z	1,000.00	1,000.00	1,037.80	1,024.03	1.13	1.12	0.22	4.10	4.07	0.80

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Annual Report 2013

Columbia Capital Allocation Portfolios

Understanding Your Fund's Expenses (continued)

(Unaudited)

Columbia Capital Allocation Moderate Conservative Portfolio

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)			Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,046.20		1,022.32	2.88		2.85	0.56	6.02		5.95	1.17
Class B	1,000.00	1,000.00	1,042.40		1,018.55	6.73		6.65	1.31	9.86		9.74	1.92
Class C	1,000.00	1,000.00	1,041.80		1,018.55	6.72		6.65	1.31	9.85		9.74	1.92
Class R	1,000.00	1,000.00	1,044.80		1,021.11	4.11		4.06	0.80	7.25		7.16	1.41
Class R4	1,000.00	1,000.00	1,031.10	*	1,023.28	0.85	*	1.88	0.37	2.26	*	4.98	0.98
Class R5	1,000.00	1,000.00	1,031.30	*	1,023.68	0.67	*	1.48	0.29	2.07	*	4.58	0.90
Class Z	1,000.00	1,000.00	1,047.00		1,023.58	1.60		1.58	0.31	4.73		4.68	0.92

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

*Classes R4 and R5 are for the period from November 8, 2012 (commencement of operations) through January 31, 2013.

Columbia Capital Allocation Moderate Portfolio

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,075.40	1,022.72	2.50	2.44	0.48	6.21	6.05	1.19
Class B	1,000.00	1,000.00	1,070.80	1,018.95	6.40	6.24	1.23	10.10	9.85	1.94
Class C	1,000.00	1,000.00	1,070.20	1,018.95	6.40	6.24	1.23	10.10	9.85	1.94
Class K (formerly Class R4)	1,000.00	1,000.00	1,075.90	1,023.33	1.88	1.83	0.36	5.58	5.44	1.07
Class R	1,000.00	1,000.00	1,073.60	1,021.47	3.80	3.71	0.73	7.51	7.32	1.44
Class Z	1,000.00	1,000.00	1,076.00	1,023.93	1.25	1.22	0.24	4.96	4.83	0.95

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Annual Report 2013

Columbia Capital Allocation Portfolios

Understanding Your Fund's Expenses (continued)

(Unaudited)

Columbia Capital Allocation Moderate Aggressive Portfolio

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)			Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,083.80		1,022.42	2.83		2.75	0.54	6.65		6.46	1.27
Class B	1,000.00	1,000.00	1,079.60		1,018.65	6.74		6.55	1.29	10.56		10.25	2.02
Class C	1,000.00	1,000.00	1,080.30		1,018.65	6.75		6.55	1.29	10.56		10.25	2.02
Class R	1,000.00	1,000.00	1,082.60		1,021.17	4.14		4.01	0.79	7.96		7.72	1.52
Class R4	1,000.00	1,000.00	1,066.00	*	1,023.93	0.56	*	1.22	0.24	2.27	*	4.93	0.97
Class R5	1,000.00	1,000.00	1,066.40	*	1,024.53	0.28	*	0.61	0.12	1.99	*	4.33	0.85
Class T	1,000.00	1,000.00	1,083.60		1,022.17	3.09		3.00	0.59	6.91		6.71	1.32
Class Z	1,000.00	1,000.00	1,085.30		1,023.68	1.52		1.48	0.29	5.35		5.19	1.02

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

*Class R4 and Class R5 are for the period from November 8, 2012 through January 31, 2013.

Columbia Capital Allocation Aggressive Portfolio

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,112.30	1,022.47	2.81	2.69	0.53	7.11	6.81	1.34
Class B	1,000.00	1,000.00	1,107.30	1,018.65	6.83	6.55	1.29	11.12	10.66	2.10
Class C	1,000.00	1,000.00	1,107.60	1,018.70	6.78	6.50	1.28	11.07	10.61	2.09
Class K (formerly Class R4)	1,000.00	1,000.00	1,112.30	1,023.13	2.12	2.03	0.40	6.42	6.15	1.21
Class R	1,000.00	1,000.00	1,110.80	1,021.32	4.03	3.86	0.76	8.33	7.98	1.57
Class Z	1,000.00	1,000.00	1,112.40	1,023.78	1.43	1.37	0.27	5.73	5.49	1.08

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Conservative Portfolio

January 31, 2013

(Percentages represent value of investments compared to net assets)

Equity Funds 20.7%

	Shares	Value ($)
Dividend Income 4.2%
Columbia Dividend Income Fund, Class I Shares(a)	473,766	7,352,854
Columbia Dividend Opportunity Fund, Class I Shares(a)	805,168	7,407,545
Total		14,760,399
International 4.4%
Columbia Acorn International, Class I Shares(a)	12,705	538,676
Columbia Emerging Markets Fund, Class I Shares(a)	270,855	2,835,848
Columbia European Equity Fund, Class I Shares(a)	1,011,686	6,535,495
Columbia Pacific/Asia Fund, Class I Shares(a)	622,258	5,394,977
Total		15,304,996
U.S. Large Cap 8.8%
Columbia Contrarian Core Fund, Class I Shares(a)	421,783	7,242,021
Columbia Large Cap Core Fund, Class I Shares(a)	120,076	1,802,333
Columbia Large Cap Growth Fund, Class I Shares(a)	155,354	4,499,065
Columbia Large Core Quantitative Fund, Class I Shares(a)	1,320,116	8,910,779
Columbia Large Growth Quantitative Fund, Class I Shares(a)	992,332	7,978,350
Total		30,432,548
U.S. Mid Cap 2.6%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	160,401	4,508,862
Columbia Mid Cap Value Fund, Class I Shares(a)	289,035	4,578,320
Total		9,087,182
U.S. Small Cap 0.7%
Columbia Small Cap Core Fund, Class I Shares(a)	138,536	2,378,672
Total Equity Funds (Cost: $62,839,128)		71,963,797

Fixed-Income Funds 68.6%

	Shares	Value ($)
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares(a)	228,149	3,588,787
Emerging Markets 5.0%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	1,379,602	17,410,576
Inflation Protected Securities 4.9%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,653,076	17,158,925
Investment Grade 57.7%
Columbia Corporate Income Fund, Class I Shares(a)	5,940,376	62,136,330
Columbia Limited Duration Credit Fund, Class I Shares(a)	3,435,954	34,737,499
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	14,280,829	79,972,641
Columbia U.S. Treasury Index Fund, Class I Shares(a)	2,112,175	24,078,800
Total		200,925,270
Total Fixed-Income Funds (Cost: $231,613,386)		239,083,558

Alternative Investment Funds 8.1%

Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	497,780	5,211,755
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	787,127	7,894,887
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	783,170	7,870,856
Columbia Flexible Capital Income Fund, Class I Shares(a)	626,786	7,132,822
Total Alternative Investment Funds (Cost: $26,951,821)		28,110,320

Money Market Funds 2.6%

Columbia Short-Term Cash Fund, 0.132%(a)(c)	8,880,035	8,880,035
Total Money Market Funds (Cost: $8,880,035)		8,880,035
Total Investments (Cost: $330,284,370)		348,037,710
Other Assets and Liabilities		136,652
Net Assets		348,174,362

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

January 31, 2013

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2013

At January 31, 2013, $82,300 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	14	2,008,562	March 2013	—	(96,611)
U.S. Treasury Note, 10-year	43	5,645,094	March 2013	—	(97,187)
Total				—	(193,798)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
CMG Ultra- Short Term Bond Fund	14,533,485	268,352	(14,834,116)	32,279	—	—	22,087	—
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	3,996,344	1,125,177	(101,427)	1,042	5,021,136	—	52,040	5,211,755
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	8,152,740	(272,841)	90	7,879,989	—	210,367	7,894,887
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	6,108,714	3,277,171	(1,583,251)	9,311	7,811,945	—	94,139	7,870,856
Columbia Acorn International, Class I Shares	504,501	123,170	(131,998)	(2,081)	493,592	—	11,216	538,676
Columbia Contrarian Core Fund, Class I Shares	6,096,893	856,755	(1,969,422)	723,644	5,707,870	8,174	84,489	7,242,021
Columbia Convertible Securities Fund, Class I Shares	13,332,351	624,025	(10,269,136)	(412,142)	3,275,098	—	179,999	3,588,787

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Corporate Income Fund, Class I Shares	54,880,305	7,402,080	(3,120,513)	102,068	59,263,940	1,236,290	2,101,494	62,136,330
Columbia Dividend Income Fund, Class I Shares	5,294,000	1,851,201	(817,927)	68,600	6,395,874	—	186,627	7,352,854
Columbia Dividend Opportunity Fund, Class I Shares	4,751,716	1,987,125	(882,451)	367,809	6,224,199	—	305,457	7,407,545
Columbia Emerging Markets Bond Fund, Class I Shares	15,170,380	1,631,502	(1,483,862)	92,227	15,410,247	112,740	909,044	17,410,576
Columbia Emerging Markets Fund, Class I Shares	952,831	1,940,954	(249,414)	(15,315)	2,629,056	113,713	17,178	2,835,848
Columbia European Equity Fund, Class I Shares	4,737,392	2,657,364	(1,785,041)	(110,618)	5,499,097	26,598	131,862	6,535,495
Columbia Flexible Capital Income Fund, Class I Shares	6,150,343	895,904	(892,928)	85,432	6,238,751	30,972	264,040	7,132,822
Columbia Inflation Protected Securities Fund, Class I Shares	14,227,858	3,336,940	(749,646)	102,268	16,917,420	1,436,533	345,324	17,158,925
Columbia Large Cap Core Fund, Class I Shares	1,613,695	303,635	(306,500)	15,480	1,626,310	61,513	22,899	1,802,333
Columbia Large Cap Growth Fund, Class I Shares	3,020,519	630,714	(779,699)	291,752	3,163,286	—	29,394	4,499,065
Columbia Large Core Quantitative Fund, Class I Shares	3,302,105	5,114,372	(1,124,079)	480,954	7,773,352	—	161,328	8,910,779

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Large Growth Quantitative Fund, Class I Shares	5,081,091	3,449,249	(971,922)	324,648	7,883,066	689,232	150,489	7,978,350
Columbia Limited Duration Credit Fund, Class I Shares	32,345,723	4,041,885	(3,647,640)	268,991	33,008,959	525,134	776,516	34,737,499
Columbia Mid Cap Growth Fund, Class I Shares	2,376,091	2,422,223	(482,436)	(15,486)	4,300,392	126,108	—	4,508,862
Columbia Mid Cap Value Fund, Class I Shares	825,180	3,741,932	(588,308)	22,986	4,001,790	—	48,762	4,578,320
Columbia Mid Cap Value Opportunity Fund, Class I Shares	1,381,019	868	(1,657,068)	275,181	—	—	—	—
Columbia Money Market Fund, Class I Shares	2	53	(55)	—	—	—	—	—
Columbia Pacific/Asia Fund, Class I Shares	2,316,805	3,084,473	(504,997)	(24,406)	4,871,875	—	130,580	5,394,977
Columbia Short-Term Cash Fund	582,304	16,225,726	(7,927,995)	—	8,880,035	—	10,744	8,880,035
Columbia Small Cap Core Fund, Class I Shares	—	3,590,842	(1,304,206)	(17,267)	2,269,369	71,591	19,537	2,378,672
Columbia U.S. Government Mortgage Fund, Class I Shares	74,107,909	10,122,284	(5,296,660)	100,967	79,034,500	1,518,739	2,439,396	79,972,641
Columbia U.S. Treasury Index Fund, Class I Shares	24,370,994	3,837,113	(3,700,067)	195,182	24,703,222	640,927	320,465	24,078,800
Total	302,060,550	92,695,829	(67,435,605)	2,963,596	330,284,370	6,598,264	9,025,473	348,037,710

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at January 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

January 31, 2013

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

January 31, 2013

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	71,963,797	—	—	71,963,797
Fixed-Income Funds	239,083,558	—	—	239,083,558
Alternative Investment Funds	28,110,320	—	—	28,110,320
Money Market Funds	8,880,035	—	—	8,880,035
Total Mutual Funds	348,037,710	—	—	348,037,710
Derivatives
Liabilities
Futures Contracts	(193,798)	—	—	(193,798)
Total	347,843,912	—	—	347,843,912

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Moderate Conservative Portfolio

January 31, 2013

(Percentages represent value of investments compared to net assets)

Equity Funds 29.8%

	Shares	Value ($)
Dividend Income 5.9%
Columbia Dividend Income Fund, Class I Shares(a)	281,711	4,372,156
Columbia Dividend Opportunity Fund, Class I Shares(a)	339,749	3,125,689
Total		7,497,845
International 3.6%
Columbia Emerging Markets Fund, Class I Shares(a)	251,376	2,631,906
Columbia Greater China Fund, Class I Shares(a)	11,637	619,562
Columbia Pacific/Asia Fund, Class I Shares(a)	141,918	1,230,431
Total		4,481,899
U.S. Large Cap 14.9%
Columbia Contrarian Core Fund, Class I Shares(a)	255,741	4,391,077
Columbia Large Cap Growth Fund, Class I Shares(a)	173,728	5,031,161
Columbia Large Core Quantitative Fund, Class I Shares(a)	646,890	4,366,508
Columbia Large Growth Quantitative Fund, Class I Shares(a)	466,081	3,747,295
Columbia Large Value Quantitative Fund, Class I Shares(a)	164,924	1,248,472
Total		18,784,513
U.S. Mid Cap 4.2%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	93,010	2,614,524
Columbia Mid Cap Value Fund, Class I Shares(a)	165,725	2,625,077
Total		5,239,601
U.S. Small Cap 1.2%
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	25,683	752,252
Columbia Small Cap Value Fund I, Class I Shares(a)	15,967	737,974
Total		1,490,226
Total Equity Funds (Cost: $33,585,673)		37,494,084

Fixed-Income Funds 57.6%

	Shares	Value ($)
Convertible 3.0%
Columbia Convertible Securities Fund, Class I Shares(a)	238,820	3,756,633
Emerging Markets 3.5%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	346,017	4,366,734
High Yield 8.5%
Columbia Income Opportunities Fund, Class I Shares(a)	1,058,834	10,704,813
International 2.9%
Columbia International Bond Fund, Class I Shares(a)	322,874	3,735,658
Investment Grade 39.7%
Columbia Corporate Income Fund, Class I Shares(a)	2,156,238	22,554,251
Columbia Limited Duration Credit Fund, Class I Shares(a)	846,459	8,557,704
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	3,375,176	18,900,983
Total		50,012,938
Total Fixed-Income Funds (Cost: $69,110,835)		72,576,776

Alternative Investment Funds 4.9%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	305,238	3,116,482
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	311,676	3,132,342
Total Alternative Investment Funds (Cost: $6,196,122)		6,248,824

Inflation-Indexed Bonds 4.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury Inflation-Indexed Bond 07/15/13	1.875%	363,512	371,407
01/15/14	2.000%	436,086	451,826
01/15/15	1.625%	542,560	580,540
01/15/16	2.000%	411,779	459,905
07/15/17	2.625%	333,240	400,851

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

January 31, 2013

Inflation-Indexed Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/19	2.125%	461,085	560,758
01/15/21	1.125%	168,389	197,068
01/15/25	2.375%	720,596	962,447
04/15/29	3.875%	686,211	1,117,505
02/15/40	2.125%	213,030	303,834
Total Inflation-Indexed Bonds (Cost: $4,805,209)			5,406,141

Money Market Funds 3.4%

	Shares	Value ($)
BofA Cash Reserves, Capital Class, 0.100%(c)	1,257,927	1,257,927
Columbia Short-Term Cash Fund, 0.132%(a)(c)	2,975,445	2,975,445
Total Money Market Funds (Cost: $4,233,372)		4,233,372
Total Investments (Cost: $117,931,211)		125,959,197
Other Assets and Liabilities		28,769
Net Assets		125,987,966

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2013

At January 31, 2013, $31,900 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 5-year	24	2,969,625	April 2013	—	(17,602)
U.S. Treasury Note, 10-year	17	2,231,781	March 2013	—	(34,169)
Total				—	(51,771)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	3,377,956	220,744	(517,746)	12,159	3,093,113	70,367	—	3,116,482
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	4,496,081	195,857	(1,598,008)	9,080	3,103,010	—	37,850	3,132,342
Columbia Bond Fund, Class I Shares	9,767,911	12,568	(10,048,522)	268,043	—	—	2,874	—
Columbia Contrarian Core Fund, Class I Shares	2,720,106	1,520,499	(1,107,390)	371,548	3,504,763	5,105	52,764	4,391,077

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Convertible Securities Fund, Class I Shares	3,673,908	312,997	(785,204)	65,139	3,266,840	—	130,293	3,756,633
Columbia Corporate Income Fund, Class I Shares	13,849,170	11,023,753	(3,609,839)	278,971	21,542,055	458,235	828,327	22,554,251
Columbia Dividend Income Fund, Class I Shares	3,991,120	641,426	(973,973)	85,571	3,744,144	—	123,122	4,372,156
Columbia Dividend Opportunity Fund, Class I Shares	1,295,105	2,181,122	(687,383)	52,388	2,841,232	—	141,333	3,125,689
Columbia Emerging Markets Bond Fund, Class I Shares	3,861,625	1,006,694	(977,155)	78,155	3,969,319	28,334	248,646	4,366,734
Columbia Emerging Markets Fund, Class I Shares	2,101,112	1,129,312	(620,126)	(16,693)	2,593,605	120,405	15,673	2,631,906
Columbia Greater China Fund, Class I Shares	717,880	111,875	(234,603)	(12,884)	582,268	—	9,102	619,562
Columbia Income Opportunities Fund, Class I Shares	10,298,536	838,614	(1,884,595)	226,451	9,479,006	—	636,713	10,704,813
Columbia International Bond Fund, Class I Shares	4,401,191	257,448	(1,075,119)	27,775	3,611,295	—	74,396	3,735,658
Columbia Large Cap Core Fund, Class I Shares	2,774,622	—	(3,348,757)	574,135	—	—	—	—
Columbia Large Cap Growth Fund, Class I Shares	2,623,109	2,504,084	(1,244,496)	376,187	4,258,884	—	33,320	5,031,161

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Large Core Quantitative Fund, Class I Shares	2,199,459	2,517,991	(896,427)	111,291	3,932,314	—	80,274	4,366,508
Columbia Large Growth Quantitative Fund, Class I Shares	—	4,465,815	(639,699)	17,641	3,843,757	326,981	71,394	3,747,295
Columbia Large Value Quantitative Fund, Class I Shares	820,489	460,919	(334,527)	121,846	1,068,727	31,242	43,095	1,248,472
Columbia Limited Duration Credit Fund, Class I Shares	8,686,033	742,035	(963,975)	15,894	8,479,987	132,336	208,704	8,557,704
Columbia Mid Cap Growth Fund, Class I Shares	1,986,655	1,052,640	(1,177,635)	530,360	2,392,020	75,264	—	2,614,524
Columbia Mid Cap Value Fund, Class I Shares	1,650,005	977,960	(704,362)	264,242	2,187,845	—	31,548	2,625,077
Columbia Multi-Advisor International Equity Fund, Class I Shares	5,606,084	26,852	(5,473,563)	(159,373)	—	—	—	—
Columbia Pacific/Asia Fund, Class I Shares	—	1,420,646	(278,590)	5,278	1,147,334	—	31,628	1,230,431
Columbia Select Large Cap Growth Fund, Class I Shares	2,801,995	—	(3,375,630)	573,635	—	—	—	—
Columbia Select Large-Cap Value Fund, Class I Shares	1,267,559	1,892	(1,277,054)	7,603	—	—	—	—
Columbia Short Term Bond Fund, Class I Shares	2,551,887	2,009	(2,551,002)	(2,894)	—	—	478	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	3,179,381	5,560,606	(5,764,542)	—	2,975,445	—	4,929	2,975,445
Columbia Small Cap Growth Fund I, Class I Shares	—	867,363	(87,755)	(4,379)	775,229	74,248	—	752,252
Columbia Small Cap Value Fund I, Class I Shares	—	829,861	(116,320)	12	713,553	28,157	7,379	737,974
Columbia U.S. Government Mortgage Fund, Class I Shares	8,396,607	11,727,377	(1,450,456)	88,802	18,762,330	366,819	505,649	18,900,983
Mortgage- and Asset-Backed Portfolio	9,062,948	673,669	(9,711,704)	(24,913)	—	361,044	136,346	—
Total	118,158,534	53,284,628	(63,516,157)	3,941,070	111,868,075	2,078,537	3,455,837	119,295,129

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at January 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

January 31, 2013

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	37,494,084	—	—	37,494,084
Fixed-Income Funds	72,576,776	—	—	72,576,776
Alternative Investment Funds	6,248,824	—	—	6,248,824
Money Market Funds	4,233,372	—	—	4,233,372
Total Mutual Funds	120,553,056	—	—	120,553,056
Bonds
Inflation-Indexed Bonds	—	5,406,141	—	5,406,141
Total Bonds	—	5,406,141	—	5,406,141
Investments in Securities	120,553,056	5,406,141	—	125,959,197
Derivatives
Liabilities
Futures Contracts	(51,771)	—	—	(51,771)
Total	120,501,285	5,406,141	—	125,907,426

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Moderate Portfolio

January 31, 2013

(Percentages represent value of investments compared to net assets)

Equity Funds 51.2%

	Shares	Value ($)
Dividend Income 5.6%
Columbia Dividend Income Fund, Class I Shares(a)	3,050,198	47,339,077
Columbia Dividend Opportunity Fund, Class I Shares(a)	4,355,026	40,066,235
Total		87,405,312
International 13.4%
Columbia Acorn International, Class I Shares(a)	143,394	6,079,904
Columbia Emerging Markets Fund, Class I Shares(a)	4,379,725	45,855,723
Columbia European Equity Fund, Class I Shares(a)	11,286,725	72,912,245
Columbia Greater China Fund, Class I Shares(a)	371,508	19,779,078
Columbia Pacific/Asia Fund, Class I Shares(a)	7,385,552	64,032,733
Total		208,659,683
U.S. Large Cap 20.6%
Columbia Contrarian Core Fund, Class I Shares(a)	4,935,028	84,734,426
Columbia Large Cap Core Fund, Class I Shares(a)	1,592,049	23,896,653
Columbia Large Cap Growth Fund, Class I Shares(a)	959,469	27,786,233
Columbia Large Core Quantitative Fund, Class I Shares(a)	9,260,714	62,509,820
Columbia Large Growth Quantitative Fund, Class I Shares(a)	5,738,032	46,133,778
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	2,942,802	43,759,470
Columbia Select Large-Cap Value Fund, Class I Shares(a)	1,886,370	33,124,648
Total		321,945,028
U.S. Mid Cap 8.5%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	2,369,052	66,594,049
Columbia Mid Cap Value Fund, Class I Shares(a)	1,814,138	28,735,946
Columbia Mid Cap Value Opportunity Fund, Class I Shares(a)	4,019,111	37,136,592
Total		132,466,587

Equity Funds (continued)

	Shares	Value ($)
U.S. Small Cap 3.1%
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	922,088	16,422,377
Columbia Small Cap Core Fund, Class I Shares(a)	1,431,387	24,576,918
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	272,871	7,992,393
Total		48,991,688
Total Equity Funds (Cost: $674,999,933)		799,468,298

Fixed-Income Funds 44.5%

Convertible 2.6%
Columbia Convertible Securities Fund, Class I Shares(a)	2,541,068	39,970,994
Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,440,713	30,801,797
High Yield 4.2%
Columbia Income Opportunities Fund, Class I Shares(a)	6,513,841	65,854,938
Inflation Protected Securities 1.4%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	2,178,175	22,609,452
Investment Grade 34.3%
Columbia Corporate Income Fund, Class I Shares(a)	10,515,883	109,996,143
Columbia Diversified Bond Fund, Class I Shares(a)	45,240,652	227,560,478
Columbia Limited Duration Credit Fund, Class I Shares(a)	4,514,852	45,645,151
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	27,177,635	152,194,757
Total		535,396,529
Total Fixed-Income Funds (Cost: $662,244,179)		694,633,710

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

January 31, 2013

Alternative Investment Funds 4.0%

	Shares	Value ($)
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,473,436	25,896,873
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	2,699,230	27,127,259
Columbia Flexible Capital Income Fund, Class I Shares(a)	723,337	8,231,574
Total Alternative Investment Funds (Cost: $58,914,755)		61,255,706

Money Market Funds 0.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.132%(a)(c)	5,311,411	5,311,411
Total Money Market Funds (Cost: $5,311,411)		5,311,411
Total Investments (Cost: $1,401,470,278)		1,560,669,125
Other Assets and Liabilities		617,157
Net Assets		1,561,286,282

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2013

At January 31, 2013, $232,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	40	5,738,750	March 2013	—	(276,032)
U.S. Treasury Note, 10-year	120	15,753,750	March 2013	—	(271,219)
Total				—	(547,251)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	24,714,834	1,033,263	(831,576)	18,622	24,935,143	—	257,526	25,896,873
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	31,548,322	1,526,574	(6,277,630)	37,221	26,834,487	—	321,606	27,127,259
Columbia Acorn International, Class I Shares	8,788,868	299,136	(3,870,782)	354,727	5,571,949	—	125,494	6,079,904

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Contrarian Core Fund, Class I Shares	49,669,152	23,052,993	(6,194,947)	(239,934)	66,287,264	91,358	944,263	84,734,426
Columbia Convertible Securities Fund, Class I Shares	37,170,058	2,448,214	(2,492,215)	38,108	37,164,165	—	1,271,954	39,970,994
Columbia Corporate Income Fund, Class I Shares	90,941,580	21,485,293	(7,793,455)	379,716	105,013,134	2,199,022	3,886,815	109,996,143
Columbia Diversified Bond Fund, Class I Shares	311,798,096	24,800,290	(127,693,505)	8,443,800	217,348,681	8,871,802	7,442,631	227,560,478
Columbia Dividend Income Fund, Class I Shares	50,130,108	1,634,707	(10,540,705)	537,672	41,761,782	—	1,239,884	47,339,077
Columbia Dividend Opportunity Fund, Class I Shares	35,006,245	2,050,282	(9,981,687)	1,976,073	29,050,913	—	1,667,597	40,066,235
Columbia Emerging Markets Bond Fund, Class I Shares	27,856,147	2,349,827	(3,246,739)	264,154	27,223,389	198,369	1,671,439	30,801,797
Columbia Emerging Markets Fund, Class I Shares	18,170,464	28,582,446	(3,198,522)	(230,969)	43,323,419	1,890,539	269,925	45,855,723
Columbia European Equity Fund, Class I Shares	84,425,252	23,973,006	(48,043,420)	1,305,064	61,659,902	287,189	1,423,734	72,912,245

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Flexible Capital Income Fund, Class I Shares	7,063,237	453,412	(412,486)	40,961	7,145,124	34,744	309,112	8,231,574
Columbia Greater China Fund, Class I Shares	18,434,786	1,244,087	(1,369,678)	(17,521)	18,291,674	—	274,060	19,779,078
Columbia Income Opportunities Fund, Class I Shares	54,471,849	8,440,198	(5,001,971)	1,166,360	59,076,436	—	3,713,719	65,854,938
Columbia Inflation Protected Securities Fund, Class I Shares	25,932,361	3,355,030	(8,030,316)	1,099,127	22,356,202	1,885,338	473,226	22,609,452
Columbia Large Cap Core Fund, Class I Shares	22,717,692	1,304,921	(2,207,846)	106,864	21,921,631	778,969	294,192	23,896,653
Columbia Large Cap Growth Fund, Class I Shares	24,802,349	517,093	(9,806,043)	2,063,953	17,577,352	—	172,827	27,786,233
Columbia Large Core Quantitative Fund, Class I Shares	36,059,536	15,329,952	(3,910,728)	1,558,798	49,037,558	—	1,092,016	62,509,820
Columbia Large Growth Quantitative Fund, Class I Shares	45,778,743	5,577,725	(7,095,807)	(873,622)	43,387,039	3,843,972	839,303	46,133,778
Columbia Limited Duration Credit Fund, Class I Shares	30,599,366	15,032,708	(1,741,861)	156,948	44,047,161	692,697	1,057,920	45,645,151

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Mid Cap Growth Fund, Class I Shares	45,226,978	16,923,467	(463,587)	(12,654)	61,674,204	1,758,278	—	66,594,049
Columbia Mid Cap Value Fund, Class I Shares	18,953,185	7,510,128	(1,225,554)	42,783	25,280,542	—	301,384	28,735,946
Columbia Mid Cap Value Opportunity Fund, Class I Shares	22,909,673	969,152	(2,782,207)	1,274,623	22,371,241	—	319,809	37,136,592
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	6,744,426	9,437	(11,795,472)	5,041,609	—	—	—	—
Columbia Pacific/Asia Fund, Class I Shares	41,637,086	18,060,591	(2,591,303)	(98,383)	57,007,991	—	1,524,536	64,032,733
Columbia Select Large Cap Growth Fund, Class I Shares	41,417,116	1,551,754	(6,292,074)	146,494	36,823,290	—	—	43,759,470
Columbia Select Large-Cap Value Fund, Class I Shares	25,921,654	2,179,330	(2,719,365)	738,959	26,120,578	996,457	512,660	33,124,648
Columbia Select Smaller-Cap Value Fund, Class I Shares	4,113,629	11,934,308	(433,923)	(29,011)	15,585,003	397,658	—	16,422,377
Columbia Short-Term Cash Fund	2,735,837	28,891,388	(26,315,814)	—	5,311,411	—	9,891	5,311,411
Columbia Small Cap Core Fund, Class I Shares	—	24,429,280	(762,299)	(5,830)	23,661,151	692,575	190,213	24,576,918

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Small Cap Growth Fund I, Class I Shares	16,566,093	994,758	(8,163,044)	(792,353)	8,605,454	725,736	—	7,992,393
Columbia U.S. Government Mortgage Fund, Class I Shares	66,103,655	90,344,413	(7,194,597)	761,537	150,015,008	2,900,666	4,770,926	152,194,757
Columbia U.S. Treasury Index Fund, Class I Shares	26,757,834	25,165	(28,226,011)	1,443,012	—	—	8,444	—
Total	1,355,166,211	388,314,328	(368,707,169)	26,696,908	1,401,470,278	28,245,369	36,387,106	1,560,669,125

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at January 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

January 31, 2013

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	799,468,298	—	—	799,468,298
Fixed-Income Funds	694,633,710	—	—	694,633,710
Alternative Investment Funds	61,255,706	—	—	61,255,706
Money Market Funds	5,311,411	—	—	5,311,411
Total Mutual Funds	1,560,669,125	—	—	1,560,669,125
Derivatives
Liabilities
Futures Contracts	(547,251)	—	—	(547,251)
Total	1,560,121,874	—	—	1,560,121,874

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2013

(Percentages represent value of investments compared to net assets)

Equity Funds 60.6%

	Shares	Value ($)
Dividend Income 6.1%
Columbia Dividend Income Fund, Class I Shares(a)	2,093,843	32,496,437
Columbia Dividend Opportunity Fund, Class I Shares(a)	3,540,405	32,571,726
Total		65,068,163
International 12.0%
Columbia Emerging Markets Fund, Class I Shares(a)	5,716,113	59,847,706
Columbia European Equity Fund, Class I Shares(a)	836,979	5,406,882
Columbia Greater China Fund, Class I Shares(a)	202,158	10,762,900
Columbia Overseas Value Fund, Class I Shares(a)	3,209,556	25,259,204
Columbia Pacific/Asia Fund, Class I Shares(a)	3,090,685	26,796,236
Total		128,072,928
U.S. Large Cap 26.3%
Columbia Contrarian Core Fund, Class I Shares(a)	4,113,411	70,627,258
Columbia Large Cap Growth Fund, Class I Shares(a)	1,119,657	32,425,268
Columbia Large Core Quantitative Fund, Class I Shares(a)	11,934,803	80,559,922
Columbia Large Growth Quantitative Fund, Class I Shares(a)	2,660,853	21,393,260
Columbia Large Value Quantitative Fund, Class I Shares(a)	2,874,644	21,761,055
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	2,921,029	43,435,702
Columbia Select Large-Cap Value Fund, Class I Shares(a)	625,375	10,981,585
Total		281,184,050
U.S. Mid Cap 9.1%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	1,734,792	48,765,020
Columbia Mid Cap Value Fund, Class I Shares(a)	3,110,481	49,270,015
Total		98,035,035

Equity Funds (continued)

	Shares	Value ($)
U.S. Small Cap 7.1%
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	1,299,603	38,065,372
Columbia Small Cap Value Fund I, Class I Shares(a)	353,074	16,319,104
Columbia Small Cap Value Fund II, Class I Shares(a)	1,376,853	21,795,580
Total		76,180,056
Total Equity Funds (Cost: $599,635,835)		648,540,232

Fixed-Income Funds 28.8%

Convertible 2.0%
Columbia Convertible Securities Fund, Class I Shares(a)	1,376,078	21,645,705
Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	1,644,818	20,757,602
High Yield 4.5%
Columbia High Yield Bond Fund, Class I Shares(a)	5,491,184	16,363,729
Columbia Income Opportunities Fund, Class I Shares(a)	3,118,806	31,531,126
Total		47,894,855
International 1.9%
Columbia International Bond Fund, Class I Shares(a)	1,782,251	20,620,647
Investment Grade 18.4%
Columbia Corporate Income Fund, Class I Shares(a)	8,865,301	92,731,052
Columbia Limited Duration Credit Fund, Class I Shares(a)	3,086,118	31,200,657
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	13,028,422	72,959,161
Total		196,890,870
Total Fixed-Income Funds (Cost: $295,217,384)		307,809,679

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2013

Alternative Investment Funds 6.1%

	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	2,020,480	20,629,102
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	2,850,841	28,650,949
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	1,655,435	15,958,392
Total Alternative Investment Funds (Cost: $64,639,537)		65,238,443

Common Stocks —%

Issuer	Shares	Value ($)
Consumer Staples —%
Food Products —%
China Milk Products Group Ltd.(b)(c)(d)	322,000	10,407
Total Consumer Staples		10,407
Total Common Stocks (Cost: $172,880)		10,407

Inflation-Indexed Bonds 2.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury Inflation-Indexed Bond 07/15/13	1.875%	1,630,988	1,658,525
01/15/14	2.000%	2,347,294	2,420,497

Inflation-Indexed Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/15	1.625%	3,052,803	3,251,023
01/15/16	2.000%	2,109,483	2,344,870
07/15/17	2.625%	1,735,520	2,077,746
01/15/19	2.125%	2,332,571	2,823,353
01/15/21	1.125%	285,509	332,551
01/15/25	2.375%	3,706,053	4,926,422
04/15/29	3.875%	3,377,016	5,473,494
02/15/40	2.125%	1,022,060	1,450,808
Total Inflation-Indexed Bonds (Cost: $23,728,908)			26,759,289

Money Market Funds 2.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.132%(a)(e)	21,553,489	21,553,489
Total Money Market Funds (Cost: $21,553,489)		21,553,489
Total Investments (Cost: $1,004,948,033)		1,069,911,539
Other Assets and Liabilities		(388,379)
Net Assets		1,069,523,160

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2013

At January 31, 2013, $58,300 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 10-year	53	6,957,906	March 2013	—	(106,525)

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2013

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	21,809,715	1,253,096	(2,691,515)	60,321	20,431,617	461,787	—	20,629,102
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	29,866,961	1,344,583	(2,834,592)	8,241	28,385,193	—	345,441	28,650,949
Columbia Bond Fund, Class I Shares	20,656,573	—	(20,988,337)	331,764	—	—	6,007	—
Columbia Commodity Strategy Fund, Class I Shares	—	16,948,735	(1,127,932)	1,923	15,822,726	—	—	15,958,392
Columbia Contrarian Core Fund, Class I Shares	52,575,084	17,377,263	(13,431,392)	4,553,163	61,074,118	78,027	806,477	70,627,258
Columbia Convertible Securities Fund, Class I Shares	22,640,177	901,420	(3,730,082)	369,984	20,181,499	—	726,304	21,645,705
Columbia Corporate Income Fund, Class I Shares	73,824,597	28,821,643	(16,013,955)	1,187,214	87,819,499	1,861,557	3,430,098	92,731,052
Columbia Dividend Income Fund, Class I Shares	27,969,217	4,540,325	(4,968,440)	475,356	28,016,458	—	881,231	32,496,437

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Dividend Opportunity Fund, Class I Shares	17,037,201	16,667,224	(4,918,562)	594,939	29,380,802	—	1,409,009	32,571,726
Columbia Emerging Markets Bond Fund, Class I Shares	19,214,757	3,962,772	(4,655,359)	334,918	18,857,088	134,222	1,181,107	20,757,602
Columbia Emerging Markets Fund, Class I Shares	37,218,998	33,535,143	(9,723,997)	(1,201,175)	59,828,969	2,671,840	351,347	59,847,706
Columbia Energy and Natural Resources Fund, Class I Shares	19,215,927	—	(17,739,376)	(1,476,551)	—	—	—	—
Columbia European Equity Fund, Class I Shares	43,721,849	577,220	(37,853,644)	(1,434,912)	5,010,513	21,054	104,377	5,406,882
Columbia Greater China Fund, Class I Shares	22,078,556	533,830	(9,296,423)	(2,618,681)	10,697,282	—	149,551	10,762,900
Columbia High Yield Bond Fund, Class I Shares	16,902,033	1,416,773	(2,967,424)	115,840	15,467,222	—	1,065,953	16,363,729
Columbia Income Opportunities Fund, Class I Shares	34,918,583	2,416,492	(7,699,428)	325,799	29,961,446	—	1,865,452	31,531,126
Columbia International Bond Fund, Class I Shares	18,918,739	3,773,405	(2,814,373)	71,172	19,948,943	—	410,514	20,620,647

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia International Value Fund, Class I Shares	11	—	—	(11)	—	—	—	—
Columbia Large Cap Core Fund, Class I Shares	44,036,837	—	(48,504,710)	4,467,873	—	—	—	—
Columbia Large Cap Growth Fund, Class I Shares	49,082,736	457,964	(28,213,611)	5,317,788	26,644,877	—	205,645	32,425,268
Columbia Large Core Quantitative Fund, Class I Shares	27,608,545	56,100,901	(11,874,817)	1,343,474	73,178,103	—	1,417,044	80,559,922
Columbia Large Growth Quantitative Fund, Class I Shares	—	25,297,422	(3,505,368)	116,920	21,908,974	1,791,870	391,242	21,393,260
Columbia Large Value Quantitative Fund, Class I Shares	16,558,082	6,160,343	(3,948,776)	1,198,675	19,968,324	513,803	708,736	21,761,055
Columbia Limited Duration Credit Fund, Class I Shares	38,298,682	2,201,531	(9,579,314)	80,910	31,001,809	474,148	763,276	31,200,657
Columbia Mid Cap Growth Fund, Class I Shares	40,533,283	12,664,497	(11,495,142)	4,295,111	45,997,749	1,324,203	—	48,765,020
Columbia Mid Cap Value Fund, Class I Shares	33,218,807	16,085,700	(8,044,917)	1,854,964	43,114,554	—	561,514	49,270,015

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Multi-Advisor International Equity Fund, Class I Shares	56,428,089	—	(54,471,405)	(1,956,684)	—	—	—	—
Columbia Overseas Value Fund, Class I Shares	28,157,431	901,660	(4,150,363)	(281,947)	24,626,781	—	570,939	25,259,204
Columbia Pacific/Asia Fund, Class I Shares	17,204,848	12,285,663	(3,958,535)	134,247	25,666,223	—	654,348	26,796,236
Columbia Select Large Cap Growth Fund, Class I Shares	38,640,963	5,232,521	(6,909,481)	1,973,651	38,937,654	—	—	43,435,702
Columbia Select Large-Cap Value Fund, Class I Shares	9,045,981	2,900,656	(1,981,039)	49,794	10,015,392	335,509	172,614	10,981,585
Columbia Short-Term Cash Fund	37,781,238	33,527,833	(49,755,582)	—	21,553,489	—	38,405	21,553,489
Columbia Small Cap Growth Fund I, Class I Shares	7,696,860	34,365,137	(3,925,313)	1,086,691	39,223,375	3,547,413	—	38,065,372
Columbia Small Cap Growth Fund II, Class I Shares	10,486,102	—	(11,729,251)	1,243,149	—	—	—	—
Columbia Small Cap Value Fund I, Class I Shares	19,668,743	1,311,774	(6,099,601)	1,038,580	15,919,496	576,379	151,243	16,319,104

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Small Cap Value Fund II, Class I Shares	11,705,906	12,063,119	(3,615,539)	272,703	20,426,189	450,508	251,261	21,795,580
Columbia U.S. Government Mortgage Fund, Class I Shares	50,421,820	27,902,813	(6,753,052)	408,300	71,979,881	1,392,345	2,012,987	72,959,161
Mortgage- and Asset- Backed Portfolio	37,328,344	2,116,450	(39,465,831)	21,037	—	1,182,652	451,729	—
Total	1,052,472,275	385,645,908	(481,436,478)	24,364,540	981,046,245	16,817,317	21,083,851	1,043,141,843

(b)  Non-income producing.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2013 was $10,407, representing less than 0.01% of net assets. Information concerning such security holdings at January 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Milk Products Group Ltd.	11/17/10	172,880

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2013, the value of these securities amounted to $10,407, which represents less than 0.01% of net assets.

(e)  The rate shown is the seven-day current annualized yield at January 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2013

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	648,540,232	—	—	648,540,232
Fixed-Income Funds	307,809,679	—	—	307,809,679
Alternative Investment Funds	65,238,443	—	—	65,238,443
Money Market Funds	21,553,489	—	—	21,553,489
Total Mutual Funds	1,043,141,843	—	—	1,043,141,843
Equity Securities
Common Stocks
Consumer Staples	—	—	10,407	10,407
Total Equity Securities	—	—	10,407	10,407

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2013

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Inflation-Indexed Bonds	—	26,759,289	—	26,759,289
Total Bonds	—	26,759,289	—	26,759,289
Investments in Securities	1,043,141,843	26,759,289	10,407	1,069,911,539
Derivatives
Liabilities
Futures Contracts	(106,525)	—	—	(106,525)
Total	1,043,035,318	26,759,289	10,407	1,069,805,014

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common Stocks ($)
Balance as of January 31, 2012	10,240
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	167
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of January 31, 2013	10,407

(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2013 was $167.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Aggressive Portfolio

January 31, 2013

(Percentages represent value of investments compared to net assets)

Equity Funds 82.3%

	Shares	Value ($)
Dividend Income 5.3%
Columbia Dividend Income Fund, Class I Shares(a)	925,315	14,360,886
Columbia Dividend Opportunity Fund, Class I Shares(a)	1,731,445	15,929,297
Total		30,290,183
International 21.8%
Columbia Acorn International, Class I Shares(a)	97,784	4,146,044
Columbia Emerging Markets Fund, Class I Shares(a)	2,325,158	24,344,398
Columbia European Equity Fund, Class I Shares(a)	7,073,017	45,691,689
Columbia Greater China Fund, Class I Shares(a)	314,445	16,741,056
Columbia Pacific/Asia Fund, Class I Shares(a)	3,951,311	34,257,868
Total		125,181,055
Real Estate 1.9%
Columbia Real Estate Equity Fund, Class I Shares(a)	757,514	11,203,634
U.S. Large Cap 34.4%
Columbia Contrarian Core Fund, Class I Shares(a)	2,534,907	43,524,345
Columbia Diversified Equity Income Fund, Class I Shares(a)	1,418,738	15,960,801
Columbia Large Cap Core Fund, Class I Shares(a)	1,539,155	23,102,719
Columbia Large Cap Growth Fund, Class I Shares(a)	597,316	17,298,272
Columbia Large Core Quantitative Fund, Class I Shares(a)	4,211,589	28,428,225
Columbia Large Growth Quantitative Fund, Class I Shares(a)	2,089,724	16,801,383
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	2,145,405	31,902,166
Columbia Select Large-Cap Value Fund, Class I Shares(a)	1,169,506	20,536,531
Total		197,554,442

Equity Funds (continued)

	Shares	Value ($)
U.S. Mid Cap 13.7%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	1,438,206	40,427,968
Columbia Mid Cap Value Fund, Class I Shares(a)	1,107,457	17,542,128
Columbia Mid Cap Value Opportunity Fund, Class I Shares(a)	2,217,580	20,490,435
Total		78,460,531
U.S. Small Cap 5.2%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares(a)	848,387	5,811,453
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	245,751	4,376,818
Columbia Small Cap Core Fund, Class I Shares(a)	545,614	9,368,190
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	346,527	10,149,790
Total		29,706,251
Total Equity Funds (Cost: $393,399,251)		472,396,096

Fixed-Income Funds 13.5%

High Yield 3.2%
Columbia Income Opportunities Fund, Class I Shares(a)	1,787,529	18,071,915
Investment Grade 10.3%
Columbia Corporate Income Fund, Class I Shares(a)	3,076,124	32,176,252
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	4,826,559	27,028,732
Total		59,204,984
Total Fixed-Income Funds (Cost: $74,042,799)		77,276,899

Alternative Investment Funds 3.3%

Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	1,036,566	10,852,850
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	539,008	5,406,247
Columbia Flexible Capital Income Fund, Class I Shares(a)	261,839	2,979,733
Total Alternative Investment Funds (Cost: $18,351,839)		19,238,830

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

January 31, 2013

Money Market Funds 0.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.132%(a)(c)	5,165,113	5,165,113
Total Money Market Funds (Cost: $5,165,113)		5,165,113
Total Investments (Cost: $490,959,002)		574,076,938
Other Assets and Liabilities		(152,173)
Net Assets		573,924,765

Notes to Portfolio of Investments Funds

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Acorn International, Class I Shares	5,363,890	106,104	(2,438,324)	659,008	3,690,678	—	86,396	4,146,044
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	18,985,576	541,852	(9,150,827)	51,924	10,428,525	—	107,963	10,852,850
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	8,096,757	366,424	(3,174,165)	45,713	5,334,729	—	142,871	5,406,247
Columbia Contrarian Core Fund, Class I Shares	31,214,502	10,347,222	(6,034,937)	(914,877)	34,611,910	47,160	487,439	43,524,345
Columbia Corporate Income Fund, Class I Shares	37,650,987	3,314,390	(10,736,785)	309,314	30,537,906	642,411	1,173,101	32,176,252
Columbia Diversified Equity Income Fund, Class I Shares	14,081,372	413,323	(4,786,549)	1,164,497	10,872,643	—	376,754	15,960,801

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Dividend Income Fund, Class I Shares	20,582,376	430,773	(8,781,871)	392,492	12,623,770	—	380,858	14,360,886
Columbia Dividend Opportunity Fund, Class I Shares	18,268,084	711,876	(8,998,615)	1,186,436	11,167,781	—	673,396	15,929,297
Columbia Emerging Markets Fund, Class I Shares	19,266,959	7,708,403	(5,205,685)	(519,657)	21,250,020	1,065,036	142,328	24,344,398
Columbia European Equity Fund, Class I Shares	45,405,388	16,024,132	(24,674,375)	2,018,642	38,773,787	177,975	882,311	45,691,689
Columbia Flexible Capital Income Fund, Class I Shares	2,719,943	190,513	(349,461)	27,592	2,588,587	12,511	113,072	2,979,733
Columbia Greater China Fund, Class I Shares	17,043,200	790,932	(2,342,122)	(43,781)	15,448,229	—	232,162	16,741,056
Columbia Income Opportunities Fund, Class I Shares	10,380,418	8,672,089	(2,878,480)	678,813	16,852,840	—	1,030,568	18,071,915
Columbia Large Cap Core Fund, Class I Shares	17,422,069	6,492,008	(2,916,910)	133,791	21,130,958	755,007	286,379	23,102,719
Columbia Large Cap Growth Fund, Class I Shares	18,769,297	155,603	(8,000,791)	(320,371)	10,603,738	—	107,711	17,298,272
Columbia Large Core Quantitative Fund, Class I Shares	18,689,573	5,793,572	(3,260,788)	(136,196)	21,086,161	—	495,861	28,428,225

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Large Growth Quantitative Fund, Class I Shares	20,809,126	1,784,942	(7,682,797)	203,987	15,115,258	1,403,100	306,356	16,801,383
Columbia Mid Cap Growth Fund, Class I Shares	32,654,912	6,628,100	(1,682,433)	690,714	38,291,293	1,073,617	—	40,427,968
Columbia Mid Cap Value Fund, Class I Shares	11,720,294	5,851,358	(2,121,328)	29,390	15,479,714	—	189,772	17,542,128
Columbia Mid Cap Value Opportunity Fund, Class I Shares	15,599,531	322,043	(5,864,224)	2,614,719	12,672,069	—	178,815	20,490,435
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	5,247,216	248,388	(4,025,299)	2,066,126	3,536,431	29,649	13,921	5,811,453
Columbia Pacific/Asia Fund, Class I Shares	27,615,603	9,252,129	(6,957,199)	230,618	30,141,151	—	827,484	34,257,868
Columbia Real Estate Equity Fund, Class I Shares	8,573,499	725,149	(2,186,338)	1,201,024	8,313,334	156,195	245,629	11,203,634
Columbia Select Large Cap Growth Fund, Class I Shares	25,213,398	4,874,144	(3,053,672)	158,960	27,192,830	—	—	31,902,166
Columbia Select Large-Cap Value Fund, Class I Shares	9,858,164	9,434,648	(2,703,143)	722,989	17,312,658	622,021	320,019	20,536,531
Columbia Select Smaller-Cap Value Fund, Class I Shares	4,370,116	219,754	(678,772)	249,525	4,160,623	106,968	—	4,376,818

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,508,970	9,772,007	(6,115,864)	—	5,165,113	—	6,019	5,165,113
Columbia Small Cap Core Fund, Class I Shares	—	9,878,610	(891,052)	(20,163)	8,967,395	270,407	73,749	9,368,190
Columbia Small Cap Growth Fund I, Class I Shares	10,979,888	1,158,995	(1,071,845)	(110,220)	10,956,818	925,317	—	10,149,790
Columbia U.S. Government Mortgage Fund, Class I Shares	28,581,019	2,457,038	(4,445,122)	59,118	26,652,053	516,044	876,249	27,028,732
Columbia U.S. Treasury Index Fund, Class I Shares	10,273,753	405	(10,519,463)	245,305	—	—	3,144	—
Total	516,945,880	124,666,926	(163,729,236)	13,075,432	490,959,002	7,803,418	9,760,327	574,076,938

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at January 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

January 31, 2013

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	472,396,096	—	—	472,396,096
Fixed-Income Funds	77,276,899	—	—	77,276,899
Alternative Investment Funds	19,238,830	—	—	19,238,830
Money Market Funds	5,165,113	—	—	5,165,113
Total Mutual Funds	574,076,938	—	—	574,076,938

See the Portfolio of Investments for all investment classifications not included in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Statements of Assets and Liabilities

January 31, 2013

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments, at value
Unaffiliated issuers (identified cost $—, $6,063,136, $—)	$—	$6,664,068	$—
Affiliated issuers (identified cost $330,284,370, $111,868,075, $1,401,470,278)	348,037,710	119,295,129	1,560,669,125
Total investments (identified cost $330,284,370, $117,931,211, $1,401,470,278)	348,037,710	125,959,197	1,560,669,125
Margin deposits on futures contracts	82,300	31,900	232,000
Receivable for:
Investments sold	—	52,362	73,793
Capital shares sold	565,452	185,872	2,099,614
Dividends	408,400	163,753	1,438,997
Interest	—	13,348	—
Variation margin on futures contracts	9,719	2,531	27,500
Expense reimbursement due from Investment Manager	—	175	—
Prepaid expenses	1,398	1,398	1,379
Total assets	349,104,979	126,410,536	1,564,542,408
Liabilities
Payable for:
Investments purchased	475,493	163,407	1,438,368
Capital shares purchased	341,511	177,036	1,554,652
Investment management fees	—	130	—
Distribution and/or service fees	3,711	1,387	15,332
Transfer agent fees	20,065	24,017	107,833
Administration fees	191	69	856
Plan administration fees	—	—	2
Compensation of board members	4,478	4,614	4,616
Other expenses	85,168	51,910	134,467
Total liabilities	930,617	422,570	3,256,126
Net assets applicable to outstanding capital stock	$348,174,362	$125,987,966	$1,561,286,282

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Statements of Assets and Liabilities (continued)

January 31, 2013

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Represented by
Paid-in capital	$328,010,091	$117,716,595	$1,399,149,493
Undistributed net investment income	590,704	218,846	5,353,167
Accumulated net realized gain (loss)	2,014,025	76,310	(1,867,974)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	—	600,932	—
Investments — affiliated issuers	17,753,340	7,427,054	159,198,847
Futures contracts	(193,798)	(51,771)	(547,251)
Total — representing net assets applicable to outstanding capital stock	$348,174,362	$125,987,966	$1,561,286,282
Class A
Net assets	$282,382,232	$71,320,574	$1,331,310,666
Shares outstanding	26,566,612	6,293,718	114,714,357
Net asset value per share	$10.63	$11.33	$11.61
Maximum offering price per share(a)	$11.16	$12.02	$12.32
Class B
Net assets	$19,597,783	$8,334,814	$94,225,125
Shares outstanding	1,849,043	739,222	8,155,368
Net asset value per share	$10.60	$11.28	$11.55
Class C
Net assets	$45,368,326	$23,470,108	$132,769,881
Shares outstanding	4,288,773	2,094,907	11,512,283
Net asset value per share	$10.58	$11.20	$11.53
Class K(b)
Net assets	$11,518	$—	$298,277
Shares outstanding	1,093	—	25,717
Net asset value per share	$10.54	$—	$11.60
Class R
Net assets	$114,070	$2,147,771	$138,070
Shares outstanding	10,735	189,379	11,919
Net asset value per share	$10.63	$11.34	$11.58
Class R4
Net assets	$—	$2,490	$—
Shares outstanding	—	221	—
Net asset value per share(c)	$—	$11.25	$—
Class R5
Net assets	$—	$2,490	$—
Shares outstanding	—	221	—
Net asset value per share(c)	$—	$11.25	$—
Class Z
Net assets	$700,433	$20,709,719	$2,544,263
Shares outstanding	65,922	1,846,950	219,428
Net asset value per share	$10.63	$11.21	$11.59

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for Columbia Capital Allocation Conservative Portfolio and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio.

(b) Effective October 25, 2012, Class R4 shares were renamed Class K shares for Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio.

(c) Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Statements of Assets and Liabilities (continued)

January 31, 2013

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments, at value
Unaffiliated issuers (identified cost $23,901,788, $—)	$26,769,696	$—
Affiliated issuers (identified cost $981,046,245, $490,959,002)	1,043,141,843	574,076,938
Total investments (identified cost $1,004,948,033, $490,959,002)	1,069,911,539	574,076,938
Margin deposits on futures contracts	58,300	—
Receivable for:
Investments sold	489,814	251,139
Capital shares sold	234,266	430,710
Dividends	678,085	226,947
Interest	65,610	—
Reclaims	723	—
Variation margin on futures contracts	4,969	—
Expense reimbursement due from Investment Manager	—	—
Prepaid expenses	1,398	1,379
Trustees' deferred compensation plan	139,639	—
Total assets	1,071,584,343	574,987,113
Liabilities
Payable for:
Investments purchased	675,618	226,355
Capital shares purchased	888,482	687,694
Investment management fees	718	—
Distribution and/or service fees	9,312	5,524
Transfer agent fees	164,329	50,104
Administration fees	586	315
Plan administration fees	—	3
Compensation of board members	79,186	4,612
Expense reimbursement due to Investment Manager	—	166
Other expenses	103,313	87,575
Trustees' deferred compensation plan	139,639	—
Total liabilities	2,061,183	1,062,348
Net assets applicable to outstanding capital stock	$1,069,523,160	$573,924,765

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Statements of Assets and Liabilities (continued)

January 31, 2013

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Represented by
Paid-in capital	$993,602,551	$548,457,694
Undistributed net investment income	547,716	2,657,459
Accumulated net realized gain (loss)	10,515,954	(60,308,324)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,867,908	—
Investments — affiliated issuers	62,095,598	83,117,936
Foreign currency translations	(42)	—
Futures contracts	(106,525)	—
Total — representing net assets applicable to outstanding capital stock	$1,069,523,160	$573,924,765
Class A
Net assets	$679,108,505	$495,721,911
Shares outstanding	56,383,093	43,464,182
Net asset value per share	$12.04	$11.41
Maximum offering price per share(a)	$12.77	$12.11
Class B
Net assets	$53,008,802	$39,020,467
Shares outstanding	4,437,932	3,420,837
Net asset value per share	$11.94	$11.41
Class C
Net assets	$84,348,970	$38,461,155
Shares outstanding	6,967,418	3,422,907
Net asset value per share	$12.11	$11.24
Class K(b)
Net assets	$—	$126,358
Shares outstanding	—	11,058
Net asset value per share	$—	$11.43
Class R
Net assets	$4,664,338	$182,220
Shares outstanding	387,722	16,055
Net asset value per share	$12.03	$11.35
Class R4
Net assets	$2,586	$—
Shares outstanding	213	—
Net asset value per share(c)	$12.11	$—
Class R5
Net assets	$2,586	$—
Shares outstanding	213	—
Net asset value per share(c)	$12.11	$—
Class T
Net assets	$100,954,846	$—
Shares outstanding	8,384,540	—
Net asset value per share	$12.04	$—
Maximum offering price per share(a)	$12.77	$—
Class Z
Net assets	$147,432,527	$412,654
Shares outstanding	12,257,017	36,311
Net asset value per share	$12.03	$11.36

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Effective October 25, 2012, Class R4 shares were renamed Class K shares for Columbia Capital Allocation Aggressive Portfolio.

(c) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Statements of Operations

Year Ended January 31, 2013

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$2,127	$—
Dividends — affiliated issuers	9,025,473	3,455,837	36,387,106
Interest	—	100,347	—
Total income	9,025,473	3,558,311	36,387,106
Expenses:
Investment management fees	—	72,183	—
Distribution and/or service fees
Class A	662,668	175,652	3,174,852
Class B	217,784	109,645	1,039,476
Class C	405,824	241,420	1,191,298
Class R	194	9,231	830
Transfer agent fees
Class A	361,813	128,642	2,019,733
Class B	29,382	20,054	162,446
Class C	55,492	44,187	190,050
Class K(a)	32	—	195
Class R	55	3,384	262
Class R4(b)	—	1	—
Class Z	592	40,344	2,339
Administration fees	65,589	25,851	298,998
Plan administration fees
Class K(a)	161	—	975
Compensation of board members	9,177	9,276	10,212
Custodian fees	9,785	15,811	7,182
Printing and postage fees	64,216	69,977	188,080
Registration fees	118,457	119,141	173,922
Professional fees	21,420	19,157	17,138
Other	10,123	12,612	17,775
Total expenses	2,032,764	1,116,568	8,495,763
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(172,293)	—
Expense reductions	(40)	(280)	(60)
Total net expenses	2,032,724	943,995	8,495,703
Net investment income	6,992,749	2,614,316	27,891,403
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	2,963,596	3,941,070	26,696,908
Capital gain distributions from underlying affiliated funds	6,598,264	2,078,537	28,245,369
Foreign currency translations	(19,397)	—	(61,000)
Futures contracts	(255,861)	68,026	(2,849,358)
Net realized gain	9,286,602	6,087,633	52,031,919
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	—	100,441	—
Investments — affiliated issuers	7,328,635	2,220,014	72,877,333
Futures contracts	(193,381)	(126,817)	(545,418)
Net change in unrealized appreciation (depreciation)	7,135,254	2,193,638	72,331,915
Net realized and unrealized gain	16,421,856	8,281,271	124,363,834
Net increase in net assets resulting from operations	$23,414,605	$10,895,587	$152,255,237

(a) Effective October 25, 2012, Class R4 shares were renamed Class K shares for Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio.

(b) For the period from November 8, 2012 (commencement of operations) to January 31, 2013 for Columbia Capital Allocation Moderate Conservative Portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Statements of Operations (continued)

Year Ended January 31, 2013

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$7,399	$—
Dividends — affiliated issuers	21,083,851	9,760,327
Interest	512,585	—
Total income	21,603,835	9,760,327
Expenses:
Investment management fees	363,620	—
Distribution and/or service fees
Class A	1,670,123	1,190,622
Class B	671,164	429,176
Class C	846,518	353,645
Class R	21,558	309
Class T	304,498	—
Transfer agent fees
Class A	1,153,206	936,123
Class B	114,956	83,201
Class C	146,034	69,667
Class K(a)	—	213
Class R	7,452	128
Class R4(b)	1	—
Class T	175,105	—
Class Z	249,095	474
Administration fees	213,998	111,051
Plan administration fees
Class K(a)	—	1,064
Compensation of board members	18,302	11,091
Custodian fees	26,898	6,126
Printing and postage fees	229,337	98,946
Registration fees	198,146	131,829
Professional fees	33,817	19,508
Other	15,050	16,541
Total expenses	6,458,878	3,459,714
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(42,247)
Expense reductions	(26,139)	(360)
Total net expenses	6,432,739	3,417,107
Net investment income	15,171,096	6,343,220
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	380,096	—
Investments — affiliated issuers	24,364,540	13,075,432
Capital gain distributions from underlying affiliated funds	16,817,317	7,803,418
Foreign currency translations	4,020	53
Futures contracts	1,009,311	(1,105,514)
Net realized gain	42,575,284	19,773,389
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	482,915	—
Investments — affiliated issuers	56,981,818	44,510,376
Foreign currency translations	(1,595)	—
Futures contracts	(1,777,755)	(5,338)
Net change in unrealized appreciation (depreciation)	55,685,383	44,505,038
Net realized and unrealized gain	98,260,667	64,278,427
Net increase in net assets resulting from operations	$113,431,763	$70,621,647

(a) Effective October 25, 2012, Class R4 shares were renamed Class K shares for Columbia Capital Allocation Aggressive Portfolio.

(b) For the period from November 8, 2012 (commencement of operations) to January 31, 2013 for Columbia Capital Allocation Moderate Aggressive Portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Statements of Changes in Net Assets

	Columbia Capital Allocation Conservative Portfolio
	Year Ended January 31, 2013	Year Ended January 31, 2012
Operations
Net investment income	$6,992,749	$6,334,918
Net realized gain	9,286,602	19,796,978
Net change in unrealized appreciation (depreciation)	7,135,254	(14,914,019)
Net increase in net assets resulting from operations	23,414,605	11,217,877
Distributions to shareholders
Net investment income
Class A	(8,858,422)	(5,549,323)
Class B	(512,560)	(416,073)
Class C	(1,083,261)	(551,460)
Class K(a)	(2,065)	(1,899)
Class R	(1,567)	(55)
Class Z	(18,883)	(1,699)
Net realized gains
Class A	(3,076,707)	(6,183,636)
Class B	(216,489)	(621,902)
Class C	(489,418)	(890,011)
Class K(a)	(647)	(1,994)
Class R	(757)	(64)
Class Z	(5,981)	(1,868)
Total distributions to shareholders	(14,266,757)	(14,219,984)
Increase (decrease) in net assets from capital stock activity	26,360,589	41,606,341
Total increase in net assets	35,508,437	38,604,234
Net assets at beginning of year	312,665,925	274,061,691
Net assets at end of year	$348,174,362	$312,665,925
Undistributed net investment income	$590,704	$517,613

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Statements of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended January 31, 2013(a)	Year Ended January 31, 2012(b)	Year Ended March 31, 2011
Operations
Net investment income	$2,614,316	$2,353,562	$3,097,506
Net realized gain	6,087,633	6,982,936	10,411,760
Net change in unrealized appreciation (depreciation)	2,193,638	(6,304,987)	518,350
Net increase in net assets resulting from operations	10,895,587	3,031,511	14,027,616
Distributions to shareholders
Net investment income
Class A	(2,019,638)	(1,287,509)	(1,484,710)
Class B	(208,910)	(245,328)	(565,960)
Class C	(511,820)	(323,481)	(411,751)
Class R	(51,816)	(13,383)	(12,309)
Class R4	(36)	—	—
Class R5	(37)	—	—
Class Z	(695,159)	(440,198)	(582,134)
Net realized gains
Class A	(1,644,654)	—	—
Class B	(208,483)	—	—
Class C	(554,310)	—	—
Class R	(47,757)	—	—
Class R4	(51)	—	—
Class R5	(51)	—	—
Class Z	(518,082)	—	—
Total distributions to shareholders	(6,460,804)	(2,309,899)	(3,056,864)
Increase (decrease) in net assets from capital stock activity	(7,902,019)	(7,172,876)	(20,706,161)
Total decrease in net assets	(3,467,236)	(6,451,264)	(9,735,409)
Net assets at beginning of year	129,455,202	135,906,466	145,641,875
Net assets at end of year	$125,987,966	$129,455,202	$135,906,466
Undistributed net investment income	$218,846	$240,169	$134,174

(a)  Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Statements of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Portfolio
	Year Ended January 31, 2013	Year Ended January 31, 2012
Operations
Net investment income	$27,891,403	$28,212,098
Net realized gain	52,031,919	59,725,049
Net change in unrealized appreciation (depreciation)	72,331,915	(50,051,615)
Net increase in net assets resulting from operations	152,255,237	37,885,532
Distributions to shareholders
Net investment income
Class A	(33,484,327)	(28,279,024)
Class B	(1,898,902)	(2,100,858)
Class C	(2,336,981)	(1,672,751)
Class K(a)	(9,733)	(18,729)
Class R	(3,952)	(547)
Class Z	(48,911)	(11,006)
Total distributions to shareholders	(37,782,806)	(32,082,915)
Increase (decrease) in net assets from capital stock activity	4,645,590	27,527,143
Total increase in net assets	119,118,021	33,329,760
Net assets at beginning of year	1,442,168,261	1,408,838,501
Net assets at end of year	$1,561,286,282	$1,442,168,261
Undistributed net investment income	$5,353,167	$5,371,818

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Statements of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended January 31, 2013(a)	Year Ended January 31, 2012(b)	Year Ended March 31, 2011(c)
Operations
Net investment income	$15,171,096	$13,402,329	$8,088,913
Net realized gain	42,575,284	65,594,144	34,013,224
Net change in unrealized appreciation (depreciation)	55,685,383	(116,910,856)	35,185,237
Net increase (decrease) in net assets resulting from operations	113,431,763	(37,914,383)	77,287,374
Distributions to shareholders
Net investment income
Class A	(12,092,814)	(8,763,127)	(4,512,130)
Class B	(612,563)	(713,220)	(1,529,833)
Class C	(888,392)	(652,539)	(857,409)
Class R	(67,920)	(35,925)	(31,530)
Class R4	(30)	—	—
Class R5	(31)	—	—
Class T	(1,780,427)	(1,332,779)	(6)
Class Z	(2,926,629)	(2,351,181)	(1,130,790)
Net realized gains
Class A	(16,397,431)	(1,000,010)	—
Class B	(1,442,652)	(134,466)	—
Class C	(2,047,116)	(130,698)	—
Class R	(106,359)	(5,155)	—
Class R4	(47)	—	—
Class R5	(47)	—	—
Class T	(2,478,029)	(155,678)	—
Class Z	(3,474,247)	(223,444)	—
Total distributions to shareholders	(44,314,734)	(15,498,222)	(8,061,698)
Increase (decrease) in net assets from capital stock activity	(90,403,587)	568,809,486	(74,373,436)
Proceeds from regulatory settlements (Note 7)	—	4,433	—
Total increase (decrease) in net assets	(21,286,558)	515,401,314	(5,147,760)
Net assets at beginning of year	1,090,809,718	575,408,404	580,556,164
Net assets at end of year	$1,069,523,160	$1,090,809,718	$575,408,404
Undistributed net investment income	$547,716	$314,308	$328,801

(a)  Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(c)  Class T shares are for the period from March 7, 2011 (commencement of operations) to March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Statements of Changes in Net Assets (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Year Ended January 31, 2013	Year Ended January 31, 2012
Operations
Net investment income	$6,343,220	$6,036,946
Net realized gain (loss)	19,773,389	(2,722,468)
Net change in unrealized appreciation (depreciation)	44,505,038	(1,878,258)
Net increase in net assets resulting from operations	70,621,647	1,436,220
Distributions to shareholders
Net investment income
Class A	(6,990,036)	(6,633,718)
Class B	(203,687)	(219,908)
Class C	(291,987)	(238,061)
Class K(a)	(6,465)	(6,830)
Class R	(980)	(31)
Class Z	(6,998)	(1,860)
Total distributions to shareholders	(7,500,153)	(7,100,408)
Increase (decrease) in net assets from capital stock activity	(44,943,075)	(26,391,393)
Total increase (decrease) in net assets	18,178,419	(32,055,581)
Net assets at beginning of year	555,746,346	587,801,927
Net assets at end of year	$573,924,765	$555,746,346
Undistributed net investment income	$2,657,459	$2,821,505

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Statements of Changes in Net Assets (continued)

	Columbia Capital Allocation Conservative Portfolio
	Year Ended January 31, 2013		Year Ended January 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	6,781,719	72,018,617	7,913,022	82,910,451
Distributions reinvested	1,110,833	11,708,940	1,101,338	11,183,272
Redemptions	(5,654,986)	(59,897,077)	(5,492,438)	(57,565,180)
Net increase	2,237,566	23,830,480	3,521,922	36,528,543
Class B shares
Subscriptions	296,084	3,129,259	509,124	5,307,025
Distributions reinvested	68,064	715,538	96,881	980,182
Redemptions(a)	(916,733)	(9,644,126)	(1,146,328)	(12,062,778)
Net decrease	(552,585)	(5,799,329)	(540,323)	(5,775,571)
Class C shares
Subscriptions	1,263,252	13,333,831	1,481,126	15,430,759
Distributions reinvested	147,801	1,551,695	127,694	1,288,663
Redemptions	(687,099)	(7,233,547)	(565,975)	(5,897,139)
Net increase	723,954	7,651,979	1,042,845	10,822,283
Class K shares(b)
Subscriptions	28	294	12	117
Distributions reinvested	214	2,232	335	3,380
Redemptions	(6,867)	(72,046)	(467)	(4,903)
Net decrease	(6,625)	(69,520)	(120)	(1,406)
Class R shares
Subscriptions	10,284	108,921	—	—
Distributions reinvested	210	2,215	—	—
Redemptions	(3)	(28)	—	—
Net increase	10,491	111,108	—	—
Class Z shares
Subscriptions	126,954	1,336,128	10,518	109,313
Distributions reinvested	2,350	24,744	339	3,435
Redemptions	(68,393)	(725,001)	(7,730)	(80,256)
Net increase	60,911	635,871	3,127	32,492
Total net increase	2,473,712	26,360,589	4,027,451	41,606,341

(a) Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

(b) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Statements of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended January 31, 2013(a)		Year Ended January 31, 2012(b)		Year Ended March 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	1,263,090	14,202,737	1,554,698	16,759,129	1,770,333	18,308,738
Distributions reinvested	137,040	1,532,528	42,979	455,165	70,168	713,359
Redemptions	(1,353,714)	(15,254,025)	(1,210,036)	(13,006,625)	(2,041,585)	(20,875,315)
Net increase (decrease)	46,416	481,240	387,641	4,207,669	(201,084)	(1,853,218)
Class B shares
Subscriptions	53,589	597,049	89,180	950,952	102,115	1,035,407
Distributions reinvested	10,630	118,401	4,555	48,153	25,558	254,142
Redemptions(c)	(662,372)	(7,410,612)	(1,169,734)	(12,578,086)	(1,763,643)	(18,113,872)
Net decrease	(598,153)	(6,695,162)	(1,075,999)	(11,578,981)	(1,635,970)	(16,824,323)
Class C shares
Subscriptions	298,681	3,326,163	448,336	4,773,031	344,262	3,500,601
Distributions reinvested	53,807	595,527	13,879	145,532	21,010	211,334
Redemptions	(486,194)	(5,429,932)	(427,640)	(4,557,514)	(517,115)	(5,270,481)
Net increase (decrease)	(133,706)	(1,508,242)	34,575	361,049	(151,843)	(1,558,546)
Class R shares
Subscriptions	124,813	1,404,746	71,112	765,094	24,212	251,076
Distributions reinvested	7,535	84,402	1,242	13,182	1,199	12,309
Redemptions	(43,497)	(494,573)	(11,128)	(121,119)	(41,743)	(439,144)
Net increase (decrease)	88,851	994,575	61,226	657,157	(16,332)	(175,759)
Class R4 shares
Subscriptions	221	2,500	—	—	—	—
Net increase	221	2,500	—	—	—	—
Class R5 shares
Subscriptions	221	2,500	—	—	—	—
Net increase	221	2,500	—	—	—	—
Class Z shares
Subscriptions	366,700	4,078,776	312,750	3,346,709	632,691	6,396,894
Distributions reinvested	50,534	559,185	17,365	182,189	24,952	254,906
Redemptions	(520,598)	(5,817,391)	(405,484)	(4,348,668)	(684,476)	(6,946,115)
Net decrease	(103,364)	(1,179,430)	(75,369)	(819,770)	(26,833)	(294,315)
Total net decrease	(699,514)	(7,902,019)	(667,926)	(7,172,876)	(2,032,062)	(20,706,161)

(a)  Class R4 and R5 are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(c)  Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Statements of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Portfolio
	Year Ended January 31, 2013		Year Ended January 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	20,436,757	226,643,024	24,050,965	257,275,879
Distributions reinvested	2,955,792	33,017,329	2,597,985	27,200,795
Redemptions	(21,722,889)	(241,624,219)	(22,340,003)	(238,031,148)
Net increase	1,669,660	18,036,134	4,308,947	46,445,526
Class B shares
Subscriptions	714,059	7,890,332	1,389,537	14,775,221
Distributions reinvested	169,808	1,890,351	192,392	2,012,722
Redemptions(a)	(3,680,334)	(40,155,576)	(5,014,892)	(54,009,930)
Net decrease	(2,796,467)	(30,374,893)	(3,432,963)	(37,221,987)
Class C shares
Subscriptions	3,196,378	35,365,027	3,330,891	35,311,883
Distributions reinvested	208,454	2,321,367	146,166	1,521,429
Redemptions	(1,979,826)	(21,878,134)	(1,838,943)	(19,404,704)
Net increase	1,425,006	15,808,260	1,638,114	17,428,608
Class K shares(b)
Subscriptions	9,909	112,636	13,432	145,283
Distributions reinvested	849	9,431	1,764	18,464
Redemptions	(54,681)	(601,177)	(16,538)	(174,403)
Net decrease	(43,923)	(479,110)	(1,342)	(10,656)
Class R shares
Subscriptions	18,048	199,494	5,287	53,421
Distributions reinvested	350	3,885	47	488
Redemptions	(12,052)	(133,325)	(9)	(94)
Net increase	6,346	70,054	5,325	53,815
Class Z shares
Subscriptions	211,738	2,369,031	80,993	871,373
Distributions reinvested	4,185	46,841	1,038	10,790
Redemptions	(74,333)	(830,727)	(4,874)	(50,326)
Net increase	141,590	1,585,145	77,157	831,837
Total net increase	402,212	4,645,590	2,595,238	27,527,143

(a) Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

(b) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Statements of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended January 31, 2013(a)		Year Ended January 31, 2012(b)		Year Ended March 31, 2011(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(d)	5,118,664	59,713,687	5,912,598	66,186,698	6,541,121	69,860,832
Fund merger	—	—	35,995,473	429,174,661	—	—
Distributions reinvested	1,503,792	17,424,301	535,765	5,802,182	215,592	2,209,949
Redemptions	(9,165,395)	(106,841,676)	(8,647,077)	(96,275,570)	(5,615,106)	(59,795,287)
Net increase (decrease)	(2,542,939)	(29,703,688)	33,796,759	404,887,971	1,141,607	12,275,494
Class B shares
Subscriptions	155,609	1,787,919	129,496	1,427,206	213,510	2,293,757
Fund merger	—	—	761,031	9,005,433	—	—
Distributions reinvested	48,899	561,009	18,923	203,617	72,300	715,651
Redemptions(d)	(3,349,084)	(38,757,333)	(4,929,584)	(54,849,016)	(6,505,211)	(68,380,032)
Net decrease	(3,144,576)	(36,408,405)	(4,020,134)	(44,212,760)	(6,219,401)	(65,370,624)
Class C shares
Subscriptions	799,777	9,368,298	848,142	9,606,164	966,168	10,322,022
Fund merger	—	—	584,952	7,007,012	—	—
Distributions reinvested	127,886	1,489,852	31,621	344,295	43,487	447,942
Redemptions	(1,561,467)	(18,303,886)	(1,704,392)	(18,964,791)	(1,674,694)	(17,771,209)
Net decrease	(633,804)	(7,445,736)	(239,677)	(2,007,320)	(665,039)	(7,001,245)
Class R shares
Subscriptions	173,922	2,037,313	249,996	2,804,879	116,201	1,182,795
Distributions reinvested	15,056	174,279	3,805	41,080	2,990	31,530
Redemptions	(147,472)	(1,717,075)	(38,358)	(427,710)	(158,727)	(1,747,133)
Net increase (decrease)	41,506	494,517	215,443	2,418,249	(39,536)	(532,808)
Class R4 shares
Subscriptions	213	2,500	—	—	—	—
Net increase	213	2,500	—	—	—	—
Class R5 shares
Subscriptions	213	2,500	—	—	—	—
Net increase	213	2,500	—	—	—	—
Class T shares
Subscriptions	31,954	372,493	24,511	270,790	218	2,500
Fund merger	—	—	9,782,229	116,583,107	—	—
Distributions reinvested	280,223	3,244,818	102,021	1,104,992	—	—
Redemptions	(1,037,773)	(12,108,142)	(798,843)	(8,887,325)	—	—
Net increase (decrease)	(725,596)	(8,490,831)	9,109,918	109,071,564	218	2,500
Class Z shares
Subscriptions	2,164,449	25,259,972	1,278,833	14,425,281	1,292,743	13,769,633
Fund merger	—	—	10,650,993	126,822,052	—	—
Distributions reinvested	284,546	3,292,261	103,756	1,121,594	40,312	424,948
Redemptions	(3,200,487)	(37,406,677)	(3,923,537)	(43,717,145)	(2,794,570)	(27,941,334)
Net increase (decrease)	(751,492)	(8,854,444)	8,110,045	98,651,782	(1,461,515)	(13,746,753)
Total net increase (decrease)	(7,756,475)	(90,403,587)	46,972,354	568,809,486	(7,243,666)	(74,373,436)

(a)  Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(c)  Class T shares are for the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(d)  Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Statements of Changes in Net Assets (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Year Ended January 31, 2013		Year Ended January 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	5,431,267	57,544,416	7,252,231	74,451,528
Distributions reinvested	634,768	6,944,361	664,668	6,400,753
Redemptions	(9,022,215)	(96,135,357)	(9,068,967)	(92,101,891)
Net decrease	(2,956,180)	(31,646,580)	(1,152,068)	(11,249,610)
Class B shares
Subscriptions	123,248	1,307,406	304,034	3,151,406
Distributions reinvested	18,355	200,985	22,043	212,051
Redemptions(a)	(1,539,524)	(15,989,548)	(1,983,801)	(20,512,069)
Net decrease	(1,397,921)	(14,481,157)	(1,657,724)	(17,148,612)
Class C shares
Subscriptions	729,806	7,657,395	846,098	8,505,955
Distributions reinvested	26,508	285,762	22,854	217,113
Redemptions	(645,587)	(6,774,390)	(689,270)	(6,885,247)
Net increase	110,727	1,168,767	179,682	1,837,821
Class K shares(b)
Subscriptions	677	7,275	4,239	44,892
Distributions reinvested	574	6,291	692	6,673
Redemptions	(34,435)	(383,185)	(5,409)	(53,339)
Net decrease	(33,184)	(369,619)	(478)	(1,774)
Class R shares
Subscriptions	15,707	169,400	—	—
Distributions reinvested	86	936	—	—
Redemptions	(3)	(34)	—	—
Net increase	15,790	170,302	—	—
Class Z shares
Subscriptions	34,663	377,096	21,187	221,433
Distributions reinvested	569	6,200	136	1,301
Redemptions	(15,506)	(168,084)	(5,003)	(51,952)
Net increase	19,726	215,212	16,320	170,782
Total net decrease	(4,241,042)	(44,943,075)	(2,614,268)	(26,391,393)

(a) Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

(b) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Conservative Portfolio

The following tables are intended to help you understand the Funds' financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Year Ended January 31,
Class A	2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.32		$10.44		$9.77	$8.51	$10.15
Income from investment operations:
Net investment income	0.24		0.25		0.24	0.25	0.32
Net realized and unrealized gain (loss)	0.54		0.14		0.68	1.25	(1.63)
Total from investment operations	0.78		0.39		0.92	1.50	(1.31)
Less distributions to shareholders:
Net investment income	(0.35)		(0.25)		(0.25)	(0.24)	(0.31)
Net realized gains	(0.12)		(0.26)		—	—	(0.02)
Total distributions to shareholders	(0.47)		(0.51)		(0.25)	(0.24)	(0.33)
Net asset value, end of period	$10.63		$10.32		$10.44	$9.77	$8.51
Total return	7.62%		3.90%		9.47%	17.78%	(13.09%)
Ratios to average net assets(a)
Total gross expenses	0.48%		0.49%		0.48%	0.47%	0.47%
Total net expenses(b)	0.48	%(c)	0.49	%(c)	0.48%	0.47%	0.47%
Net investment income	2.28%		2.35%		2.32%	2.71%	3.44%
Supplemental data
Net assets, end of period (in thousands)	$282,382		$251,178		$217,147	$188,324	$145,919
Portfolio turnover	19%		88%		16%	26%	27%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Year Ended January 31,
Class B	2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.29		$10.40		$9.73	$8.48	$10.11
Income from investment operations:
Net investment income	0.15		0.16		0.15	0.17	0.25
Net realized and unrealized gain (loss)	0.54		0.16		0.69	1.25	(1.62)
Total from investment operations	0.69		0.32		0.84	1.42	(1.37)
Less distributions to shareholders:
Net investment income	(0.26)		(0.17)		(0.17)	(0.17)	(0.24)
Net realized gains	(0.12)		(0.26)		—	—	(0.02)
Total distributions to shareholders	(0.38)		(0.43)		(0.17)	(0.17)	(0.26)
Net asset value, end of period	$10.60		$10.29		$10.40	$9.73	$8.48
Total return	6.79%		3.19%		8.64%	16.82%	(13.69%)
Ratios to average net assets(a)
Total gross expenses	1.23%		1.24%		1.23%	1.23%	1.22%
Total net expenses(b)	1.23	%(c)	1.24	%(c)	1.23%	1.23%	1.22%
Net investment income	1.47%		1.56%		1.47%	1.89%	2.60%
Supplemental data
Net assets, end of period (in thousands)	$19,598		$24,717		$30,599	$38,996	$41,590
Portfolio turnover	19%		88%		16%	26%	27%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Year Ended January 31,
Class C	2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.28		$10.39		$9.73	$8.48	$10.12
Income from investment operations:
Net investment income	0.16		0.17		0.16	0.18	0.25
Net realized and unrealized gain (loss)	0.53		0.16		0.67	1.25	(1.63)
Total from investment operations	0.69		0.33		0.83	1.43	(1.38)
Less distributions to shareholders:
Net investment income	(0.27)		(0.18)		(0.17)	(0.18)	(0.24)
Net realized gains	(0.12)		(0.26)		—	—	(0.02)
Total distributions to shareholders	(0.39)		(0.44)		(0.17)	(0.18)	(0.26)
Net asset value, end of period	$10.58		$10.28		$10.39	$9.73	$8.48
Total return	6.75%		3.28%		8.63%	16.92%	(13.75%)
Ratios to average net assets(a)
Total gross expenses	1.23%		1.24%		1.23%	1.22%	1.22%
Total net expenses(b)	1.23	%(c)	1.24	%(c)	1.23%	1.22%	1.22%
Net investment income	1.54%		1.62%		1.60%	1.99%	2.68%
Supplemental data
Net assets, end of period (in thousands)	$45,368		$36,637		$26,212	$18,362	$10,602
Portfolio turnover	19%		88%		16%	26%	27%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Year Ended January 31,
Class K(a)	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$10.25	$10.35	$9.69	$8.43	$10.05
Income from investment operations:
Net investment income	0.24	0.25	0.24	0.24	0.35
Net realized and unrealized gain (loss)	0.53	0.16	0.67	1.25	(1.60)
Total from investment operations	0.77	0.41	0.91	1.49	(1.25)
Less distributions to shareholders:
Net investment income	(0.36)	(0.25)	(0.25)	(0.23)	(0.35)
Net realized gains	(0.12)	(0.26)	—	—	(0.02)
Total distributions to shareholders	(0.48)	(0.51)	(0.25)	(0.23)	(0.37)
Net asset value, end of period	$10.54	$10.25	$10.35	$9.69	$8.43
Total return	7.62%	4.14%	9.49%	17.86%	(12.71%)
Ratios to average net assets(b)
Total gross expenses	0.39%	0.41%	0.44%	0.38%	0.39%
Total net expenses(c)	0.39%	0.39%	0.44%	0.38%	0.13%
Net investment income	2.27%	2.43%	2.35%	2.69%	3.68%
Supplemental data
Net assets, end of period (in thousands)	$12	$79	$81	$68	$21
Portfolio turnover	19%	88%	16%	26%	27%

Notes to Financial Highlights

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Year Ended January 31,
Class R	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.32	$10.44	$10.24
Income from investment operations:
Net investment income	0.25	0.22	0.10
Net realized and unrealized gain	0.50	0.15	0.21
Total from investment operations	0.75	0.37	0.31
Less distributions to shareholders:
Net investment income	(0.32)	(0.23)	(0.11)
Net realized gains	(0.12)	(0.26)	—
Total distributions to shareholders	(0.44)	(0.49)	(0.11)
Net asset value, end of period	$10.63	$10.32	$10.44
Total return	7.39%	3.66%	3.03%
Ratios to average net assets(b)
Total gross expenses	0.72%	0.75%	0.68	%(c)
Total net expenses(d)	0.72%	0.75%	0.68	%(c)
Net investment income	2.36%	2.07%	2.78	%(c)
Supplemental data
Net assets, end of period (in thousands)	$114	$3	$3
Portfolio turnover	19%	88%	16%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Year Ended January 31,
Class Z	2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.32		$10.44		$10.24
Income from investment operations:
Net investment income	0.30		0.28		0.12
Net realized and unrealized gain	0.51		0.14		0.20
Total from investment operations	0.81		0.42		0.32
Less distributions to shareholders:
Net investment income	(0.38)		(0.28)		(0.12)
Net realized gains	(0.12)		(0.26)		—
Total distributions to shareholders	(0.50)		(0.54)		(0.12)
Net asset value, end of period	$10.63		$10.32		$10.44
Total return	7.91%		4.19%		3.15%
Ratios to average net assets(b)
Total gross expenses	0.22%		0.24%		0.26	%(c)
Total net expenses(d)	0.22	%(e)	0.24	%(e)	0.21	%(c)
Net investment income	2.80%		2.71%		3.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$700		$52		$20
Portfolio turnover	19%		88%		16%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Moderate Conservative Portfolio

	Year Ended January 31,				Year Ended March 31,
Class A	2013		2012(a)		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.96		$10.89		$10.04	$8.03	$10.40		$11.04
Income from investment operations:
Net investment income	0.25		0.21		0.26	0.31	0.33		0.36
Net realized and unrealized gain (loss)	0.71		0.07		0.85	2.00	(1.97)		(0.30)
Total from investment operations	0.96		0.28		1.11	2.31	(1.64)		0.06
Less distributions to shareholders:
Net investment income	(0.32)		(0.21)		(0.26)	(0.30)	(0.33)		(0.36)
Net realized gains	(0.27)		—		—	—	(0.40)		(0.34)
Total distributions to shareholders	(0.59)		(0.21)		(0.26)	(0.30)	(0.73)		(0.70)
Net asset value, end of period	$11.33		$10.96		$10.89	$10.04	$8.03		$10.40
Total return	8.94%		2.63%		11.21%	29.06%	(16.58%)		0.34%
Ratios to average net assets(b)(c)
Total gross expenses	0.70%		0.64	%(d)(e)	0.50%	0.50%	0.50	%(e)	0.50%
Total net expenses(f)	0.57	%(g)	0.57	%(d)(e)(g)	0.50%	0.50%	0.50	%(e)(g)	0.50	%(g)
Net investment income	2.19%		2.37	%(d)	2.52%	3.26%	3.59%		3.29%
Supplemental data
Net assets, end of period (in thousands)	$71,321		$68,452		$63,807	$60,848	$44,825		$54,370
Portfolio turnover	38%		55%		87%	34%	52%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Year Ended January 31,				Year Ended March 31,
Class B	2013		2012(a)		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.91		$10.85		$10.00	$8.01	$10.36		$11.00
Income from investment operations:
Net investment income	0.15		0.14		0.18	0.23	0.26		0.28
Net realized and unrealized gain (loss)	0.73		0.07		0.85	1.99	(1.95)		(0.31)
Total from investment operations	0.88		0.21		1.03	2.22	(1.69)		(0.03)
Less distributions to shareholders:
Net investment income	(0.24)		(0.15)		(0.18)	(0.23)	(0.26)		(0.27)
Net realized gains	(0.27)		—		—	—	(0.40)		(0.34)
Total distributions to shareholders	(0.51)		(0.15)		(0.18)	(0.23)	(0.66)		(0.61)
Net asset value, end of period	$11.28		$10.91		$10.85	$10.00	$8.01		$10.36
Total return	8.17%		1.96%		10.43%	27.94%	(17.09%)		(0.41%)
Ratios to average net assets(b)(c)
Total gross expenses	1.44%		1.39	%(d)(e)	1.25%	1.25%	1.25	%(e)	1.25%
Total net expenses(f)	1.32	%(g)	1.31	%(d)(e)(g)	1.25%	1.25%	1.25	%(e)(g)	1.25	%(g)
Net investment income	1.36%		1.58	%(d)	1.75%	2.51%	2.80%		2.53%
Supplemental data
Net assets, end of period (in thousands)	$8,335		$14,587		$26,181	$40,508	$40,270		$66,558
Portfolio turnover	38%		55%		87%	34%	52%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Year Ended January 31,				Year Ended March 31,
Class C	2013		2012(a)		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.84		$10.78		$9.94	$7.96	$10.30		$10.94
Income from investment operations:
Net investment income	0.16		0.14		0.18	0.23	0.26		0.28
Net realized and unrealized gain (loss)	0.71		0.07		0.84	1.98	(1.94)		(0.31)
Total from investment operations	0.87		0.21		1.02	2.21	(1.68)		(0.03)
Less distributions to shareholders:
Net investment income	(0.24)		(0.15)		(0.18)	(0.23)	(0.26)		(0.27)
Net realized gains	(0.27)		—		—	—	(0.40)		(0.34)
Total distributions to shareholders	(0.51)		(0.15)		(0.18)	(0.23)	(0.66)		(0.61)
Net asset value, end of period	$11.20		$10.84		$10.78	$9.94	$7.96		$10.30
Total return	8.13%		1.97%		10.39%	27.99%	(17.09%)		(0.41%)
Ratios to average net assets(b)(c)
Total gross expenses	1.45%		1.39	%(d)(e)	1.25%	1.25%	1.25	%(e)	1.25%
Total net expenses(f)	1.32	%(g)	1.32	%(d)(e)(g)	1.25%	1.25%	1.25	%(e)(g)	1.25	%(g)
Net investment income	1.44%		1.61	%(d)	1.77%	2.51%	2.81%		2.55%
Supplemental data
Net assets, end of period (in thousands)	$23,470		$24,156		$23,651	$23,321	$18,370		$26,501
Portfolio turnover	38%		55%		87%	34%	52%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Year Ended January 31,				Year Ended March 31,
Class R	2013		2012(a)		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.96		$10.90		$10.04	$8.04	$10.40		$11.04
Income from investment operations:
Net investment income	0.23		0.18		0.23	0.28	0.31		0.32
Net realized and unrealized gain (loss)	0.72		0.07		0.86	2.00	(1.96)		(0.29)
Total from investment operations	0.95		0.25		1.09	2.28	(1.65)		0.03
Less distributions to shareholders:
Net investment income	(0.30)		(0.19)		(0.23)	(0.28)	(0.31)		(0.33)
Net realized gains	(0.27)		—		—	—	(0.40)		(0.34)
Total distributions to shareholders	(0.57)		(0.19)		(0.23)	(0.28)	(0.71)		(0.67)
Net asset value, end of period	$11.34		$10.96		$10.90	$10.04	$8.04		$10.40
Total return	8.76%		2.34%		11.03%	28.58%	(16.69%)		0.09%
Ratios to average net assets(b)(c)
Total gross expenses	0.96%		0.89	%(d)(e)	0.75%	0.75%	0.75	%(e)	0.75%
Total net expenses(f)	0.81	%(g)	0.82	%(d)(e)(g)	0.75%	0.75%	0.75	%(e)(g)	0.75	%(g)
Net investment income	2.04%		2.03	%(d)	2.28%	3.00%	3.34%		2.93%
Supplemental data
Net assets, end of period (in thousands)	$2,148		$1,102		$428	$559	$358		$451
Portfolio turnover	38%		55%		87%	34%	52%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

Class R4	Year Ended January 31, 2013(a)
Per share data
Net asset value, beginning of period	$11.30
Income from investment operations:
Net investment income	0.09
Net realized and unrealized gain	0.26
Total from investment operations	0.35
Less distributions to shareholders:
Net investment income	(0.17)
Net realized gains	(0.23)
Total distributions to shareholders	(0.40)
Net asset value, end of period	$11.25
Total return	3.11%
Ratios to average net assets(b)
Total gross expenses	0.51	%(c)
Total net expenses(d)	0.37	%(c)
Net investment income	3.68	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	38%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

Class R5	Year Ended January 31, 2013(a)
Per share data
Net asset value, beginning of period	$11.30
Income from investment operations:
Net investment income	0.10
Net realized and unrealized gain	0.25
Total from investment operations	0.35
Less distributions to shareholders:
Net investment income	(0.17)
Net realized gains	(0.23)
Total distributions to shareholders	(0.40)
Net asset value, end of period	$11.25
Total return	3.13%
Ratios to average net assets(b)
Total gross expenses	0.41	%(c)
Total net expenses(d)	0.29	%(c)
Net investment income	3.77	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	38%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Year Ended January 31,				Year Ended March 31,
Class Z	2013		2012(a)		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$10.85		$10.78		$9.94	$7.96	$10.30		$10.96
Income from investment operations:
Net investment income	0.27		0.23		0.28	0.33	0.35		0.42
Net realized and unrealized gain (loss)	0.71		0.07		0.84	1.98	(1.93)		(0.36)
Total from investment operations	0.98		0.30		1.12	2.31	(1.58)		0.06
Less distributions to shareholders:
Net investment income	(0.35)		(0.23)		(0.28)	(0.33)	(0.36)		(0.38)
Net realized gains	(0.27)		—		—	—	(0.40)		(0.34)
Total distributions to shareholders	(0.62)		(0.23)		(0.28)	(0.33)	(0.76)		(0.72)
Net asset value, end of period	$11.21		$10.85		$10.78	$9.94	$7.96		$10.30
Total return	9.22%		2.85%		11.49%	29.25%	(16.23%)		0.40%
Ratios to average net assets(b)(c)
Total gross expenses	0.45%		0.39	%(d)(e)	0.25%	0.25%	0.25	%(e)	0.25%
Total net expenses(f)	0.32	%(g)	0.32	%(d)(e)(g)	0.25%	0.25%	0.25	%(e)(g)	0.25	%(g)
Net investment income	2.45%		2.61	%(d)	2.77%	3.51%	3.98%		3.78%
Supplemental data
Net assets, end of period (in thousands)	$20,710		$21,157		$21,839	$20,406	$16,275		$13,598
Portfolio turnover	38%		55%		87%	34%	52%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Moderate Portfolio

	Year Ended January 31,
Class A	2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.75		$10.71		$9.46	$7.58	$10.46
Income from investment operations:
Net investment income	0.22		0.23		0.23	0.23	0.30
Net realized and unrealized gain (loss)	0.93		0.06		1.29	1.90	(2.93)
Total from investment operations	1.15		0.29		1.52	2.13	(2.63)
Less distributions to shareholders:
Net investment income	(0.29)		(0.25)		(0.27)	(0.25)	(0.23)
Net realized gains	—		—		—	—	(0.02)
Total distributions to shareholders	(0.29)		(0.25)		(0.27)	(0.25)	(0.25)
Net asset value, end of period	$11.61		$10.75		$10.71	$9.46	$7.58
Total return	10.87%		2.84%		16.23%	28.49%	(25.51%)
Ratios to average net assets(a)
Total gross expenses	0.46%		0.43%		0.43%	0.45%	0.43%
Total net expenses(b)	0.46	%(c)	0.43	%(c)	0.43%	0.45%	0.43%
Net investment income	1.98%		2.11%		2.32%	2.63%	3.19%
Supplemental data
Net assets, end of period (in thousands)	$1,331,311		$1,215,462		$1,164,732	$936,670	$664,054
Portfolio turnover	23%		58%		9%	26%	34%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Year Ended January 31,
Class B	2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.70		$10.66		$9.41	$7.54	$10.41
Income from investment operations:
Net investment income	0.13		0.14		0.15	0.15	0.22
Net realized and unrealized gain (loss)	0.93		0.07		1.29	1.91	(2.91)
Total from investment operations	1.06		0.21		1.44	2.06	(2.69)
Less distributions to shareholders:
Net investment income	(0.21)		(0.17)		(0.19)	(0.19)	(0.16)
Net realized gains	—		—		—	—	(0.02)
Total distributions to shareholders	(0.21)		(0.17)		(0.19)	(0.19)	(0.18)
Net asset value, end of period	$11.55		$10.70		$10.66	$9.41	$7.54
Total return	9.99%		2.03%		15.43%	27.54%	(26.12%)
Ratios to average net assets(a)
Total gross expenses	1.20%		1.18%		1.19%	1.21%	1.19%
Total net expenses(b)	1.20	%(c)	1.18	%(c)	1.19%	1.21%	1.19%
Net investment income	1.17%		1.32%		1.47%	1.79%	2.32%
Supplemental data
Net assets, end of period (in thousands)	$94,225		$117,235		$153,336	$163,375	$144,798
Portfolio turnover	23%		58%		9%	26%	34%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Year Ended January 31,
Class C	2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.69		$10.65		$9.41	$7.55	$10.41
Income from investment operations:
Net investment income	0.14		0.15		0.16	0.17	0.23
Net realized and unrealized gain (loss)	0.91		0.07		1.28	1.88	(2.91)
Total from investment operations	1.05		0.22		1.44	2.05	(2.68)
Less distributions to shareholders:
Net investment income	(0.21)		(0.18)		(0.20)	(0.19)	(0.16)
Net realized gains	—		—		—	—	(0.02)
Total distributions to shareholders	(0.21)		(0.18)		(0.20)	(0.19)	(0.18)
Net asset value, end of period	$11.53		$10.69		$10.65	$9.41	$7.55
Total return	9.95%		2.10%		15.40%	27.45%	(25.99%)
Ratios to average net assets(a)
Total gross expenses	1.21%		1.18%		1.19%	1.20%	1.19%
Total net expenses(b)	1.21	%(c)	1.18	%(c)	1.19%	1.20%	1.19%
Net investment income	1.25%		1.38%		1.62%	1.92%	2.45%
Supplemental data
Net assets, end of period (in thousands)	$132,770		$107,827		$90,001	$60,533	$33,449
Portfolio turnover	23%		58%		9%	26%	34%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Year Ended January 31,
Class K(a)	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$10.74	$10.70	$9.45	$7.57	$10.45
Income from investment operations:
Net investment income	0.21	0.23	0.27	0.26	0.33
Net realized and unrealized gain (loss)	0.95	0.08	1.26	1.88	(2.92)
Total from investment operations	1.16	0.31	1.53	2.14	(2.59)
Less distributions to shareholders:
Net investment income	(0.30)	(0.27)	(0.28)	(0.26)	(0.27)
Net realized gains	—	—	—	—	(0.02)
Total distributions to shareholders	(0.30)	(0.27)	(0.28)	(0.26)	(0.29)
Net asset value, end of period	$11.60	$10.74	$10.70	$9.45	$7.57
Total return	10.94%	2.94%	16.38%	28.70%	(25.22%)
Ratios to average net assets(b)
Total gross expenses	0.34%	0.34%	0.33%	0.35%	0.35%
Total net expenses(c)	0.34%	0.34%	0.33%	0.35%	0.06%
Net investment income	1.93%	2.18%	2.66%	2.96%	3.50%
Supplemental data
Net assets, end of period (in thousands)	$298	$748	$760	$221	$78
Portfolio turnover	23%	58%	9%	26%	34%

Notes to Financial Highlights

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Year Ended January 31,
Class R	2013		2012	2011(a)
Per share data
Net asset value, beginning of period	$10.74		$10.70	$10.10
Income from investment operations:
Net investment income	0.18		0.30	0.11
Net realized and unrealized gain (loss)	0.93		(0.02)	0.60
Total from investment operations	1.11		0.28	0.71
Less distributions to shareholders:
Net investment income	(0.27)		(0.24)	(0.11)
Total distributions to shareholders	(0.27)		(0.24)	(0.11)
Net asset value, end of period	$11.58		$10.74	$10.70
Total return	10.46%		2.66%	7.06%
Ratios to average net assets(b)
Total gross expenses	0.70%		0.71%	0.67	%(c)
Total net expenses(d)	0.70	%(e)	0.71%	0.67	%(c)
Net investment income	1.67%		2.93%	3.18	%(c)
Supplemental data
Net assets, end of period (in thousands)	$138		$60	$3
Portfolio turnover	23%		58%	9%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Year Ended January 31,
Class Z	2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.75		$10.71		$10.10
Income from investment operations:
Net investment income	0.28		0.26		0.16
Net realized and unrealized gain	0.88		0.07		0.58
Total from investment operations	1.16		0.33		0.74
Less distributions to shareholders:
Net investment income	(0.32)		(0.29)		(0.13)
Total distributions to shareholders	(0.32)		(0.29)		(0.13)
Net asset value, end of period	$11.59		$10.75		$10.71
Total return	10.98%		3.15%		7.31%
Ratios to average net assets(b)
Total gross expenses	0.22%		0.19%		0.11	%(c)
Total net expenses(d)	0.22	%(e)	0.19	%(e)	0.11	%(c)
Net investment income	2.54%		2.49%		4.32	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,544		$836		$7
Portfolio turnover	23%		58%		9%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Moderate Aggressive Portfolio

	Year Ended January 31,				Year Ended March 31,
Class A	2013		2012(a)		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$11.30		$11.61		$10.23		$7.33	$11.36		$12.38
Income from investment operations:
Net investment income	0.18		0.15		0.19		0.23	0.22		0.25
Net realized and unrealized gain (loss)	1.07		(0.30)		1.37		2.89	(2.91)		(0.45)
Total from investment operations	1.25		(0.15)		1.56		3.12	(2.69)		(0.20)
Less distributions to shareholders:
Net investment income	(0.22)		(0.14)		(0.18)		(0.22)	(0.22)		(0.25)
Net realized gains	(0.29)		(0.02)		—		—	(1.12)		(0.57)
Total distributions to shareholders	(0.51)		(0.16)		(0.18)		(0.22)	(1.34)		(0.82)
Proceeds from regulatory settlements	—		0.00	(b)	—		—	—		—
Net asset value, end of period	$12.04		$11.30		$11.61		$10.23	$7.33		$11.36
Total return	11.28%		(1.20%)		15.48%		42.94%	(26.48%)		(1.99%)
Ratios to average net assets(c)(d)
Total gross expenses	0.53%		0.51	%(e)(f)	0.50	%(f)	0.50%	0.50%		0.50%
Total net expenses(g)	0.53	%(h)	0.51	%(e)(f)(h)	0.50	%(f)	0.50%	0.50	%(h)	0.50	%(h)
Net investment income	1.51%		1.60	%(e)	1.75%		2.45%	2.44%		2.05%
Supplemental data
Net assets, end of period (in thousands)	$679,109		$665,859		$291,758		$245,327	$170,155		$275,576
Portfolio turnover	34%		42%		68%		27%	47%		18%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Year Ended January 31,				Year Ended March 31,
Class B	2013		2012(a)		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$11.21		$11.53		$10.16		$7.29	$11.30		$12.31
Income from investment operations:
Net investment income	0.07		0.07		0.10		0.16	0.15		0.16
Net realized and unrealized gain (loss)	1.08		(0.29)		1.37		2.87	(2.89)		(0.44)
Total from investment operations	1.15		(0.22)		1.47		3.03	(2.74)		(0.28)
Less distributions to shareholders:
Net investment income	(0.13)		(0.08)		(0.10)		(0.16)	(0.15)		(0.16)
Net realized gains	(0.29)		(0.02)		—		—	(1.12)		(0.57)
Total distributions to shareholders	(0.42)		(0.10)		(0.10)		(0.16)	(1.27)		(0.73)
Proceeds from regulatory settlements	—		0.00	(b)	—		—	—		—
Net asset value, end of period	$11.94		$11.21		$11.53		$10.16	$7.29		$11.30
Total return	10.45%		(1.87%)		14.63%		41.72%	(27.01%)		(2.66%)
Ratios to average net assets(c)(d)
Total gross expenses	1.27%		1.26	%(e)(f)	1.25	%(f)	1.25%	1.25%		1.25%
Total net expenses(g)	1.27	%(h)	1.26	%(e)(f)(h)	1.25	%(f)	1.25%	1.25	%(h)	1.25	%(h)
Net investment income	0.65%		0.75	%(e)	0.99%		1.70%	1.67%		1.28%
Supplemental data
Net assets, end of period (in thousands)	$53,009		$85,005		$133,770		$181,026	$156,679		$282,912
Portfolio turnover	34%		42%		68%		27%	47%		18%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Year Ended January 31,				Year Ended March 31,
Class C	2013		2012(a)		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$11.36		$11.68		$10.29		$7.38	$11.43		$12.44
Income from investment operations:
Net investment income	0.09		0.08		0.11		0.16	0.15		0.16
Net realized and unrealized gain (loss)	1.08		(0.30)		1.38		2.91	(2.93)		(0.44)
Total from investment operations	1.17		(0.22)		1.49		3.07	(2.78)		(0.28)
Less distributions to shareholders:
Net investment income	(0.13)		(0.08)		(0.10)		(0.16)	(0.15)		(0.16)
Net realized gains	(0.29)		(0.02)		—		—	(1.12)		(0.57)
Total distributions to shareholders	(0.42)		(0.10)		(0.10)		(0.16)	(1.27)		(0.73)
Proceeds from regulatory settlements	—		0.00	(b)	—		—	—		—
Net asset value, end of period	$12.11		$11.36		$11.68		$10.29	$7.38		$11.43
Total return	10.49%		(1.85%)		14.64%		41.76%	(27.05%)		(2.63%)
Ratios to average net assets(c)(d)
Total gross expenses	1.28%		1.26	%(e)(f)	1.25	%(f)	1.25%	1.25%		1.25%
Total net expenses(g)	1.28	%(h)	1.26	%(e)(f)(h)	1.25	%(f)	1.25%	1.25	%(h)	1.25	%(h)
Net investment income	0.75%		0.81	%(e)	1.00%		1.70%	1.67%		1.30%
Supplemental data
Net assets, end of period (in thousands)	$84,349		$86,321		$91,556		$87,496	$64,940		$112,902
Portfolio turnover	34%		42%		68%		27%	47%		18%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Year Ended January 31,				Year Ended March 31,
Class R	2013		2012(a)		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$11.29		$11.60		$10.22		$7.33	$11.36		$12.37
Income from investment operations:
Net investment income	0.15		0.13		0.16		0.20	0.22		0.21
Net realized and unrealized gain (loss)	1.07		(0.30)		1.38		2.89	(2.94)		(0.43)
Total from investment operations	1.22		(0.17)		1.54		3.09	(2.72)		(0.22)
Less distributions to shareholders:
Net investment income	(0.19)		(0.12)		(0.16)		(0.20)	(0.19)		(0.22)
Net realized gains	(0.29)		(0.02)		—		—	(1.12)		(0.57)
Total distributions to shareholders	(0.48)		(0.14)		(0.16)		(0.20)	(1.31)		(0.79)
Proceeds from regulatory settlements	—		0.00	(b)	—		—	—		—
Net asset value, end of period	$12.03		$11.29		$11.60		$10.22	$7.33		$11.36
Total return	11.01%		(1.39%)		15.21%		42.46%	(26.67%)		(2.15%)
Ratios to average net assets(c)(d)
Total gross expenses	0.78%		0.77	%(e)(f)	0.75	%(f)	0.75%	0.75%		0.75%
Total net expenses(g)	0.78	%(h)	0.77	%(e)(f)(h)	0.75	%(f)	0.75%	0.75	%(h)	0.75	%(h)
Net investment income	1.26%		1.40	%(e)	1.54%		2.16%	2.48%		1.69%
Supplemental data
Net assets, end of period (in thousands)	$4,664		$3,908		$1,517		$1,740	$1,666		$1,257
Portfolio turnover	34%		42%		68%		27%	47%		18%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

Class R4	Year Ended January 31, 2013(a)
Per share data
Net asset value, beginning of period	$11.71
Income from investment operations:
Net investment income	0.11
Net realized and unrealized gain	0.65
Total from investment operations	0.76
Less distributions to shareholders:
Net investment income	(0.14)
Net realized gains	(0.22)
Total distributions to shareholders	(0.36)
Net asset value, end of period	$12.11
Total return	6.60%
Ratios to average net assets(b)
Total gross expenses	0.24	%(c)
Total net expenses(d)	0.24	%(c)
Net investment income	3.98	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	34%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

Class R5	Year Ended January 31, 2013(a)
Per share data
Net asset value, beginning of period	$11.71
Income from investment operations:
Net investment income	0.11
Net realized and unrealized gain	0.66
Total from investment operations	0.77
Less distributions to shareholders:
Net investment income	(0.15)
Net realized gains	(0.22)
Total distributions to shareholders	(0.37)
Net asset value, end of period	$12.11
Total return	6.64%
Ratios to average net assets(b)
Total gross expenses	0.12	%(c)
Total net expenses(d)	0.12	%(c)
Net investment income	4.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	34%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Year Ended January 31,				Year Ended March 31,
Class T	2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$11.30		$11.61		$11.49
Income from investment operations:
Net investment income	0.17		0.15		0.02
Net realized and unrealized gain (loss)	1.07		(0.30)		0.13
Total from investment operations	1.24		(0.15)		0.15
Less distributions to shareholders:
Net investment income	(0.21)		(0.14)		(0.03)
Net realized gains	(0.29)		(0.02)		—
Total distributions to shareholders	(0.50)		(0.16)		(0.03)
Proceeds from regulatory settlements	—		0.00	(c)	—
Net asset value, end of period	$12.04		$11.30		$11.61
Total return	11.23%		(1.23%)		1.28%
Ratios to average net assets(d)(e)
Total gross expenses	0.58%		0.56	%(f)(g)	0.55	%(f)
Total net expenses(h)	0.58	%(i)	0.56	%(f)(g)(i)	0.55	%(f)
Net investment income	1.46%		1.58	%(f)	2.26	%(f)
Supplemental data
Net assets, end of period (in thousands)	$100,955		$102,913		$3
Portfolio turnover	34%		42%		68%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  For the period from March 1, 2011 (commencement of operations) to March 31, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Year Ended January 31,				Year Ended March 31,
Class Z	2013		2012(a)		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$11.29		$11.60		$10.21		$7.33	$11.36		$12.35
Income from investment operations:
Net investment income	0.20		0.17		0.21		0.25	0.25		0.34
Net realized and unrealized gain (loss)	1.08		(0.30)		1.39		2.88	(2.92)		(0.47)
Total from investment operations	1.28		(0.13)		1.60		3.13	(2.67)		(0.13)
Less distributions to shareholders:
Net investment income	(0.25)		(0.16)		(0.21)		(0.25)	(0.24)		(0.29)
Net realized gains	(0.29)		(0.02)		—		—	(1.12)		(0.57)
Total distributions to shareholders	(0.54)		(0.18)		(0.21)		(0.25)	(1.36)		(0.86)
Proceeds from regulatory settlements	—		0.00	(b)	—		—	—		—
Net asset value, end of period	$12.03		$11.29		$11.60		$10.21	$7.33		$11.36
Total return	11.57%		(1.00%)		15.89%		43.01%	(26.28%)		(1.49%)
Ratios to average net assets(c)(d)
Total gross expenses	0.28%		0.26	%(e)(f)	0.25	%(f)	0.25%	0.25%		0.25%
Total net expenses(g)	0.28	%(h)	0.26	%(e)(f)(h)	0.25	%(f)	0.25%	0.25	%(h)	0.25	%(h)
Net investment income	1.72%		1.86	%(e)	2.03%		2.69%	2.83%		2.68%
Supplemental data
Net assets, end of period (in thousands)	$147,433		$146,805		$56,805		$64,967	$44,020		$46,711
Portfolio turnover	34%		42%		68%		27%	47%		18%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Aggressive Portfolio

	Year Ended January 31,
Class A	2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.19		$10.28		$8.62	$6.49	$10.46
Income from investment operations:
Net investment income	0.13		0.12		0.14	0.15	0.17
Net realized and unrealized gain (loss)	1.25		(0.07)		1.69	2.14	(3.98)
Total from investment operations	1.38		0.05		1.83	2.29	(3.81)
Less distributions to shareholders:
Net investment income	(0.16)		(0.14)		(0.17)	(0.16)	(0.12)
Net realized gains	—		—		—	—	(0.04)
Total distributions to shareholders	(0.16)		(0.14)		(0.17)	(0.16)	(0.16)
Net asset value, end of period	$11.41		$10.19		$10.28	$8.62	$6.49
Total return	13.63%		0.60%		21.22%	35.27%	(36.52%)
Ratios to average net assets(a)
Total gross expenses	0.52%		0.49%		0.50%	0.53%	0.51%
Total net expenses(b)	0.51	%(c)	0.49	%(c)	0.50%	0.51%	0.50%
Net investment income	1.25%		1.18%		1.48%	1.92%	1.83%
Supplemental data
Net assets, end of period (in thousands)	$495,722		$472,855		$489,241	$411,906	$294,773
Portfolio turnover	21%		83%		10%	28%	35%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Year Ended January 31,
Class B	2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.17		$10.24		$8.57	$6.46	$10.38
Income from investment operations:
Net investment income	0.04		0.04		0.06	0.08	0.09
Net realized and unrealized gain (loss)	1.26		(0.07)		1.69	2.12	(3.93)
Total from investment operations	1.30		(0.03)		1.75	2.20	(3.84)
Less distributions to shareholders:
Net investment income	(0.06)		(0.04)		(0.08)	(0.09)	(0.04)
Net realized gains	—		—		—	—	(0.04)
Total distributions to shareholders	(0.06)		(0.04)		(0.08)	(0.09)	(0.08)
Net asset value, end of period	$11.41		$10.17		$10.24	$8.57	$6.46
Total return	12.80%		(0.22%)		20.46%	34.10%	(37.04%)
Ratios to average net assets(a)
Total gross expenses	1.26%		1.24%		1.26%	1.29%	1.26%
Total net expenses(b)	1.26	%(c)	1.24	%(c)	1.26%	1.27%	1.26%
Net investment income	0.41%		0.38%		0.62%	1.09%	0.99%
Supplemental data
Net assets, end of period (in thousands)	$39,020		$49,003		$66,323	$69,632	$56,864
Portfolio turnover	21%		83%		10%	28%	35%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Year Ended January 31,
Class C	2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.04		$10.14		$8.50	$6.42	$10.33
Income from investment operations:
Net investment income	0.05		0.04		0.07	0.11	0.10
Net realized and unrealized gain (loss)	1.24		(0.07)		1.67	2.08	(3.92)
Total from investment operations	1.29		(0.03)		1.74	2.19	(3.82)
Less distributions to shareholders:
Net investment income	(0.09)		(0.07)		(0.10)	(0.11)	(0.05)
Net realized gains	—		—		—	—	(0.04)
Total distributions to shareholders	(0.09)		(0.07)		(0.10)	(0.11)	(0.09)
Net asset value, end of period	$11.24		$10.04		$10.14	$8.50	$6.42
Total return	12.86%		(0.23%)		20.45%	34.07%	(37.00%)
Ratios to average net assets(a)
Total gross expenses	1.27%		1.24%		1.25%	1.28%	1.26%
Total net expenses(b)	1.26	%(c)	1.24	%(c)	1.25%	1.26%	1.25%
Net investment income	0.52%		0.44%		0.72%	1.37%	1.09%
Supplemental data
Net assets, end of period (in thousands)	$38,461		$33,266		$31,772	$26,852	$11,330
Portfolio turnover	21%		83%		10%	28%	35%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Year Ended January 31,
Class K(a)	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$10.20	$10.30	$8.63	$6.50	$10.48
Income from investment operations:
Net investment income	0.15	0.13	0.15	0.17	0.22
Net realized and unrealized gain (loss)	1.25	(0.07)	1.70	2.13	(4.01)
Total from investment operations	1.40	0.06	1.85	2.30	(3.79)
Less distributions to shareholders:
Net investment income	(0.17)	(0.16)	(0.18)	(0.17)	(0.15)
Net realized gains	—	—	—	—	(0.04)
Total distributions to shareholders	(0.17)	(0.16)	(0.18)	(0.17)	(0.19)
Net asset value, end of period	$11.43	$10.20	$10.30	$8.63	$6.50
Total return	13.84%	0.64%	21.46%	35.36%	(36.20%)
Ratios to average net assets(b)
Total gross expenses	0.37%	0.35%	0.38%	0.36%	0.36%
Total net expenses(c)	0.37%	0.35%	0.38%	0.36%	0.11%
Net investment income	1.37%	1.30%	1.62%	2.13%	2.57%
Supplemental data
Net assets, end of period (in thousands)	$126	$451	$461	$391	$141
Portfolio turnover	21%	83%	10%	28%	35%

Notes to Financial Highlights

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Year Ended January 31,
Class R	2013		2012	2011(a)
Per share data
Net asset value, beginning of period	$10.16		$10.25	$9.42
Income from investment operations:
Net investment income	0.11		0.10	0.10
Net realized and unrealized gain (loss)	1.24		(0.07)	0.92
Total from investment operations	1.35		0.03	1.02
Less distributions to shareholders:
Net investment income	(0.16)		(0.12)	(0.19)
Total distributions to shareholders	(0.16)		(0.12)	(0.19)
Net asset value, end of period	$11.35		$10.16	$10.25
Total return	13.38%		0.33%	10.87%
Ratios to average net assets(b)
Total gross expenses	0.79%		0.70%	0.71	%(c)
Total net expenses(d)	0.76	%(e)	0.70%	0.71	%(c)
Net investment income	1.03%		0.98%	2.91	%(c)
Supplemental data
Net assets, end of period (in thousands)	$182		$3	$3
Portfolio turnover	21%		83%	10%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Year Ended January 31,
Class Z	2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.16		$10.26		$9.42
Income from investment operations:
Net investment income	0.21		0.14		0.12
Net realized and unrealized gain (loss)	1.19		(0.07)		0.92
Total from investment operations	1.40		0.07		1.04
Less distributions to shareholders:
Net investment income	(0.20)		(0.17)		(0.20)
Total distributions to shareholders	(0.20)		(0.17)		(0.20)
Net asset value, end of period	$11.36		$10.16		$10.26
Total return	13.87%		0.83%		11.11%
Ratios to average net assets(b)
Total gross expenses	0.28%		0.24%		0.18	%(c)
Total net expenses(d)	0.26	%(e)	0.24	%(e)	0.18	%(c)
Net investment income	2.00%		1.40%		3.44	%(c)
Supplemental data
Net assets, end of period (in thousands)	$413		$168		$3
Portfolio turnover	21%		83%		10%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements

January 31, 2013

Note 1. Organization

Columbia Funds Series Trust and Columbia Funds Series Trust II (each a Trust and collectively, the Trusts) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.

Information presented in these financial statements pertains to the following series of the Trusts (each a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio (formerly known as Columbia LifeGoal® Income and Growth Portfolio) and Columbia Capital Allocation Moderate Aggressive Portfolio (formerly known as Columbia LifeGoal® Balanced Growth Portfolio), each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio (formerly known as Columbia Portfolio Builder Conservative Fund), Columbia Capital Allocation Moderate Portfolio (formerly known as Columbia Portfolio Builder Moderate Fund), and Columbia Capital Allocation Aggressive Portfolio (formerly known as Columbia Portfolio Builder Aggressive Fund), each a series of Columbia Funds Series Trust II. Each Fund currently operates as a diversified fund.

Each Fund is a "fund-of-funds" and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or an affiliate acts as investment manager or principal underwriter. Each Fund may also invest in unaffiliated underlying funds, exchange traded funds (ETFs), equity and fixed income securities (including treasury inflation protected securities (TIPs)) and derivative instruments. Columbia Management is the Investment Manager for the underlying affiliated funds.

*For information on the goals, investment strategies and risks of the underlying funds please refer to the Funds' most recent prospectus and the prospectuses of the underlying funds.

Fund Shares

Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees (the Board).

Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio each offers Class A, Class B, Class C, Class K, Class R and Class Z shares.

Columbia Capital Allocation Moderate Conservative Portfolio offers Class A, Class B, Class C, Class R, Class R4, Class R5 and Class Z shares.

Columbia Capital Allocation Moderate Aggressive Portfolio offers Class A, Class B, Class C, Class R, Class R4, Class R5, Class T and Class Z shares.

All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% for Columbia Capital Allocation Conservative Portfolio. Class A shares of Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. Each Portfolio no longer accepts investments by new or existing investors in the Portfolio's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Portfolio and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares of Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares of Columbia Capital Allocation Moderate Conservative Portfolio and Columbia

Annual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2013

Capital Allocation Moderate Aggressive Portfolio commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares of Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio commenced operations on November 8, 2012.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Debt securities generally are valued by pricing services approved by the Board based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2013

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statements of Operations.

Derivative Instruments

Each Fund may invest in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statements of Assets and Liabilities.

Each Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreementt between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio each bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Funds versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market, and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Annual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2013

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; the impact of derivative transactions on each Funds' operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following each Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Capital Allocation Conservative Portfolio

The following table is a summary of the fair value of derivative instruments at January 31, 2013:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	193,798	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the year ended January 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(379,332)
Interest rate contracts	123,471
Total	(255,861)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	417
Interest rate contracts	(193,798)
Total	(193,381)

The following table is a summary of the volume of derivative instruments for the year ended January 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	791

Columbia Capital Allocation Moderate Conservative Portfolio

The following table is a summary of the fair value of derivative instruments at January 31, 2013:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	51,771	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the year ended January 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(105,138)
Interest rate contracts	173,164
Total	68,026
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(981)
Interest rate contracts	(125,836)
Total	(126,817)

The following table is a summary of the volume of derivative instruments for the year ended January 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	338

Columbia Capital Allocation Moderate Portfolio

The following table is a summary of the fair value of derivative instruments at January 31, 2013:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	547,251	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Annual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2013

The effect of derivative instruments in the Statement of Operations for the year ended January 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(3,197,457)
Interest rate contracts	348,099
Total	(2,849,358)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	1,833
Interest rate contracts	(547,251)
Total	(545,418)

The following table is a summary of the volume of derivative instruments for the year ended January 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	3,106

Columbia Capital Allocation Moderate Aggressive Portfolio

The following table is a summary of the fair value of derivative instruments at January 31, 2013:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	106,525	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the year ended January 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	670,666
Interest rate contracts	338,645
Total	1,009,311
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(1,542,266)
Interest rate contracts	(235,489)
Total	(1,777,755)

The following table is a summary of the volume of derivative instruments for the year ended January 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	1,471

Columbia Capital Allocation Aggressive Portfolio

At January 31, 2013, the fund had no outstanding derivatives.

The effect of derivative instruments in the Statement of Operations for the year ended January 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(1,105,514)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(5,338)

The following table is a summary of the volume of derivative instruments for the year ended January 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	572

Treasury Inflation Protected Securities

The Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statements of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Annual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2013

Expenses

General expenses of the Trusts are allocated to the Funds, respectively, and other series of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distribution from net investment income, if any, are declared and paid annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trusts' organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), the Investment Manager determines which securities will be purchased, held or sold.

Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio do not pay the Investment Manager a direct investment management fee for managing its assets.

The investment management fee for Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio is an annual fee that is a blend of (i) 0.00% on assets invested in funds that pay an investment advisory fee to the Investment Manager, (ii) 0.10% on assets invested in non-exchange traded third party funds and (iii) 0.55% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay an investment advisory fee, ETFs, derivatives and individual securities.

Annual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2013

The annualized effective investment management fee rates for the year ended January 31, 2013, was 0.06% for Columbia Capital Allocation Moderate Conservative Portfolio and 0.03% for Columbia Capital Allocation Moderate Aggressive Portfolio, of each Fund's average daily net assets.

On February 27, 2013, shareholders of the Funds approved an amended IMSA for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio that includes an annual investment management fee that is the same structure as the investment management fee for Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. The fee change became effective on March 1, 2013.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Portfolio Administrator. Each Fund pays the Portfolio Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Funds or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the year ended January 31, 2013, other expenses paid to this company were as follows:

Portfolio	Amount ($)
Columbia Capital Allocation Conservative Portfolio	1,208
Columbia Capital Allocation Moderate Conservative Portfolio	1,208
Columbia Capital Allocation Moderate Portfolio	1,208
Columbia Capital Allocation Moderate Aggressive Portfolio	1,208
Columbia Capital Allocation Aggressive Portfolio	1,208

Compensation of Board Members

Board members are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of each Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or certain other funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Funds for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds that is a percentage of the average aggregate value of each Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the year ended January 31, 2013, the Funds' annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Portfolio	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class T (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.14	0.13	0.14	0.05	0.14	—	—	—	0.14
Columbia Capital Allocation Moderate Conservative Portfolio	0.18	0.18	0.18	—	0.18	0.15	0.05	—	0.18

Annual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2013

Portfolio	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class T (%)	Class Z (%)
Columbia Capital Allocation Moderate Portfolio	0.16	0.16	0.16	0.05	0.16	—	—	—	0.17
Columbia Capital Allocation Moderate Aggressive Portfolio	0.17	0.17	0.17	—	0.17	0.17	0.05	0.17	0.17
Columbia Capital Allocation Aggressive Portfolio	0.20	0.19	0.20	0.05	0.21	—	—	—	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Funds' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statements of Operations.

For the year ended January 31, 2013 these minimum account balance fees reduced total expenses as follows:

Portfolio	Amount ($)
Columbia Capital Allocation Conservative Portfolio	40
Columbia Capital Allocation Moderate Conservative Portfolio	280
Columbia Capital Allocation Moderate Portfolio	60
Columbia Capital Allocation Moderate Aggressive Portfolio	26,139
Columbia Capital Allocation Aggressive Portfolio	360

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Conservative Portfolio, each pay an annual fee at a rate of 0.25% of the Portfolio's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Funds have adopted, distribution and/or shareholder service plans (the Plans) which set the distribution and/or service fees for the Funds. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.

Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund's average daily net assets attributable to Class A shares, up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares and up to 0.50% of each Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).

For Class B and Class C shares of Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

Portfolio	Class B ($)	Class C ($)
Columbia Capital Allocation Conservative Portfolio	1,967,000	306,000
Columbia Capital Allocation Moderate Conservative Portfolio	469,000	29,000
Columbia Capital Allocation Moderate Portfolio	6,280,000	1,727,000
Columbia Capital Allocation Moderate Aggressive Portfolio	1,641,000	—
Columbia Capital Allocation Aggressive Portfolio	1,898,000	229,000

These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Shareholder Services Fees

Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized shareholder services fees for the year ended January 31, 2013 was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Annual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2013

Sales Charges

Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund's shares for the year ended January 31, 2013, were as follows:

Portfolio	Class A ($)	Class B ($)	Class C ($)	Class T ($)
Columbia Capital Allocation Conservative Portfolio	446,948	3,447	1,988	—
Columbia Capital Allocation Moderate Conservative Portfolio	99,556	7,243	745	—
Columbia Capital Allocation Moderate Portfolio	2,809,196	29,092	10,856	—
Columbia Capital Allocation Moderate Aggressive Portfolio	454,893	38,975	4,358	6,636
Columbia Capital Allocation Aggressive Portfolio	1,162,343	13,540	3,539	—

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through May 31, 2013, unless sooner terminated at the sole discretion of the Board, so that each Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds' custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Portfolio	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4* (%)	Class R5* (%)	Class T (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.51	1.26	1.26	0.44	0.76	N/A	N/A	N/A	0.26
Columbia Capital Allocation Moderate Conservative Portfolio	0.51	1.26	1.26	N/A	0.76	0.26	0.18	N/A	0.26
Columbia Capital Allocation Moderate Portfolio	0.51	1.26	1.26	0.44	0.76	N/A	N/A	N/A	0.26
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	1.26	1.26	N/A	0.76	0.26	0.18	0.56	0.26
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	1.26	0.44	0.76	N/A	N/A	N/A	0.26

*Annual rate is contractual from November 8, 2012 (the commencement of operations of each share class) through November 8, 2013.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Funds, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. For Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each Fund's investment management fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2013, these differences are primarily due to differing treatments for capital loss carryforwards, principal and/or interest of fixed income securities, deferral/reversal of wash sales losses, Trustees' deferred compensation, foreign currency transactions, post-October capital losses, re-characterization of distributions from investments and derivative investments. To the extent these differences are permanent, reclassifications are made among the components of the Funds' net assets in the Statements of Assets and Liabilities. Temporary differences do not require reclassifications. In the Statements of Assets and Liabilities the following reclassifications were made:

Portfolio	Undistributed (Excess of Distributions Over) Net Investment Income ($)	Accumulated Net Realized Gain (Loss) ($)	Paid-in Capital Increase (Decrease) ($)
Columbia Capital Allocation Conservative Portfolio	3,557,100	(3,557,100)	—
Columbial Capital Allocation Moderate Conservative Portfolio	851,777	(851,777)	—
Columbia Capital Allocation Moderate Portfolio	9,872,752	(9,872,752)	—
Columbia Capital Allocation Moderate Aggressive Portfolio	3,431,118	(3,393,349)	(37,769)
Columbia Capital Allocation Aggressive Portfolio	992,887	(992,887)	—

Annual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2013

Net investment income and net realized gains (losses), as disclosed in the Statements of Opertaions, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years indicated was as follows:

	Year Ended January 31, 2013
Portfolio	Ordinary Income ($)	Long-Term Capital Gains ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	10,476,758	3,789,999	14,266,757
Columbial Capital Allocation Moderate Conservative Portfolio	3,487,416	2,973,388	6,460,804
Columbia Capital Allocation Moderate Portfolio	37,782,806	—	37,782,806
Columbia Capital Allocation Moderate Aggressive Portfolio	18,368,806	25,945,928	44,314,734
Columbia Capital Allocation Aggressive Portfolio	7,500,153	—	7,500,153
	Year Ended January 31, 2012
Portfolio	Ordinary Income ($)	Long-Term Capital Gains ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	6,520,509	7,699,475	14,219,984
Columbial Capital Allocation Moderate Conservative Portfolio	2,309,899	—	2,309,899
Columbia Capital Allocation Moderate Portfolio	32,082,915	—	32,082,915
Columbia Capital Allocation Moderate Aggressive Portfolio	13,848,771	1,649,451	15,498,222
Columbia Capital Allocation Aggressive Portfolio	7,100,408	—	7,100,408

Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

At January 31, 2013, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income ($)	Undistributed Accumulated Long-Term Gain ($)
Columbia Capital Allocation Conservative Portfolio	595,234	3,566,894
Columbial Capital Allocation Moderate Conservative Portfolio	223,383	1,414,564
Columbia Capital Allocation Moderate Portfolio	5,357,701	15,058,914
Columbia Capital Allocation Moderate Aggressive Portfolio	766,461	13,985,966
Columbia Capital Allocation Aggressive Portfolio	2,661,993	—
Portfolio	Accumulated Realized Loss ($)	Unrealized Appreciation (Depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	(43,146)	16,049,819
Columbial Capital Allocation Moderate Conservative Portfolio	—	6,637,960
Columbia Capital Allocation Moderate Portfolio	(161,817)	141,886,526
Columbia Capital Allocation Moderate Aggressive Portfolio	—	61,386,969
Columbia Capital Allocation Aggressive Portfolio	(45,623,453)	68,433,064

At January 31, 2013, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

Portfolio	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	331,987,891	16,674,240	(624,421)	16,049,819
Columbial Capital Allocation Moderate Conservative Portfolio	119,321,237	6,757,397	(119,437)	6,637,960
Columbia Capital Allocation Moderate Portfolio	1,418,782,599	142,499,587	(613,061)	141,886,526
Columbia Capital Allocation Moderate Aggressive Portfolio	1,008,524,570	67,229,408	(5,842,439)	61,386,969
Columbia Capital Allocation Aggressive Portfolio	505,643,874	69,240,091	(807,027)	68,433,064

The following capital loss carryforward, determined at January 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Portfolio	2017 ($)	2018 ($)	2019 ($)
Columbia Capital Allocation Conservative Portfolio	—	—	—
Columbial Capital Allocation Moderate Conservative Portfolio	—	—	—
Columbia Capital Allocation Moderate Portfolio	—	—	—
Columbia Capital Allocation Moderate Aggressive Portfolio	—	—	—
Columbia Capital Allocation Aggressive Portfolio	6,629,032	28,221,611	8,579,032
Portfolio	Unlimited Short-Term ($)	Unlimited Long-Term ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	—	—	—
Columbial Capital Allocation Moderate Conservative Portfolio	—	—	—
Columbia Capital Allocation Moderate Portfolio	—	—	—
Columbia Capital Allocation Moderate Aggressive Portfolio	—	—	—
Columbia Capital Allocation Aggressive Portfolio	2,193,778	—	45,623,453

For the year ended January 31, 2013, the amount of capital loss carryforward utilized and expired unused were as follows:

Portfolio	Utilized ($)	Expired ($)
Columbia Capital Allocation Conservative Portfolio	—	—
Columbial Capital Allocation Moderate Conservative Portfolio	—	—
Columbia Capital Allocation Moderate Portfolio	25,221,042	—
Columbia Capital Allocation Moderate Aggressive Portfolio	—	—
Columbia Capital Allocation Aggressive Portfolio	16,910,636	—

Annual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2013

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. At January 31, 2013, the Funds have elected to treat the following post-October capital losses as arising on February 1, 2013:

Portfolio	Amount ($)
Columbia Capital Allocation Conservative Portfolio	43,146
Columbia Capital Allocation Moderate Conservative Portfolio	—
Columbia Capital Allocation Moderate Portfolio	161,817
Columbia Capital Allocation Moderate Aggressive Portfolio	—
Columbia Capital Allocation Aggressive Portfolio	—

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the year ended January 31, 2013, the cost of purchases and proceeds from sales of securities, excluding investments in money market funds, for each Fund aggregated to:

	U.S. Government Securities		Other Investment Securities
Portfolio	Purchases ($)	Proceeds ($)	Purchases ($)	Proceeds ($)
Columbia Capital Allocation Conservative Portfolio	—	—	76,470,050	59,507,555
Columbia Capital Allocation Moderate Conservative Portfolio	420,213	147,084	47,724,022	57,751,615
Columbia Capital Allocation Moderate Portfolio	—	—	359,422,940	342,391,355
Columbia Capital Allocation Moderate Aggressive Portfolio	396,277	722,629	352,118,075	431,680,896
Columbia Capital Allocation Aggressive Portfolio	—	—	114,894,919	157,613,372

Note 6. Shareholder Concentration

At January 31, 2013, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of accounts and aggregate percentages of shares outstanding held therein were as follows:

Portfolio	Number of Unaffiliated Accounts	Percentage of Shares Outstanding Held — Unaffiliated (%)
Columbia Capital Allocation Conservative Portfolio	1	27.8
Columbia Capital Allocation Moderate Conservative Portfolio	1	53.9
Columbia Capital Allocation Moderate Portfolio	1	23.9
Columbia Capital Allocation Moderate Aggressive Portfolio	1	38.7
Columbia Capital Allocation Aggressive Portfolio	1	28.1

Note 7. Regulatory Settlements

During the period ended January 31, 2012, Columbia Capital Allocation Moderate Aggressive Portfolio received payments of $4,433 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 8. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.

No Funds had borrowings during the year ended January 31, 2013.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above and as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

Annual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2013

At the close of business on March 15, 2013, Columbia Capital Allocation Moderate Conservative Portfolio acquired the assets and assumed the identified liabilities of Columbia Portfolio Builder Moderate Conservative Fund, a series of Columbia Funds Series Trust II. The reorganization was completed after shareholders of Columbia Portfolio Builder Moderate Conservative Fund approved the plan on February 27, 2013.

At the close of business on March 15, 2013, Columbia Capital Allocation Moderate Aggressive Portfolio acquired the assets and assumed the identified liabilities of Columbia Portfolio Builder Moderate Aggressive Fund, a series of Columbia Funds Series Trust II. The reorganization was completed after shareholders of Columbia Portfolio Builder Moderate Aggressive Fund approved the plan on February 27, 2013.

The purpose of these transactions was to combine funds managed by the Investment Manager with comparable investment objectives and strategies.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Annual Report 2013

Columbia Capital Allocation Portfolios

Reports of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Capital Allocation Moderate Conservative Portfolio (formerly known as Columbia LifeGoal® Income and Growth Portfolio) and Columbia Capital Allocation Moderate Aggressive Portfolio (formerly known as Columbia LifeGoal® Balanced Growth Portfolio), each a series of Columbia Funds Series Trust (collectively, the "Portfolios") at January 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Minneapolis, Minnesota
March 22, 2013

To the Trustees of Columbia Funds Series Trust II

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Capital Allocation Conservative Portfolio (formerly known as Columbia Portfolio Builder Conservative Fund), Columbia Capital Allocation Moderate Portfolio (formerly known as Columbia Portfolio Builder Moderate Fund), and Columbia Capital Allocation Aggressive Portfolio (formerly known as Columbia Portfolio Builder Aggressive Fund), each a series of Columbia Funds Series Trust II (collectively, the "Portfolios") at January 31, 2013, the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2013 by correspondence with the transfer agent and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets and the financial highlights of the Portfolios for the periods ended January 31, 2012 and prior were audited by another independent registered public accounting firm whose report dated March 26, 2012 expressed an unqualified opinion on those statements and highlights.

PricewaterhouseCoopers LLP
Minneapolis, Minnesota
March 22, 2013

Annual Report 2013

Columbia Capital Allocation Portfolios

Federal Income Tax Information

(Unaudited)

The Funds hereby designates the following tax attributes for the fiscal year ended January 31, 2013. Shareholders will be notified in early 2014 of the amounts for use in preparing 2013 income tax returns.

	Qualified Dividend Income (%)	Dividends Received Deduction (%)	Capital Gain Dividend ($)	U.S. Government Income, may be exempt from state taxation (%)	Foreign Taxes Paid ($)	Foreign Source Income ($)
Columbia Capital Allocation Conservative Portfolio	14.38	10.79	7,625,878	6.60	39,857	1,083,932
Columbia Capital Allocation Moderate Conservative Portfolio	18.19	15.47	4,194,507	2.96	14,057	299,733
Columbia Capital Allocation Moderate Portfolio	30.45	20.18	15,811,860	4.50	394,037	3,937,713
Columbia Capital Allocation Aggressive Portfolio	79.41	49.99	—	2.94	215,072	1,340,422
Columbia Capital Allocation Moderate Aggressive Portfolio	46.37	35.01	35,039,043	2.52	290,548	1,701,667

Qualified Dividend Income. For taxable, non-corporate shareholders, the percentage of ordinary income dividends paid during the fiscal year that represents qualified dividend income subject to reduced tax rates under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Dividends Received Deduction. The percentage of ordinary income dividends paid during the fiscal year that qualifies for the corporate dividends received deduction.

Capital Gain Dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period. The Fund also designates as capital gain dividends, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Foreign Taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. These taxes, and the corresponding foreign source income, are provided.

Annual Report 2013

Columbia Capital Allocation Portfolios

Trustees and Officers

Shareholders elect the Board that oversees the Funds' operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

Mr. Edward J. Boudreau, Jr., Mr. William P. Carmichael, Mr. William A. Hawkins, Mr. R. Glenn Hilliard, Ms. Minor M. Shaw and Dr. Anthony M. Santomero, were members of the Legacy Columbia Nations Funds' Board ("Nations Funds"), which includes Columbia Funds Series Trust, Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, LLC and began service on the Board for the Legacy RiverSource Funds ("RiverSource Funds") effective June 1, 2011.

Independent Trustees

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/Trusteeships (Within Past 5 Years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 1954	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	152	Director, BlueCross BlueShield of Minnesota since 2009
Edward J. Boudreau, Jr. 225 Franklin Street Boston, MA 02110 1944	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000	145	Former Trustee, BofA Funds Series Trust (11 funds)
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 1954	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard — Partners in Cross Cultural Leadership (consulting company) since 2003	152	None
William P. Carmichael 225 Franklin Street Boston, MA 02110 1943	Board member since 6/11 for RiverSource Funds and since 1999 for Nations Funds	Retired	145

Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel) since July 2003; McMoRan Exploration Company (oil and gas exploration and development) since 2010; former Trustee, BofA Funds Series Trust (11 funds); former Director, Spectrum Brands, Inc. (consumer products); former Director, Simmons Company (bedding)

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 1950	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University since 1976	152	None
William A. Hawkins 225 Franklin Street Boston, MA 02110 1942	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010.	145	Trustee, BofA Funds Series Trust (11 funds)

Annual Report 2013

Columbia Capital Allocation Portfolios

Trustees and Officers (continued)

Independent Trustees (continued)

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/Trusteeships (Within Past 5 Years)
R. Glenn Hilliard 225 Franklin Street Boston, MA 02110 1943	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (insurance), September 2003-May 2011	145	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance)
Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 1939	Chair of the Board for RiverSource Funds since 1/07, Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds	President Emeritus and Professor of Economics Emeritus, Carleton College since 2002	152	Director, Valmont Industries, Inc. (manufactures irrigation systems) since 2002
Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 1952	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	152	Director, Valmont Industries, Inc. (manufactures irrigation systems) since 2012
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 1941	Board member since 2000 for Legacy Seligman Funds, since 11/08 for RiverSource Funds and since 6/11 for Nations Funds	Counsel, Lewis & Munday, P.C. (law firm) since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	152

Lead Outside Director, Digital Ally, Inc. (digital imaging) since September 2005; Director, Infinity, Inc. (oil and gas exploration and production) since 1994; Director, OGE Energy Corp. (energy and energy services) since November 2007

Minor M. Shaw 225 Franklin Street Boston, MA 02110 1947	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President, Micco LLC (private investments) since 2011; President, Micco Corp. since 1998	145	Director, Piedmont Natural Gas; Director, BlueCross BlueShield of South Carolina since April 2008; Former Trustee, BofA Funds Series Trust (11 funds)
Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 1944	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc., 2003-2010 (biotechnology)	152

Director, Healthways, Inc. (health and well-being improvement) since 2005; Director, ICI Mutual Insurance Company, RRG since 2011; Director, Abt Associates (government contractor) since 2001; Director, Boston Children's Hospital since 2002

Annual Report 2013

Columbia Capital Allocation Portfolios

Trustees and Officers (continued)

Interested Trustee Not Affiliated With Investment Manager*

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/Trusteeships (Within Past 5 Years)
Anthony M. Santomero 225 Franklin Street Boston, MA 02110 1946	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008	145

Director, Renaissance Reinsurance Ltd. since May 2008; Trustee, Penn Mutual Life Insurance Company since March 2008; Director, Citigroup since 2009; Director, Citibank, N.A. since 2009; former Trustee, BofA Funds Series Trust (11 funds)

*Dr. Santomero is not an affiliated person of the investment manager or Ameriprise Financial. However, he is currently deemed by the Funds to be an "interested person" (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the Funds or accounts advised/managed by the investment manager.

Interested Trustee Affiliated With Investment Manager*

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/Trusteeships (Within Past 5 Years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 1960	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002

President, Columbia Management Investment Advisers, LLC since February 2012, (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc. since September 2012 (previously Chief Executive Officer, U.S. Asset Management & President, Annuities, May 2010-September 2012 and President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010); Chief Executive Officer, Columbia Management Investment Distributors, Inc. since February 2012, (previously Chairman of the Board and Chief Executive Officer, 2006-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006; President and Chief Executive Officer, Ameriprise Certificate Company 2006-August 2012.

204

Chairman of the Board, Columbia Management Investment Advisers, LLC since May 2012; Director, Columbia Management Investment Distributors, Inc. since May 2010; Director, Ameriprise Certificate Company, 2006-January 2013

*Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

Annual Report 2013

Columbia Capital Allocation Portfolios

Trustees and Officers (continued)

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the Funds' other officers are:

Officers

Name, Address, Year of Birth	Position Held With	Principal Occupation During Past Five Years Funds and Length of Service
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 1964	President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds

Senior Vice President and General Manager — Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004-April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008-January 2009; Treasurer, Columbia Funds, October 2003-May 2008

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 1965	Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds

Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC since May 2010 (previously Chief Administrative Officer, 2009-April 2010 and Vice President — Asset Management and Trust Company Services, 2006-2009)

Michael G. Clarke 225 Franklin Street Boston, MA 02110 1969	Treasurer since 1/11 and Chief Financial Officer since 4/11 RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for Nations Funds

Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, September 2004-April 2010; senior officer of Columbia Funds and affiliated funds since 2002

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 1959

Senior Vice President and Chief Legal Officer since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief Legal Officer since 5/10 and Assistant Secretary since 6/11 for Nations Funds

Senior Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since June 2005; Vice President and Lead Chief Counsel — Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel — Asset Management, 2005-April 2010); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006

Colin Moore 225 Franklin Street Boston, MA 02110 1958	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds

Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007-April 2010

Thomas P. McGuire 225 Franklin Street Boston, MA 02110 1972	Chief Compliance Officer since 3/12

Vice President — Asset Management Compliance, Columbia Management Investment Advisers, LLC since 2010; Chief Compliance Officer, Ameriprise Certificate Company since September 2010; Compliance Executive, Bank of America, 2005-2010

Stephen T. Welsh 225 Franklin Street Boston, MA 02110 1957	Vice President since 4/11 for RiverSource Funds and 2006 for Nations Funds

President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc., July 2004- April 2010; Managing Director, Columbia Management Distributors, Inc., August 2007-April 2010

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 1970	Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds

Vice President and Chief Counsel, Ameriprise Financial, Inc. since January 2010 (formerly Vice President and Group Counsel or Counsel, April 2004-January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007-April 2011 and of the Nations Funds, May 2010-March 2011

Annual Report 2013

Columbia Capital Allocation Portfolios

Trustees and Officers (continued)

Officers (continued)

Name, Address, Year of Birth	Position Held With	Principal Occupation During Past Five Years Funds and Length of Service
Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 1956	Vice President since 4/11 and Assistant Treasurer since 1999 for RiverSource Funds and Vice President and Assistant Treasurer since 6/11 for Nations Funds

Vice President — Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President — Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998-May 2010

Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 1968	Vice President and Chief Accounting Officer since 4/11 and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations Funds	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, January 2006-April 2010
Paul B. Goucher 100 Park Avenue New York, NY 10017 1968	Vice President since 4/11 and Assistant Secretary since 11/08 for RiverSource Funds and 5/10 for Nations Funds

Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since November 2008 and January 2013, respectively (formerly, Chief Counsel, January 2010-January 2013 and Group Counsel from November 2008-January 2010); Director, Managing Director and General Counsel, J. & W. Seligman & Co. Incorporated, July 2008-November 2008 (previously, Managing Director and Associate General Counsel, January 2005-July 2008)

Michael E. DeFao 225 Franklin Street Boston, MA 02110 1968	Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Associate General Counsel Bank of America, June 2005-April 2010

Annual Report 2013

Columbia Capital Allocation Portfolios

Shareholder Meeting Results

(Unaudited)

Columbia Capital Allocation Conservative Portfolio

Special Meeting of Shareholders Held on February 27, 2013

At a Joint Special Meeting of Shareholders held on February 27, 2013 (the "Meeting"), shareholders of the Fund approved a proposed amendment to the Fund's investment management services agreement changing the Fund's advisory fee structure. The votes cast for or against as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on total dollar interest in the Fund as of the record date of the Meeting.

Votes For	Votes Against	Abstentions	Broker Non-Votes
15,800,927	612,375	1,006,846	0

Annual Report 2013

Columbia Capital Allocation Portfolios

Shareholder Meeting Results

(Unaudited)

Columbia Capital Allocation Moderate Portfolio

Special Meeting of Shareholders Held on February 27, 2013

At a Joint Special Meeting of Shareholders held on February 27, 2013 (the "Meeting"), shareholders of the Fund approved a proposed amendment to the Fund's investment management services agreement changing the Fund's advisory fee structure. The votes cast for or against as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on total dollar interest in the Fund as of the record date of the Meeting.

Votes For	Votes Against	Abstentions	Broker Non-Votes
69,058,870	4,409,453	4,569,862	0

Annual Report 2013

Columbia Capital Allocation Portfolios

Shareholder Meeting Results

(Unaudited)

Columbia Capital Allocation Aggressive Portfolio

Special Meeting of Shareholders Held on February 27, 2013

At a Joint Special Meeting of Shareholders held on February 27, 2013 (the "Meeting"), shareholders of the Fund approved a proposed amendment to the Fund's investment management services agreement changing the Fund's advisory fee structure. The votes cast for or against as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on total dollar interest in the Fund as of the record date of the Meeting.

Votes For	Votes Against	Abstentions	Broker Non-Votes
24,257,220	2,153,890	1,496,992	0

Annual Report 2013

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Annual Report 2013

Columbia Capital Allocation Portfolios

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Annual Report 2013

Columbia Capital Allocation Portfolios

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Funds go to columbiamanagement.com. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

ANN124_01_C01_(03/13)

Annual Report January 31, 2013

Columbia Income Builder Fund

Columbia Income Builder Fund

President’s Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Annual Report 2013

Columbia Income Builder Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Annual Report 2013

Columbia Income Builder Fund

Performance Overview

Performance Summary

>	Columbia Income Builder Fund (the Fund) Class A shares returned 9.98% excluding sales charges for the 12-month period that ended January 31, 2013.

>	The Fund’s bond benchmark, the Barclays U.S. Aggregate Bond Index, returned 2.59% during the 12-month period.

>	The Fund’s domestic equity benchmark, the Russell 3000 Value Index, returned 20.32% for the same period.

>	The Citigroup 3-Month U.S. Treasury Bill Index returned 0.08% during the 12-month period.

>	The Fund outperformed its Blended Index, which gained 6.66% for the same period.

>	We attribute the Fund’s outperformance primarily to an overweight in high yield corporate bonds, to a modest overweight in equities and to strong performance by the Fund’s underlying funds overall.

Average Annual Total Returns (%) (for period ended January 31, 2013)
	Inception	1 Year	5 Years	Life*
Class A	02/16/06
Excluding sales charges		9.98	6.35	6.28
Including sales charges		4.76	5.33	5.54
Class B	02/16/06
Excluding sales charges		9.18	5.57	5.49
Including sales charges		4.18	5.25	5.49
Class C	02/16/06
Excluding sales charges		9.14	5.57	5.50
Including sales charges		8.14	5.57	5.50
Class K (formerly Class R4)	02/16/06	10.02	6.52	6.55
Class R**	09/27/10	9.68	6.24	6.14
Class R4**	11/08/12	10.14	6.39	6.31
Class R5**	11/08/12	10.14	6.39	6.31
Class Z**	09/27/10	10.25	6.51	6.40
Barclays U.S. Aggregate Bond Index		2.59	5.45	5.81
Russell 3000 Value Index		20.32	2.94	3.60
Citigroup 3-Month U.S. Treasury Bill Index		0.08	0.39	1.58
Blended Index		6.66	4.72	5.14

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	Fund data, Barclays U.S. Aggregate Bond Index and Russell 3000 Value Index are from February 16, 2006. Citigroup 3-Month U.S. Treasury Bill Index and Blended Index are from February 28, 2006.

**	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

The Blended Index consists of 65% Barclays U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Annual Report 2013

Columbia Income Builder Fund

Performance Overview (continued)

Performance of a Hypothetical $10,000 Investment (February 16, 2006 — January 31, 2013)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Income Builder Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Annual Report 2013	3

Columbia Income Builder Fund

Manager Discussion of Fund Performance

Portfolio Management

Colin Lundgren, CFA

Gene Tannuzzo, CFA

Zach Pandl

Effective February 14, 2013, Zach Pandl was added as Portfolio Manager to the Fund.

Portfolio Breakdown (%) (at January 31, 2013)
Equity Funds	32.1
Convertible	3.1
Dividend Income	11.2
International	2.5
Real Estate	5.2
U.S. Large Cap	4.7
U.S. Small Cap	5.4
Fixed-Income Funds	60.1
Emerging Markets	4.9
Floating Rate	9.0
High Yield	10.0
Inflation Proteceted Securities	1.9
International	1.9
Investment Grade	32.4
Alternative Investment Funds	7.7
Money Market Funds	0.1
Total	100.0

Percentages indicated are based upon total investments.

For the 12-month period that ended January 31, 2013, the Fund’s Class A shares rose 9.98% excluding sales charges. The Fund outperformed its Blended Index, composed of 65% Barclays U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, which gained 6.66% for the period. We attribute the Fund’s outperformance primarily to an overweight in high yield corporate bonds, to a modest overweight in equities and to strong performance by the Fund’s underlying funds overall.

The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, gained 2.59%. The Fund’s domestic equity benchmark, the Russell 3000 Value Index, rose 20.32%, while the Citigroup 3-Month U.S. Treasury Bill Index, a component of the blended index, advanced 0.08%. Index returns are for the 12-month period ended January 31, 2013.

Slow but Positive Growth

The annual period was marked by slow but positive economic growth, declining volatility and accommodative monetary policy globally, which drove rising asset prices across most financial markets. Political uncertainty in the Eurozone faded, as the European Central Bank (ECB) pledged to do “whatever it takes” to protect the currency union. In the U.S., economic growth muddled along, as the housing market showed renewed signs of life and the unemployment rate declined to 7.9% from 8.3% one year earlier. Following the U.S. elections in November 2012, the markets’ focus shifted squarely to the then-looming “fiscal cliff” of spending cuts and tax increases. In the end, policymakers came to a deal just before markets opened for the New Year, postponing some of the toughest budget decisions further into 2013.

Meanwhile, the U.S. Federal Reserve (the Fed) maintained its accommodative monetary policy stance throughout the annual period. The Fed used a number of tools to help keep interest rates low, including extending to the end of 2012 its maturity extension program (known as “Operation Twist”), starting in September 2012 a new mortgage-backed securities purchase program through a third round of quantitative easing (dubbed “QE3”), and announcing in December 2012 an additional U.S. Treasury purchase program. In addition, the Fed removed its date-based guidance and stated it expects short-term interest rates will be kept “exceptionally low” until the U.S. unemployment rate reaches 6.5% or lower. This so-called “Evans Rule” (named for Chicago Fed President Charles Evans) added some flexibility for the Fed to move sooner than many anticipate should the labor market improve faster than forecast.

Against this backdrop, U.S. equity indices posted strong double-digit gains during the annual period. Within the U.S. equity market, large-cap stocks outperformed small-cap stocks, and value stocks outperformed growth stocks. International equities generated double-digit gains similar to those of the U.S. equity market. Returns from high quality, interest rate-sensitive fixed income sectors, including U.S. Treasuries and non-U.S. government bonds, were modest by comparison. More credit-sensitive non-U.S. Treasury fixed income sectors significantly outperformed developed market government bonds, as spreads, or risk premiums, tightened. Cash produced the lowest returns in the Fund’s investable universe, gaining only modest ground, as the Fed held short-term interest rates near zero throughout the annual period.

High Yield Corporate Bond and Equity Overweights Supported Fund Performance

Within the Fund’s fixed income allocation, an overweight position in high yield corporate bonds and emerging market bonds, which outpaced the Barclays U.S.

4	Annual Report 2013

Columbia Income Builder Fund

Manager Discussion of Fund Performance (continued)

Aggregate Bond Index with double-digit returns, and an underweight exposure to U.S. Treasuries and Treasury inflation-protected securities (TIPS), which lagged the Barclays U.S. Aggregate Bond Index, contributed positively to results. The Fund’s overweight to short-duration investment grade corporate bonds detracted from relative performance, as this sector did not keep pace with gains in riskier fixed income sectors.

The Fund’s modest overweight to equities also helped its relative performance during the annual period. Within the equity allocation, the Fund benefited from its overweight position in large-cap value stocks. However, the Fund’s allocation to convertible securities was a slight drag, as convertible securities did not keep pace with the Russell 3000 Value Index for the annual period.

The performance of the Fund’s underlying funds overall contributed positively to relative results during the annual period. On the equity side, Columbia Large Value Quantitative Fund outperformed its benchmark during the annual period. Columbia Small Cap Value Fund I, Columbia Dividend Opportunity Fund and Columbia Real Estate Equity Fund lagged their respective benchmarks for the fiscal year. During the annual period, all of the Fund’s underlying fixed income funds outperformed their respective benchmark indices. Columbia International Bond Fund, Columbia U.S. Government Mortgage Fund and Columbia Emerging Markets Bond Fund posted particularly strong outperformance of their respective benchmarks.

Relative Value Analysis Drove Fund Portfolio Changes

We reduced the Fund’s exposure to high yield corporate bonds and emerging market bonds during the annual period following a span of strong performance in favor of higher quality investments, including mortgage-backed securities and investment grade corporate bonds. We also added exposure to high yield bank loans and to absolute return strategies, which we expect to perform well in a rising interest rate environment.

Looking Ahead

We believe the U.S. economy is moving into a phase of recovery in which fiscal and monetary policy may be less of a direct support to market prices. Given that the relative yield offered by different sectors of the market has compressed and a low yield environment persists, we believe it is more important than ever that investors evaluate where they are being paid for the risk they are taking — and where they are not — with a focus on fundamentals.

In turn, at the end of the annual period, the Fund was positioned with overweights to Columbia High Yield Bond Fund and to equities broadly (via several underlying funds) with a slight bias toward large-cap value stocks over small-cap stocks and real estate securities. The Fund’s underweight position in Columbia U.S. Treasury Index Fund was complemented by overweights in less interest rate-sensitive Funds, such as Columbia Floating Rate Fund and Columbia Limited Duration Credit Fund. The Fund was underweight Columbia Inflation Protected Securities Fund and Columbia Money Market Fund, where we believe the prospects of earning a real return are diminished. We favored positions in alternative assets, such that the Fund was overweight Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Multi-Strategy Fund at the end of the annual period. We maintained the Fund’s duration shorter than that of the Blended Index as we seek to protect against an eventual rise in interest rates.

Annual Report 2013	5

Columbia Income Builder Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)			Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,053.00		1,022.92	2.27		2.24	0.44	5.68		5.59	1.10
Class B	1,000.00	1,000.00	1,049.70		1,019.15	6.13		6.04	1.19	9.53		9.39	1.85
Class C	1,000.00	1,000.00	1,049.90		1,019.15	6.13		6.04	1.19	9.53		9.39	1.85
Class K (formerly Class R4)	1,000.00	1,000.00	1,054.30		1,023.28	1.91		1.88	0.37	5.32		5.24	1.03
Class R	1,000.00	1,000.00	1,052.30		1,021.67	3.56		3.51	0.69	6.96		6.86	1.35
Class R4	1,000.00	1,000.00	1,036.10	*	1,024.48	0.30	*	0.66	0.13	1.82	*	4.02	0.79	*
Class R5	1,000.00	1,000.00	1,036.10	*	1,024.63	0.23	*	0.51	0.10	1.75	*	3.87	0.76	*
Class Z	1,000.00	1,000.00	1,055.20		1,024.18	0.98		0.97	0.19	4.39		4.32	0.85

*	For the period November 8, 2012 through January 31, 2013. Class R4 and Class R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the Fund’s annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

6	Annual Report 2013

Columbia Income Builder Fund

Portfolio of Investments

January 31, 2013

(Percentages represent value of investments compared to net assets)

Equity Funds 32.1%
	Shares	Value ($)
Convertible 3.1%
Columbia Convertible Securities Fund, Class I Shares(a)	1,849,259	29,088,841

Dividend Income 11.2%
Columbia Dividend Opportunity Fund, Class I Shares(a)	11,587,861	106,608,318

International 2.5%
Columbia Multi-Advisor International Equity Fund, Class I Shares(a)	1,938,241	23,898,519

Real Estate 5.1%
Columbia Real Estate Equity Fund, Class I Shares(a)	3,328,890	49,234,282

U.S. Large Cap 4.7%
Columbia Large Value Quantitative Fund, Class I Shares(a)	5,897,483	44,643,947

U.S. Small Cap 5.5%
Columbia Small Cap Value Fund I, Class I Shares(a)	1,127,227	52,100,449

Total Equity Funds
(Cost: $272,979,823)		305,574,356

Fixed-Income Funds 60.0%
Emerging Markets 4.9%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	3,693,749	46,615,109

Floating Rate 9.0%
Columbia Floating Rate Fund, Class I Shares(a)	9,362,986	85,764,956

High Yield 10.0%
Columbia High Yield Bond Fund, Class I Shares(a)	31,839,927	94,882,982

Inflation Protected Securities 1.9%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,777,586	18,451,348

International 1.9%
Columbia International Bond Fund, Class I Shares(a)	1,595,926	18,464,863

Investment Grade 32.3%
Columbia Corporate Income Fund, Class I Shares(a)	4,407,239	46,099,718

Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Limited Duration Credit Fund, Class I Shares(a)	4,600,485	46,510,906

Columbia U.S. Government Mortgage Fund, Class I Shares(a)	37,341,977	209,115,068

Columbia U.S. Treasury Index Fund, Class I Shares(a)	564,346	6,433,548

Total		308,159,240

Total Fixed-Income Funds
(Cost: $541,159,192)		572,338,498

Alternative Investment Funds 7.7%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	2,260,799	23,082,755

Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	4,995,480	50,204,576

Total Alternative Investment Funds
(Cost: $72,945,322)		73,287,331

Money Market Funds 0.1%
Columbia Money Market Fund, Class I Shares, 0.008%(a)(c)	497,416	497,416

Total Money Market Funds
(Cost: $497,416)		497,416

Total Investments
(Cost: $887,581,753)		951,697,601

Other Assets and Liabilities		1,102,308

Net Assets		952,799,909

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	7

Columbia Income Builder Fund

Portfolio of Investments (continued)

January 31, 2013

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	14,773,105	8,285,124	(119,534)	5,888	22,944,583	519,767	—	23,082,755

Columbia Absolute Return Multi-Strategy Fund, Class I Shares	23,038,847	27,150,003	(188,182)	70	50,000,738	—	501,819	50,204,576

Columbia Convertible Securities Fund, Class I Shares	25,917,320	3,030,526	(559,850)	(18,597)	28,369,399	—	882,480	29,088,841

Columbia Corporate Income Fund, Class I Shares	—	46,310,547	(152,597)	4,764	46,162,714	903,443	1,010,491	46,099,718

Columbia Diversified Bond Fund, Class I Shares	66,669,960	449,910	(70,075,964)	2,956,094	—	—	454,562	—

Columbia Dividend Opportunity Fund, Class I Shares	86,056,449	21,303,790	(7,789,710)	(1,003,292)	98,567,237	—	3,934,149	106,608,318

Columbia Emerging Markets Bond Fund, Class I Shares	51,515,137	4,236,952	(17,115,467)	2,045,677	40,682,299	299,024	2,796,938	46,615,109

Columbia Floating Rate Fund, Class I Shares	53,863,986	24,115,796	(250,677)	(10,331)	77,718,774	—	3,152,187	85,764,956

Columbia High Yield Bond Fund, Class I Shares	107,397,051	10,058,159	(43,899,822)	10,571,454	84,126,842	—	7,441,763	94,882,982

Columbia Inflation Protected Securities Fund, Class I Shares	36,186,646	4,316,703	(23,541,691)	1,954,459	18,916,117	1,515,546	500,616	18,451,348

Columbia International Bond Fund, Class I Shares	15,409,494	3,001,586	(61,039)	619	18,350,660	—	339,100	18,464,863

Columbia Large Value Quantitative Fund, Class I Shares	38,061,210	7,949,478	(3,914,808)	505,601	42,601,481	1,030,018	1,420,801	44,643,947

Columbia Limited Duration Credit Fund, Class I Shares	30,960,001	15,401,569	(152,597)	2,390	46,211,363	690,115	965,000	46,510,906

Columbia Money Market Fund, Class I Shares, 0.009%	760,626	118,317	(381,527)	—	497,416	90	45	497,416

Columbia Multi-Advisor International Equity Fund, Class I Shares	16,613,818	6,840,923	(884,058)	11,982	22,582,665	—	864,547	23,898,519

Columbia Real Estate Equity Fund, Class I Shares	25,100,346	11,284,651	(8,593,790)	4,468,098	32,259,305	604,167	903,571	49,234,282

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Annual Report 2013

Columbia Income Builder Fund

Portfolio of Investments (continued)

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Small Cap Value Fund I, Class I Shares	40,188,584	16,048,388	(9,172,749)	1,535,514	48,599,737	1,348,752	379,844	52,100,449

Columbia U.S. Government Mortgage Fund, Class I Shares	112,865,674	121,713,524	(37,443,388)	5,291,950	202,427,760	4,432,889	6,517,016	209,115,068

Columbia U.S. Treasury Index Fund, Class I Shares	—	6,687,765	(125,845)	743	6,562,663	173,533	74,147	6,433,548

Total	745,378,254	338,303,711	(224,423,295)	28,323,083	887,581,753	11,517,344	32,139,076	951,697,601

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at January 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	9

Columbia Income Builder Fund

Portfolio of Investments (continued)

January 31, 2013

Fair Value Measurements (continued)

frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Equity Funds	305,574,356	—	—	305,574,356

Fixed-Income Funds	572,338,498	—	—	572,338,498

Alternative Investment Funds	73,287,331	—	—	73,287,331

Money Market Funds	497,416	—	—	497,416

Total Mutual Funds	951,697,601	—	—	951,697,601

Total	951,697,601	—	—	951,697,601

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Annual Report 2013

Columbia Income Builder Fund

Statement of Assets and Liabilities

January 31, 2013

Assets

Investments, at value

Affiliated issuers (identified cost $887,581,753)	$951,697,601

Receivable for:

Capital shares sold	3,366,410

Dividends	1,383,917

Prepaid expenses	1,398

Total assets	956,449,326

Liabilities

Payable for:

Investments purchased	2,461,599

Capital shares purchased	1,010,258

Distribution and/or service fees	9,262

Transfer agent fees	59,319

Administration fees	521

Compensation of board members	4,613

Other expenses	103,845

Total liabilities	3,649,417

Net assets applicable to outstanding capital stock	$952,799,909

Represented by

Paid-in capital	$961,570,303

Undistributed net investment income	595,616

Accumulated net realized loss	(73,481,858)

Unrealized appreciation (depreciation) on:

Investments — affiliated issuers	64,115,848

Total — representing net assets applicable to outstanding capital stock	$952,799,909

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	11

Columbia Income Builder Fund

Statement of Assets and Liabilities (continued)

January 31, 2013

Class A

Net assets	$808,070,028

Shares outstanding	70,358,814

Net asset value per share	$11.48

Maximum offering price per share(a)	$12.05

Class B

Net assets	$34,247,723

Shares outstanding	2,968,480

Net asset value per share	$11.54

Class C

Net assets	$102,019,254

Shares outstanding	8,852,062

Net asset value per share	$11.52

Class K(b)

Net assets	$70,022

Shares outstanding	6,090

Net asset value per share	$11.50

Class R

Net assets	$715,493

Shares outstanding	62,005

Net asset value per share	$11.54

Class R4

Net assets	$2,551

Shares outstanding	221

Net asset value per share(c)	$11.52

Class R5

Net assets	$2,551

Shares outstanding	221

Net asset value per share(c)	$11.52

Class Z

Net assets	$7,672,287

Shares outstanding	667,871

Net asset value per share	$11.49

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Annual Report 2013

Columbia Income Builder Fund

Statement of Operations

Year Ended January 31, 2013

Net investment income

Income:

Dividends — affiliated issuers	$32,139,076

Total income	32,139,076

Expenses:

Distribution and/or service fees

Class A	1,855,238

Class B	368,552

Class C	795,063

Class R	738

Transfer agent fees

Class A	786,383

Class B	38,971

Class C	84,150

Class K(a)	34

Class R	152

Class Z	4,678

Administration fees	172,633

Plan administration fees

Class K(a)	168

Compensation of board members	9,694

Custodian fees	5,658

Printing and postage fees	152,061

Registration fees	194,525

Professional fees	26,289

Other	14,050

Total expenses	4,509,037

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(17,281)

Expense reductions	(40)

Total net expenses	4,491,716

Net investment income	27,647,360

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — affiliated issuers	28,323,083

Capital gain distributions from underlying affiliated funds	11,517,344

Net realized gain	39,840,427

Net change in unrealized appreciation (depreciation) on:

Investments — affiliated issuers	14,168,020

Net change in unrealized appreciation (depreciation)	14,168,020

Net realized and unrealized gain	54,008,447

Net increase in net assets resulting from operations	$81,655,807

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	13

Columbia Income Builder Fund

Statement of Changes in Net Assets

	Year Ended January 31, 2013(a)	Year Ended January 31, 2012
Operations

Net investment income	$27,647,360	$23,173,193

Net realized gain	39,840,427	34,271,459

Net change in unrealized appreciation (depreciation)	14,168,020	(22,904,027)

Net increase in net assets resulting from operations	81,655,807	34,540,625

Distributions to shareholders

Net investment income

Class A	(29,049,576)	(22,570,366)

Class B	(1,103,175)	(1,194,017)

Class C	(2,623,848)	(1,412,809)

Class K(b)	(2,647)	(2,071)

Class R	(5,702)	(185)

Class R4	(39)	—

Class R5	(39)	—

Class Z	(202,565)	(34,492)

Total distributions to shareholders	(32,987,591)	(25,213,940)

Increase (decrease) in net assets from capital stock activity	108,428,064	550,813,260

Total increase in net assets	157,096,280	560,139,945

Net assets at beginning of year	795,703,629	235,563,684

Net assets at end of year	$952,799,909	$795,703,629

Undistributed net investment income	$595,616	$126,800

(a)	Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Annual Report 2013

Columbia Income Builder Fund

Statement of Changes in Net Assets (continued)

	Year Ended January 31, 2013(a)		Year Ended January 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	16,419,169	183,759,284	10,830,494	115,394,929

Fund merger	—	—	45,231,208	488,072,273

Distributions reinvested	2,373,753	26,585,382	1,632,977	17,295,069

Redemptions	(12,270,862)	(137,032,317)	(12,705,049)	(135,039,518)

Net increase	6,522,060	73,312,349	44,989,630	485,722,753

Class B shares

Subscriptions	288,154	3,237,951	398,113	4,270,907

Fund merger	—	—	3,545,400	38,389,673

Distributions reinvested	94,193	1,058,900	95,768	1,019,832

Redemptions(b)	(1,152,914)	(12,886,243)	(2,023,560)	(21,829,035)

Net increase (decrease)	(770,567)	(8,589,392)	2,015,721	21,851,377

Class C shares

Subscriptions	4,087,394	45,873,392	2,047,435	21,824,775

Fund merger	—	—	2,549,594	27,611,177

Distributions reinvested	221,284	2,492,188	101,579	1,078,784

Redemptions	(999,686)	(11,226,028)	(826,444)	(8,795,070)

Net increase	3,308,992	37,139,552	3,872,164	41,719,666

Class K shares(c)

Fund merger	—	—	4,875	52,653

Distributions reinvested	120	1,352	95	1,007

Net increase	120	1,352	4,970	53,660

Class R shares

Subscriptions	58,921	674,270	3,819	41,085

Distributions reinvested	497	5,603	9	95

Redemptions	(1,484)	(16,530)	—	—

Net increase	57,934	663,343	3,828	41,180

Class R4 shares

Subscriptions	221	2,500	—	—

Net increase	221	2,500	—	—

Class R5 shares

Subscriptions	221	2,500	—	—

Net increase	221	2,500	—	—

Class Z shares

Subscriptions	638,741	7,160,228	157,693	1,684,231

Distributions reinvested	15,882	178,450	2,341	24,763

Redemptions	(128,371)	(1,442,818)	(26,808)	(284,370)

Net increase	526,252	5,895,860	133,226	1,424,624

Total net increase	9,645,233	108,428,064	51,019,539	550,813,260

(a)	Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

(c)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	15

Columbia Income Builder Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Year Ended January 31,
Class A	2013		2012	2011		2010	2009
Per share data
Net asset value, beginning of period	$10.85		$10.58	$9.76		$8.24	$10.27

Income from investment operations:

Net investment income	0.37		0.37	0.35		0.35	0.38

Net realized and unrealized gain (loss)	0.69		0.30	0.87		1.55	(2.03)

Total from investment operations	1.06		0.67	1.22		1.90	(1.65)

Less distributions to shareholders:

Net investment income	(0.43)		(0.40)	(0.40)		(0.38)	(0.38)

Tax return of capital	—		—	(0.00	)(a)	—	—

Total distributions to shareholders	(0.43)		(0.40)	(0.40)		(0.38)	(0.38)

Net asset value, end of period	$11.48		$10.85	$10.58		$9.76	$8.24

Total return	9.98%		6.48%	12.72%		23.35%	(16.43%)

Ratios to average net assets(b)

Total gross expenses	0.42%		0.42%	0.44%		0.42%	0.41%

Total net expenses(c)	0.42	%(d)	0.42%	0.44%		0.42%	0.41%

Net investment income	3.30%		3.50%	3.42%		3.87%	3.75%

Supplemental data

Net assets, end of period (in thousands)	$808,070		$692,920	$199,434		$191,609	$186,971

Portfolio turnover	26%		31%	28%		41%	39%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Annual Report 2013

Columbia Income Builder Fund

Financial Highlights (continued)

	Year Ended January 31,
Class B	2013		2012	2011		2010	2009
Per share data
Net asset value, beginning of period	$10.90		$10.62	$9.79		$8.23	$10.25

Income from investment operations:

Net investment income	0.28		0.29	0.27		0.28	0.31

Net realized and unrealized gain (loss)	0.71		0.30	0.88		1.54	(2.02)

Total from investment operations	0.99		0.59	1.15		1.82	(1.71)

Less distributions to shareholders:

Net investment income	(0.35)		(0.31)	(0.32)		(0.26)	(0.31)

Tax return of capital	—		—	(0.00	)(a)	—	—

Total distributions to shareholders	(0.35)		(0.31)	(0.32)		(0.26)	(0.31)

Net asset value, end of period	$11.54		$10.90	$10.62		$9.79	$8.23

Total return	9.18%		5.67%	11.91%		22.38%	(17.00%)

Ratios to average net assets(b)

Total gross expenses	1.17%		1.17%	1.19%		1.18%	1.16%

Total net expenses(c)	1.17	%(d)	1.17%	1.19%		1.18%	1.16%

Net investment income	2.50%		2.74%	2.61%		3.06%	2.96%

Supplemental data

Net assets, end of period (in thousands)	$34,248		$40,756	$18,295		$24,940	$27,939

Portfolio turnover	26%		31%	28%		41%	39%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	17

Columbia Income Builder Fund

Financial Highlights (continued)

	Year Ended January 31,
Class C	2013		2012	2011		2010	2009
Per share data
Net asset value, beginning of period	$10.89		$10.61	$9.79		$8.24	$10.26

Income from investment operations:

Net investment income	0.29		0.29	0.28		0.29	0.31

Net realized and unrealized gain (loss)	0.69		0.31	0.86		1.53	(2.02)

Total from investment operations	0.98		0.60	1.14		1.82	(1.71)

Less distributions to shareholders:

Net investment income	(0.35)		(0.32)	(0.32)		(0.27)	(0.31)

Tax return of capital	—		—	(0.00	)(a)	—	—

Total distributions to shareholders	(0.35)		(0.32)	(0.32)		(0.27)	(0.31)

Net asset value, end of period	$11.52		$10.89	$10.61		$9.79	$8.24

Total return	9.14%		5.73%	11.84%		22.35%	(16.97%)

Ratios to average net assets(b)

Total gross expenses	1.17%		1.17%	1.20%		1.17%	1.16%

Total net expenses(c)	1.17	%(d)	1.17%	1.20%		1.17%	1.16%

Net investment income	2.61%		2.76%	2.72%		3.16%	3.00%

Supplemental data

Net assets, end of period (in thousands)	$102,019		$60,381	$17,732		$12,407	$9,282

Portfolio turnover	26%		31%	28%		41%	39%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Annual Report 2013

Columbia Income Builder Fund

Financial Highlights (continued)

	Year Ended January 31,
Class K(a)	2013	2012	2011		2010	2009
Per share data
Net asset value, beginning of period	$10.87	$10.59	$9.77		$8.26	$10.28

Income from investment operations:

Net investment income	0.37	0.38	0.35		0.36	0.42

Net realized and unrealized gain (loss)	0.70	0.31	0.87		1.54	(2.01)

Total from investment operations	1.07	0.69	1.22		1.90	(1.59)

Less distributions to shareholders:

Net investment income	(0.44)	(0.41)	(0.40)		(0.39)	(0.43)

Tax return of capital	—	—	(0.00	)(b)	—	—

Total distributions to shareholders	(0.44)	(0.41)	(0.40)		(0.39)	(0.43)

Net asset value, end of period	$11.50	$10.87	$10.59		$9.77	$8.26

Total return	10.02%	6.64%	12.74%		23.31%	(15.93%)

Ratios to average net assets(c)

Total gross expenses	0.37%	0.35%	0.43%		0.36%	0.37%

Total net expenses(d)	0.37%	0.35%	0.42%		0.36%	0.08%

Net investment income	3.34%	3.58%	3.45%		3.95%	3.90%

Supplemental data

Net assets, end of period (in thousands)	$70	$65	$11		$10	$8

Portfolio turnover	26%	31%	28%		41%	39%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	19

Columbia Income Builder Fund

Financial Highlights (continued)

	Year Ended January 31,
Class R	2013		2012	2011(a)
Per share data
Net asset value, beginning of period	$10.91		$10.63	$10.29

Income from investment operations:

Net investment income	0.35		0.30	0.17

Net realized and unrealized gain	0.69		0.35	0.33

Total from investment operations	1.04		0.65	0.50

Less distributions to shareholders:

Net investment income	(0.41)		(0.37)	(0.16)

Tax return of capital	—		—	(0.00	)(b)

Total distributions to shareholders	(0.41)		(0.37)	(0.16)

Net asset value, end of period	$11.54		$10.91	$10.63

Total return	9.68%		6.29%	4.88%

Ratios to average net assets(c)

Total gross expenses	0.67%		0.73%	0.63	%(d)

Total net expenses(e)	0.67	%(f)	0.66%	0.63	%(d)

Net investment income	3.19%		2.90%	4.84	%(d)

Supplemental data

Net assets, end of period (in thousands)	$715		$44	$3

Portfolio turnover	26%		31%	28%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Annual Report 2013

Columbia Income Builder Fund

Financial Highlights (continued)

	Year Ended January 31,
Class R4	2013(a)
Per share data
Net asset value, beginning of period	$11.29

Income from investment operations:

Net investment income	0.13

Net realized and unrealized gain	0.28

Total from investment operations	0.41

Less distributions to shareholders:

Net investment income	(0.18)

Total distributions to shareholders	(0.18)

Net asset value, end of period	$11.52

Total return	3.61%

Ratios to average net assets(b)

Total gross expenses	0.13	%(c)

Total net expenses(d)	0.13	%(c)

Net investment income	5.21	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	26%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	21

Columbia Income Builder Fund

Financial Highlights (continued)

	Year Ended January 31,
Class R5	2013(a)
Per share data
Net asset value, beginning of period	$11.29

Income from investment operations:

Net investment income	0.14

Net realized and unrealized gain	0.27

Total from investment operations	0.41

Less distributions to shareholders:

Net investment income	(0.18)

Total distributions to shareholders	(0.18)

Net asset value, end of period	$11.52

Total return	3.61%

Ratios to average net assets(b)

Total gross expenses	0.10	%(c)

Total net expenses(d)	0.10	%(c)

Net investment income	5.23	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	26%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Annual Report 2013

Columbia Income Builder Fund

Financial Highlights (continued)

	Year Ended January 31,
Class Z	2013		2012	2011(a)
Per share data
Net asset value, beginning of period	$10.86		$10.59	$10.29

Income from investment operations:

Net investment income	0.41		0.41	0.09

Net realized and unrealized gain	0.68		0.29	0.39

Total from investment operations	1.09		0.70	0.48

Less distributions to shareholders:

Net investment income	(0.46)		(0.43)	(0.18)

Tax return of capital	—		—	(0.00	)(b)

Total distributions to shareholders	(0.46)		(0.43)	(0.18)

Net asset value, end of period	$11.49		$10.86	$10.59

Total return	10.25%		6.79%	4.67%

Ratios to average net assets(c)

Total gross expenses	0.17%		0.17%	0.47	%(d)

Total net expenses(e)	0.17	%(f)	0.17%	0.17	%(d)

Net investment income	3.68%		3.87%	2.44	%(d)

Supplemental data

Net assets, end of period (in thousands)	$7,672		$1,537	$89

Portfolio turnover	26%		31%	28%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	23

Columbia Income Builder Fund

Notes to Financial Statements

January 31, 2013

Note 1. Organization

Columbia Income Builder Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a “fund-of-funds” and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or an affiliate acts as investment manager or principal underwriter. Columbia Management is the Investment Manager for the underlying affiliated funds.

*	For information on the goals, investment strategies and risks of the underlying funds please refer to the Fund’s most recent prospectus and the prospectuses of the underlying funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of

24	Annual Report 2013

Columbia Income Builder Fund

Notes to Financial Statements (continued)

January 31, 2013

the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

The Fund does not pay the Investment Manager a direct investment management fee for managing its assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which the Fund invests. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board of Trustees (the Board), including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended January 31, 2013, other expenses paid to this company were $1,208.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred

Annual Report 2013	25

Columbia Income Builder Fund

Notes to Financial Statements (continued)

January 31, 2013

Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the year ended January 31, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.11%
Class B	0.11
Class C	0.11
Class K	0.05
Class R	0.10
Class R4	0.07
Class R5	0.05
Class Z	0.10

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the year ended January 31, 2013, these minimum account balance fees reduced total expenses by $40.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $4,602,000 and $614,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,573,470 for Class A, $5,658 for Class B and $4,820 for Class C shares for the year ended January 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or

26	Annual Report 2013

Columbia Income Builder Fund

Notes to Financial Statements (continued)

January 31, 2013

reimburse expenses (excluding certain fees and expenses described below), through May 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.45%
Class B	1.20
Class C	1.20
Class K	0.42
Class R	0.70
Class R4	0.20
Class R5	0.17
Class Z	0.20

Prior to April 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.45%
Class B	1.20
Class C	1.20
Class K	0.43
Class R	0.70
Class Z	0.20

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2013, these differences are primarily due to differing treatment for capital loss carryforwards, deferral/reversal of wash sales losses, Trustees’ deferred compensation and re-characterization of distributions from investments. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets in the Statement of Assets and Liabilities. Temporary differences do not require reclassifications. In the Statement of Assets and Liabilities the following reclassifications were made:

Undistributed net investment income	$5,809,047
Accumulated net realized loss	(5,809,047)

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years indicated was as follows:

Year Ended January 31,	2013 ($)	2012 ($)
Ordinary income	32,987,591	25,213,940
Long-term capital gains	—	—
Total	32,987,591	25,213,940

Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

At January 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	600,150
Undistributed accumulated long-term gain	—
Accumulated realized loss	(56,924,909)
Unrealized appreciation	47,558,899

At January 31, 2013, the cost of investments for federal income tax purposes was $904,138,702 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$48,215,778
Unrealized depreciation	(656,879)
Net unrealized appreciation	$47,558,899

The following capital loss carryforward, determined at January 31, 2013, may be available to reduce taxable income

Annual Report 2013	27

Columbia Income Builder Fund

Notes to Financial Statements (continued)

January 31, 2013

arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	49,541,427
2018	6,670,083
2019	713,399
Total	56,924,909

For the year ended January 31, 2013, $32,085,435 of capital loss carryforward was utilized.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of investments in underlying funds excluding Money Market Funds, aggregated to $338,185,394 and $224,041,768, respectively, for the year ended January 31, 2013.

Note 6. Shareholder Concentration

At January 31, 2013, one unaffiliated shareholder account owned 44.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.

The Fund had no borrowings during the year ended January 31, 2013.

Note 8. Fund Merger

At the close of business on April 8, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Income Builder Fund II and Columbia Income Builder Fund III, both a series of RiverSource Income Series, Inc. (the acquired funds). The reorganization was completed after shareholders of the acquired funds approved the plan on February 15, 2011. The purpose of the transaction was to combine funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $245,366,610 and the combined net assets immediately after the acquisitions were $799,492,386.

The merger was accomplished by a tax-free exchange of 34,662,550 shares of Columbia Income Builder Fund II valued at $364,450,460 (including $34,155,336 of unrealized appreciation) and 18,017,128 shares of Columbia Income Builder Fund III valued at $189,675,316 (including $20,195,052 of unrealized appreciation).

In exchange for shares of the acquired funds, the Fund issued the following number of shares:

Columbia Income Builder Fund II	Shares
Class A	29,831,147
Class B	2,329,089
Class C	1,602,236
Class R4	974

Columbia Income Builder Fund III	Shares
Class A	15,400,061
Class B	1,216,311
Class C	947,358
Class R4	3,901

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired funds’ cost of investments were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the mergers. Because the combined investment portfolios have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired

28	Annual Report 2013

Columbia Income Builder Fund

Notes to Financial Statements (continued)

January 31, 2013

funds that have been included in the combined Fund’s Statement of Operations since the mergers were completed.

Assuming the mergers had been completed on February 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended January 31, 2012, would have been approximately $27.3 million, $36.9 million, $(14.9) million and $49.3 million, respectively.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Annual Report 2013	29

Columbia Income Builder Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust II and the Shareholders of

Columbia Income Builder Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Income Builder Fund (the “Fund”) (a series of Columbia Funds Series Trust II) at January 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at January 31, 2013 by correspondence with the transfer agent, provides a reasonable basis for our opinion. The statements of changes in net assets and the financial highlights of the Fund for the periods ended January 31, 2012 and prior were audited by another independent registered public accounting firm whose report dated March 26, 2012 expressed an unqualified opinion on those statements and highlights.

PricewaterhouseCoopers LLP

Minneapolis, Minnesota

March 22, 2013

30	Annual Report 2013

Columbia Income Builder Fund

Federal Income Tax Information

(Unaudited)

The Fund hereby designates the following tax attributes for the fiscal year ended January 31, 2013. Shareholders will be notified in early 2014 of the amounts for use in preparing 2013 income tax returns.

Tax Designations

Qualified Dividend Income	19.96%
Dividends Received Deduction	15.40%
U.S. Government Income, may be exempt from state taxation	1.59%
Foreign Taxes Paid	$89,838
Foreign Source Income	$3,306,475

Qualified Dividend Income. For taxable, non-corporate shareholders, the percentage of ordinary income dividends paid during the fiscal year that represents qualified dividend income subject to reduced tax rates under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Dividend Received Deduction. The percentage of ordinary income dividends paid during the fiscal year that qualifies for the corporate dividends received deduction.

Foreign Taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. These taxes, and the corresponding foreign source income, are provided.

Annual Report 2013	31

Columbia Income Builder Fund

Trustees and Officers

Shareholders elect the Board that oversees the funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the funds’ Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

Mr. Edward J. Boudreau, Jr., Mr. William P. Carmichael, Mr. William A. Hawkins, Mr. R. Glenn Hilliard, Ms. Minor M. Shaw and Dr. Anthony M. Santomero, were members of the Legacy Columbia Nations funds’ Board (“Nations Funds”), which includes Columbia Funds Series Trust, Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, LLC and began service on the Board for the Legacy RiverSource funds (“RiverSource Funds”) effective June 1, 2011.

Independent Trustees
Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/Trusteeships (Within Past 5 Years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 1954	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	152	Director, BlueCross BlueShield of Minnesota since 2009
Edward J. Boudreau, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 1944	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000	145	Former Trustee, BofA Funds Series Trust (11 funds)
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 1954	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard — Partners in Cross Cultural Leadership (consulting company) since 2003	152	None
William P. Carmichael 901 S. Marquette Ave. Minneapolis, MN 55402 1943	Board member since 6/11 for RiverSource Funds and since 1999 for Nations Funds	Retired	145	Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel) since July 2003; McMoRan Exploration Company (oil and gas exploration and development) since 2010; former Trustee, BofA Funds Series Trust (11 funds); former Director, Spectrum Brands, Inc. (consumer products); former Director, Simmons Company (bedding)
Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 1950	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University since 1976	152	None
William A. Hawkins 901 S. Marquette Ave. Minneapolis, MN 55402 1942	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010.	145	Trustee, BofA Funds Series Trust (11 funds)

32	Annual Report 2013

Columbia Income Builder Fund

Trustees and Officers (continued)

Independent Trustees (continued)
Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/Trusteeships (Within Past 5 Years)
R. Glenn Hilliard 901 S. Marquette Ave. Minneapolis, MN 55402 1943	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (insurance), September 2003-May 2011	145	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance)
Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 1939	Chair of the Board for RiverSource Funds since 1/07, Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds	President Emeritus and Professor of Economics Emeritus, Carleton College since 2002	152	Director, Valmont Industries, Inc. (manufacturer of irrigation systems) since 2002
Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 1952	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	152	Director, Valmont Industries, Inc. (manufacturer of irrigation systems) since 2012
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 1941	Board member since 2000 for Legacy Seligman Funds, since 11/08 for RiverSource Funds and since 6/11 for Nations Funds	Counsel, Lewis & Munday, P.C. (law firm) since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation from 1983-1987	152	Lead Outside Director, Digital Ally, Inc. (digital imaging) since September 2005; Director, Infinity, Inc. (oil and gas exploration and production) since 1994; Director, OGE Energy Corp. (energy and energy services) since November 2007
Minor M. Shaw 901 S. Marquette Ave. Minneapolis, MN 55402 1947	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President, Micco LLC (private investments) since 2011; President, Micco Corp. since 1998	145	Director, Piedmont Natural Gas; Director, BlueCross BlueShield of South Carolina since April 2008; Former Trustee, BofA Funds Series Trust (11 funds)
Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 1944	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc., 2003-2010 (biotechnology)	152	Director, Healthways, Inc. (health and well-being improvement) since 2005; Director, ICI Mutual Insurance Company, RRG since 2011; Director, Abt Associates (government contractor) since 2001; Director, Boston Children’s Hospital since 2002

Annual Report 2013	33

Columbia Income Builder Fund

Trustees and Officers (continued)

Interested Trustee Not Affiliated With Investment Manager*
Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/Trusteeships (Within Past 5 Years)
Anthony M. Santomero 901 S. Marquette Ave. Minneapolis, MN 55402 1946	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008	145	Director, Renaissance Reinsurance Ltd. since May 2008; Trustee, Penn Mutual Life Insurance Company since March 2008; Director, Citigroup since 2009; Director, Citibank, N.A. since 2009; former Trustee, BofA Funds Series Trust (11 funds)

*	Dr. Santomero is not an affiliated person of the investment manager or Ameriprise Financial. However, he is currently deemed by the funds to be an “interested person” (as defined in the 1940 Act) of the funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the funds or accounts advised/managed by the investment manager.

Interested Trustee Affiliated With Investment Manager*
Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/Trusteeships (Within Past 5 Years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 1960	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002 for RiverSource Funds and 5/10 for Nations Funds	President, Columbia Management Investment Advisers, LLC since February 2012, (previously President, Chairman of the Board and Chief Investment Officer, 2001- April 2010); Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc. since September 2012 (previously Chief Executive Officer, U.S. Asset Management & President, Annuities, May 2010-September 2012 and President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010); Chief Executive Officer, Columbia Management Investment Distributors, Inc. since February 2012, (previously Chairman of the Board and Chief Executive Officer, 2006-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006; President and Chief Executive Officer, Ameriprise Certificate Company 2006-August 2012.	204	Chairman of the Board, Columbia Management Investment Advisers, LLC since May 2010; Director, Columbia Management Investment Distributors, Inc. since May 2010; Director, Ameriprise Certificate Company, 2006- January 2013

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

34	Annual Report 2013

Columbia Income Builder Fund

Trustees and Officers (continued)

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the funds’ other officers are:

Officers
Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation During Past Five Years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 1964	President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds	Senior Vice President and General Manager — Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004-April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008-January 2009; Treasurer, Columbia Funds, October 2003-May 2008
Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 1965	Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC since May 2010 (previously Chief Administrative Officer, 2009-April 2010 and Vice President — Asset Management and Trust Company Services, 2006-2009)
Michael G. Clarke 225 Franklin Street Boston, MA 02110 1969	Treasurer since 1/11 and Chief Financial Officer since 4/11 RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for Nations Funds	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, September 2004-April 2010; senior officer of Columbia Funds and affiliated funds since 2002
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 1959	Senior Vice President and Chief Legal Officer since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief Legal Officer since 5/10 and Assistant Secretary since 6/11 for Nations Funds	Senior Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since June 2005; Vice President and Lead Chief Counsel — Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel — Asset Management, 2005-April 2010); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006
Colin Moore 225 Franklin Street Boston, MA 02110 1958	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007-April 2010
Thomas P. McGuire 225 Franklin Street Boston, MA 02110 1972	Chief Compliance Officer since 3/12	Vice President — Asset Management Compliance, Columbia Management Investment Advisers, LLC since 2010; Chief Compliance Officer, Ameriprise Certificate Company since September 2010; Compliance Executive, Bank of America, 2005-2010
Stephen T. Welsh 225 Franklin Street Boston, MA 02110 1957	Vice President since 4/11 for RiverSource Funds and 2006 for Nations Funds

President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc., July 2004-April 2010; Managing Director, Columbia Management Distributors, Inc.,

August 2007-April 2010

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 1970	Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial, Inc. since January 2010 (formerly Vice President and Group Counsel or Counsel, April 2004-January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007-April 2011 and of the Nations Funds, May 2010-March 2011

Annual Report 2013	35

Columbia Income Builder Fund

Trustees and Officers (continued)

Officers (continued)
Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation During Past Five Years
Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 1956	Vice President since 4/11 and Assistant Treasurer since 1999 for RiverSource Funds and Vice President and Assistant Treasurer since 6/11 for Nations Funds	Vice President — Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President — Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998-May 2010
Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 1968	Vice President and Chief Accounting Officer since 4/11 and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations Funds	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, January 2006-April 2010
Paul B. Goucher 100 Park Avenue New York, NY 10017 1968	Vice President since 4/11 and Assistant Secretary since 11/08 for RiverSource Funds and 5/10 for Nations Funds

Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since

November 2008 and January 2013, respectively (formerly, Chief Counsel, January

2010-January 2013 and Group Counsel from November 2008- January 2010); Director, Managing Director and General Counsel, J. & W. Seligman & Co. Incorporated, July 2008-November 2008 (previously, Managing Director and Associate General Counsel, January 2005-July 2008)

Michael E. DeFao 225 Franklin Street Boston, MA 02110 1968	Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Associate General Counsel, Bank of America, June 2005-April 2010

36	Annual Report 2013

Columbia Income Builder Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Annual Report 2013	37

Columbia Income Builder Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

ANN163_01_C01_(03/13)

Annual Report January 31, 2013

Columbia Portfolio Builder Series

Columbia Portfolio Builder Moderate Conservative Fund

Columbia Portfolio Builder Moderate Aggressive Fund

Columbia Portfolio Builder Series

President’s Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year came to a close. However, they ended the year up strongly, as first and third quarter gains more than offset second and fourth quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of the year. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Annual Report 2013

Columbia Portfolio Builder Series

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Annual Report 2013

Columbia Portfolio Builder Series

Performance Overview

Columbia Portfolio Builder Moderate Conservative Fund

Performance Summary

>	Columbia Portfolio Builder Moderate Conservative Fund (the Fund) Class A shares returned 9.74% excluding sales charges for the 12-month period that ended January 31, 2013.

>	The Fund’s bond benchmark, the Barclays U.S. Aggregate Bond Index, returned 2.59% for the same 12-month period.

>	The Fund outperformed its Blended Index, which returned 7.59% for the same 12-month period.

>	The Fund’s domestic equity benchmark, the Russell 3000 Index, returned 16.90% for the same time period.

>	The Fund’s international equity benchmark, the MSCI EAFE Index (Gross), returned 17.83% during the same 12-month period.

>	The Citigroup 3-Month U.S. Treasury Bill Index returned 0.08% for the same time period.

>	We attribute the Fund’s outperformance of its Blended Index to effective asset class positioning overall.

Average Annual Total Returns (%) (for period ended January 31, 2013)
	Inception	1 Year	5 Years	Life**
Class A	03/04/04
Excluding sales charges		9.74	5.18	5.56
Including sales charges		4.57	4.17	4.99
Class B	03/04/04
Excluding sales charges		8.91	4.38	4.77
Including sales charges		3.91	4.04	4.77
Class C	03/04/04
Excluding sales charges		8.99	4.40	4.78
Including sales charges		7.99	4.40	4.78
Class K (formerly Class R4)	03/04/04	9.92	5.36	5.75
Class R*	09/27/10	9.48	4.96	5.35
Class Z*	09/27/10	10.12	5.33	5.65
Barclays U.S. Aggregate Bond Index		2.59	5.45	5.07
Blended Index		7.59	4.88	5.48
Russell 3000 Index		16.90	4.44	5.52
MSCI EAFE Index (Gross)		17.83	-0.30	5.96
Citigroup 3-month U.S. Treasury Bill Index		0.08	0.39	1.76

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

**	Fund data, Barclays U.S. Aggregate Bond Index, Russell 3000 Index and MSCI EAFE Index are from March 4, 2004. Citigroup 3-Month U.S. Treasury Bill Index and Blended Index are from February 29, 2004.

2	Annual Report 2013

Columbia Portfolio Builder Series

Performance Overview (continued)

Columbia Portfolio Builder Moderate Conservative Fund

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Blended Index consists of 60% Barclays U.S. Aggregate Bond Index, 25% Russell 3000 Index, 10% MSCI EAFE Index (Gross), and 5% Citigroup 3-Month U.S. Treasury Bill Index. The Russell 3000 Index, Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index (Gross) are shown in the table because they are separate components of the Blended Index.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI EAFE (Europe, Australasia, Far East) Index (Gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Annual Report 2013	3

Columbia Portfolio Builder Series

Performance Overview (continued)

Columbia Portfolio Builder Moderate Conservative Fund

Performance of a Hypothetical $10,000 Investment (March 4, 2004 — January 31, 2013)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Portfolio Builder Moderate Conservative Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

*	Data as of February 29, 2004.

4	Annual Report 2013

Columbia Portfolio Builder Series

Portfolio Overview

Columbia Portfolio Builder Moderate Conservative Fund

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2013)
Alternative Investments	6.0
Equity Funds	36.4
Dividend Income	5.8
International	8.6
U.S. Large Cap	14.3
U.S. Mid Cap	5.5
U.S. Small Cap	2.2
Fixed-Income Funds	57.0
Convertible	1.0
Emerging Markets	5.0
High Yield	4.0
Inflation Proteceted Securities	1.9
Investment Grade	45.1
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Annual Report 2013	5

Columbia Portfolio Builder Series

Performance Overview

Columbia Portfolio Builder Moderate Aggressive Fund

Performance Summary

>	Columbia Portfolio Builder Moderate Aggressive Fund (the Fund) Class A shares returned 12.54% excluding sales charges for the 12-month period that ended January 31, 2013.

>	The Fund’s domestic equity benchmark, the Russell 3000 Index, returned 16.90% for the same time period.

>	The Fund outperformed its Blended Index, which returned 12.14% for the same 12-month period.

>	The Fund’s bond benchmark, the Barclays U.S. Aggregate Bond Index, returned 2.59% for the same 12-month period.

>	The Fund’s international equity benchmark, the MSCI EAFE Index (Gross), returned 17.83% during the same 12-month period.

>	We attribute the Fund’s outperformance of its Blended Index to effective asset class positioning overall.

Average Annual Total Returns (%) (for period ended January 31, 2013)
	Inception	1 Year	5 Years	Life
Class A	03/04/04
Excluding sales charges		12.54	4.23	5.66
Including sales charges		6.06	3.00	4.96
Class B	03/04/04
Excluding sales charges		11.64	3.44	4.86
Including sales charges		6.64	3.09	4.86
Class C	03/04/04
Excluding sales charges		11.72	3.45	4.87
Including sales charges		10.72	3.45	4.87
Class K (formerly Class R4)	03/04/04	12.63	4.42	5.88
Class R*	09/27/10	12.26	4.00	5.44
Class Z*	09/27/10	12.85	4.37	5.74
Russell 3000 Index		16.90	4.44	5.52
Blended Index		12.14	4.42	5.83
Barclays U.S. Aggregate Bond Index		2.59	5.45	5.07
MSCI EAFE Index (Gross)		17.83	-0.30	5.96

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Blended Index consists of 46% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Gross). The Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index (Gross) is shown in the table because it is a separate component of the Blended Index.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

6	Annual Report 2013

Columbia Portfolio Builder Series

Performance Overview (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

The MSCI EAFE (Europe, Australasia, Far East) Index (Gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Annual Report 2013	7

Columbia Portfolio Builder Series

Performance Overview (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

Performance of a Hypothetical $10,000 Investment (March 4, 2004 — January 31, 2013)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Portfolio Builder Moderate Aggressive Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

8	Annual Report 2013

Columbia Portfolio Builder Series

Portfolio Overview

Columbia Portfolio Builder Moderate Aggressive Fund

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2013)
Alternative Investments	3.4
Equity Funds	66.9
Dividend Income	4.3
International	17.0
Real Estate	1.0
U.S. Large Cap	29.2
U.S. Mid Cap	11.3
U.S. Small Cap	4.1
Fixed-Income Funds	28.9
Convertible	2.0
Emerging Markets	1.0
High Yield	4.4
Inflation Proteceted Securities	0.9
Investment Grade	20.6
Money Market Funds	0.8
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Annual Report 2013	9

Columbia Portfolio Builder Series

Manager Discussion of Fund Performance

Portfolio Management

Colin Moore, AIIMR

Anwiti Bahugana, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

On February 27, 2013, shareholders of Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund approved a proposal to merge the Funds into Columbia Capital Allocation Moderate Conservative Portfolio (formerly known as Columbia LifeGoal Income and Growth Portfolio) and Columbia Capital Allocation Moderate Aggressive Portfolio (formerly known as Columbia LifeGoal Balanced Growth Portfolio), respectively. The merger was effective on March 15, 2013.

For the 12-month period that ended January 31, 2013, both Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund (the Funds) outperformed their respective Blended Indices. We attribute the Funds’ outperformance of their Blended Indices to effective asset class positioning overall.

Columbia Portfolio Builder Moderate Conservative Fund Class A shares returned 9.74% excluding sales charges for the 12-month period ended January 31, 2013. The Fund’s Blended Index, comprised 60% of the Barclays U.S. Aggregate Bond Index, 25% of the Russell 3000 Index, 10% of the MSCI EAFE Index (Gross) and 5% of the Citigroup 3-Month U.S. Treasury Bill Index, returned 7.59% during the same 12-month period.

Columbia Portfolio Builder Moderate Aggressive Fund Class A shares returned 12.54% excluding sales charges for the 12-month period ended January 31, 2013. The Fund’s Blended Index, comprised 46% of the Russell 3000 Index, 35% of the Barclays U.S. Aggregate Bond Index and 19% of the MSCI EAFE Index (Gross), returned 12.14% during the same 12-month period.

During the 12-month period, the Funds’ domestic equity benchmark, the Russell 3000 Index, returned 16.90%; the Funds’ bond benchmark, the Barclays U.S. Aggregate Bond Index, returned 2.59%; the Funds’ international equity benchmark, the MSCI EAFE Index (Gross), returned 17.83%; and the Citigroup 3-Month U.S. Treasury Bill Index (a benchmark for Columbia Portfolio Builder Moderate Conservative Fund only) returned 0.08%.

Financial Markets Advanced Despite Market Gyrations

A rally in financial markets spanned the annual period, however it was not without a healthy dose of skepticism and market gyrations along the way. From the beginning of the annual period in February 2012 through early April 2012, global equity prices advanced at a brisk pace. Conversely, most core fixed income sectors lost ground during these months. Then, from early April 2012 through early June 2012, the equity markets corrected significantly. Concerns had surfaced around political negotiations in Washington D.C., and worries heightened about the pace of economic growth in Europe and China and geopolitical turmoil in the Middle East. In the U.S., economic data lost momentum as a disappointing series of payroll reports, sentiment indicators, ISM manufacturing figures and inflation all exhibited cautionary readings. Bond investors also turned more cautious, with most fixed income sectors posting single-digit gains and conservative U.S. Treasuries generating strong performance.

From early June 2012 through the remainder of the annual period ended January 31, 2013, riskier assets performed strongly. U.S. equities enjoyed double-digit gains. Bonds generated more mixed performance given improving investor sentiment. The Barclays U.S. Aggregate Bond Index, a broad measure for core bonds across the U.S. market, rose just less than 1% from the start of June 2012 through the end of January 2013. However, two areas that bucked the muted

10	Annual Report 2013

Columbia Portfolio Builder Series

Manager Discussion of Fund Performance (continued)

trend in the fixed income markets were U.S. high yield corporate bonds and emerging market bonds, which each posted gains of more than 12% from early June 2012 through the end of January 2013. The strong performance by riskier assets during these months was driven by several factors but included the European Central Bank’s indication that it would do whatever it takes to preserve the currency union; the resolution of the U.S. presidential elections; improved U.S. housing, export and consumer spending data; seemingly stabilized economic growth in China; and anticipation of policies to be implemented by Japan’s newly-elected prime minister Shinzo Abe. Further, stronger global economic growth overall, a cheaper U.S. dollar and a continued decline in borrowing costs contributed to a more favorable outlook for corporate profitability in the U.S.

Effective Asset Class Positioning Overall Boosted Results

For each Fund, areas that contributed favorably to relative returns during the annual period overall included investments in underlying funds focused on emerging market equities, European developed market equities, U.S. large-cap equities, U.S. high yield corporate bonds, emerging market bonds and convertible, or hybrid, securities. The Funds’ exposure to alternative assets, via underlying funds employing absolute return strategies, added value as well.

Areas that detracted from the Funds’ relative results during the annual period included an underweight to international developed market equities, challenged relative performance in the mid-cap growth and small-cap segments of the U.S. equity market, and exposure to commodities, which in general produced nearly flat returns — all via investments in underlying funds.

Various Factors Drove Portfolio Changes

Asset class changes within the Funds’ portfolios can be driven by active trading, by directing allocations to select asset classes or by market appreciation or depreciation within a given asset class. In Columbia Portfolio Builder Moderate Conservative Fund, its allocation to high yield corporate bonds increased modestly during the annual period, while its weighting in convertible securities decreased slightly. In Columbia Portfolio Builder Moderate Aggressive Fund, its allocation to U.S. large-cap equities increased during the annual period, while its exposure to U.S. Treasury securities decreased.

Annual Report 2013	11

Columbia Portfolio Builder Series

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

Columbia Portfolio Builder Moderate Conservative Fund

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,056.20	1,022.62	2.58	2.54	0.50	6.00	5.90	1.16
Class B	1,000.00	1,000.00	1,052.10	1,018.85	6.45	6.34	1.25	9.85	9.69	1.91
Class C	1,000.00	1,000.00	1,052.60	1,018.85	6.45	6.34	1.25	9.85	9.69	1.91
Class K (formerly Class R4)	1,000.00	1,000.00	1,057.50	1,023.18	2.02	1.98	0.39	5.43	5.34	1.05
Class R	1,000.00	1,000.00	1,055.10	1,021.11	4.13	4.06	0.80	7.54	7.42	1.46
Class Z	1,000.00	1,000.00	1,058.50	1,023.83	1.35	1.32	0.26	4.76	4.68	0.92

Expenses paid during the period are equal to the Fund’s annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

12	Annual Report 2013

Columbia Portfolio Builder Series

Understanding Your Fund’s Expenses (continued)

(Unaudited)

Columbia Portfolio Builder Moderate Aggressive Fund

August 1, 2012 – January 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,095.20	1,022.62	2.63	2.54	0.50	6.64	6.41	1.26
Class B	1,000.00	1,000.00	1,090.60	1,018.85	6.57	6.34	1.25	10.56	10.20	2.01
Class C	1,000.00	1,000.00	1,091.10	1,018.85	6.57	6.34	1.25	10.57	10.20	2.01
Class K (formerly Class R4)	1,000.00	1,000.00	1,096.40	1,023.48	1.74	1.68	0.33	5.74	5.54	1.09
Class R	1,000.00	1,000.00	1,094.10	1,021.37	3.95	3.81	0.75	7.95	7.67	1.51
Class Z	1,000.00	1,000.00	1,096.80	1,023.88	1.32	1.27	0.25	5.32	5.14	1.01
Expenses paid during the period are equal to the Fund’s annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Annual Report 2013	13

Columbia Portfolio Builder Series

Portfolio of Investments

Columbia Portfolio Builder Moderate Conservative Fund

January 31, 2013

(Percentages represent value of investments compared to net assets)

Equity Funds 36.4%
	Shares	Value ($)
Dividend Income 5.8%
Columbia Dividend Income Fund, Class I Shares(a)	891,726	13,839,589

Columbia Dividend Opportunity Fund, Class I Shares(a)	2,295,681	21,120,262

Total		34,959,851

International 8.6%
Columbia Acorn International, Class I Shares(a)	36,638	1,553,450

Columbia Emerging Markets Fund, Class I Shares(a)	907,410	9,500,584

Columbia European Equity Fund, Class I Shares(a)	2,947,795	19,042,756

Columbia Greater China Fund, Class I Shares(a)	116,189	6,185,887

Columbia Pacific/Asia Fund, Class I Shares(a)	1,800,996	15,614,638

Total		51,897,315

U.S. Large Cap 14.3%
Columbia Contrarian Core Fund, Class I Shares(a)	1,460,475	25,076,349

Columbia Large Cap Core Fund, Class I Shares(a)	518,382	7,780,920

Columbia Large Cap Growth Fund, Class I Shares(a)	471,502	13,654,689

Columbia Large Core Quantitative Fund, Class I Shares(a)	2,720,232	18,361,568

Columbia Large Growth Quantitative Fund, Class I Shares(a)	2,594,686	20,861,278

Total		85,734,804

U.S. Mid Cap 5.5%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	553,812	15,567,650

Columbia Mid Cap Value Fund, Class I Shares(a)	1,107,466	17,542,264

Total		33,109,914

U.S. Small Cap 2.2%
Columbia Small Cap Core Fund, Class I Shares(a)	750,424	12,884,789

Total Equity Funds
(Cost: $187,011,904)		218,586,673

Fixed-Income Funds 57.0%
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares(a)	393,451	6,188,977

Fixed-Income Funds (continued)
	Shares	Value ($)
Emerging Markets 5.0%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,372,057	29,935,358

High Yield 4.0%
Columbia Income Opportunities Fund, Class I Shares(a)	2,372,783	23,988,838

Inflation Protected Securities 1.9%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,133,359	11,764,263

Investment Grade 45.1%
Columbia Corporate Income Fund, Class I Shares(a)	9,547,746	99,869,424

Columbia Limited Duration Credit Fund, Class I Shares(a)	4,089,189	41,341,702

Columbia U.S. Government Mortgage Fund, Class I Shares(a)	21,095,207	118,133,162

Columbia U.S. Treasury Index Fund, Class I Shares(a)	1,027,357	11,711,867

Total		271,056,155

Total Fixed-Income Funds
(Cost: $330,237,023)		342,933,591

Alternative Investment Funds 6.0%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	1,078,114	11,287,857

Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	596,347	5,981,357

Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	592,598	5,955,611

Columbia Flexible Capital Income Fund, Class I Shares(a)	1,130,277	12,862,551

Total Alternative Investments
(Cost: $33,923,652)		36,087,376

Money Market Funds 0.6%
Columbia Money Market Fund, Class I Shares, 0.008%(a)(c)	1	1

Columbia Short-Term Cash Fund, 0.132%(a)(c)	3,489,503	3,489,503

Total Money Market Funds
(Cost: $3,489,504)		3,489,504

Total Investments
(Cost: $554,662,083)		601,097,144

Other Assets and Liabilities		(178,746)

Net Assets		600,918,398

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Annual Report 2013

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Conservative Fund

January 31, 2013

Futures Contracts Outstanding at January 31, 2013

At January 31, 2013, $117,100 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 10-year	61	8,008,156	March 2013	—	(137,870)

U.S. Treasury Long Bond, 20-year	20	2,869,375	March 2013	—	(138,016)

Total				—	(275,886)

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
CMG Ultra-Short Term Bond Fund	9,088,797	371,944	(9,478,573)	17,832	—	—	13,207	—

Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	13,072,668	835,132	(3,050,980)	12,029	10,868,850	—	112,215	11,287,857

Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	6,029,206	(59,370)	(285)	5,969,551	—	158,202	5,981,357

Columbia Absolute Return Multi-Strategy Fund, Class I Shares	10,391,923	640,941	(5,173,901)	25,279	5,884,242	—	70,850	5,955,611

Columbia Acorn International, Class I Shares	1,937,096	239,489	(798,674)	47,231	1,425,142	—	31,695	1,553,450

Columbia Contrarian Core Fund, Class I Shares	14,991,021	5,346,891	(1,749,167)	92,557	18,681,302	27,190	281,030	25,076,349

Columbia Convertible Securities Fund, Class I Shares	11,530,345	671,046	(5,951,864)	(292,073)	5,957,454	—	230,878	6,188,977

Columbia Corporate Income Fund, Class I Shares	88,186,515	10,648,880	(3,834,614)	149,372	95,150,153	1,979,776	3,422,309	99,869,424

Columbia Dividend Income Fund, Class I Shares	11,463,006	1,115,861	(888,419)	62,383	11,752,831	—	350,943	13,839,589

Columbia Dividend Opportunity Fund, Class I Shares	18,369,290	2,031,711	(4,739,410)	1,747,889	17,409,480	—	859,765	21,120,262

Columbia Emerging Markets Bond Fund, Class I Shares	25,813,946	2,257,287	(1,727,480)	120,296	26,464,049	192,495	1,573,115	29,935,358

Columbia Emerging Markets Fund, Class I Shares	3,941,402	5,524,637	(461,370)	(31,672)	8,972,997	375,829	56,042	9,500,584

Columbia European Equity Fund, Class I Shares	16,721,075	9,051,953	(9,877,424)	362,531	16,258,135	75,363	373,611	19,042,756

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	15

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Conservative Fund

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Flexible Capital Income Fund, Class I Shares	10,471,797	1,097,301	(409,829)	41,742	11,201,011	54,495	472,058	12,862,551

Columbia Greater China Fund, Class I Shares	5,479,382	772,493	(606,551)	1,451	5,646,775	—	86,411	6,185,887

Columbia Income Opportunities Fund, Class I Shares	10,953,187	12,600,936	(781,470)	3,928	22,776,581	—	1,299,879	23,988,838

Columbia Inflation Protected Securities Fund, Class I Shares	14,488,272	2,162,849	(5,598,341)	690,289	11,743,069	974,019	237,621	11,764,263

Columbia Large Cap Core Fund, Class I Shares	6,749,954	846,975	(748,620)	34,361	6,882,670	255,054	95,549	7,780,920

Columbia Large Cap Growth Fund, Class I Shares	8,642,736	2,062,396	(1,208,548)	68,455	9,565,039	—	85,697	13,654,689

Columbia Large Core Quantitative Fund, Class I Shares	8,319,509	6,146,209	(588,080)	237,542	14,115,180	—	323,075	18,361,568

Columbia Large Growth Quantitative Fund, Class I Shares	15,298,262	6,045,848	(1,323,659)	213,489	20,233,940	1,745,458	381,108	20,861,278

Columbia Limited Duration Credit Fund, Class I Shares	35,270,260	5,035,592	(912,232)	28,060	39,421,680	622,046	933,029	41,341,702

Columbia Mid Cap Growth Fund, Class I Shares	10,445,286	4,753,643	(696,305)	(17,707)	14,484,917	417,982	—	15,567,650

Columbia Mid Cap Value Fund, Class I Shares	4,174,527	11,982,980	(854,412)	33,782	15,336,877	—	183,651	17,542,264

Columbia Mid Cap Value Opportunity Fund, Class I Shares	6,028,232	4,568	(8,461,302)	2,428,502	—	—	—	—

Columbia Money Market Fund, Class I Shares, 0.008%	4	54	(56)	—	1	—	—	1

Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	999,848	761	(1,457,859)	457,250	—	—	—	—

Columbia Pacific/Asia Fund, Class I Shares	8,971,099	5,422,596	(469,478)	(16,942)	13,907,275	—	368,735	15,614,638

Columbia Short-Term Cash Fund	1,016,325	15,512,004	(13,038,826)	—	3,489,503	—	5,066	3,489,503

Columbia Small Cap Core Fund, Class I Shares	—	12,956,865	(619,155)	1,635	12,339,345	366,105	100,727	12,884,789

Columbia Small Cap Growth Fund I, Class I Shares	4,586,599	2,284	(4,278,559)	(310,324)	—	—	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Annual Report 2013

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Conservative Fund

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia U.S. Government Mortgage Fund, Class I Shares	107,718,257	13,341,889	(4,507,425)	108,006	116,660,727	2,234,798	3,638,238	118,133,162

Columbia U.S. Treasury Index Fund, Class I Shares	25,704,792	1,813,123	(15,928,525)	473,917	12,063,307	316,690	161,563	11,711,867

Total	510,825,412	147,326,344	(110,280,478)	6,790,805	554,662,083	9,637,300	15,906,269	601,097,144

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at January 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	17

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Conservative Fund

January 31, 2013

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Affiliated Funds	601,097,144	—	—	601,097,144

Other Financial Instruments

Liabilities

Futures Contracts	(275,886)	—	—	(275,886)

Total	600,821,258	—	—	600,821,258

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at the unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Annual Report 2013

Columbia Portfolio Builder Series

Portfolio of Investments

Columbia Portfolio Builder Moderate Aggressive Fund

January 31, 2013

(Percentages represent value of investments compared to net assets)

Equity Funds 66.9%
	Shares	Value ($)
Dividend Income 4.3%
Columbia Dividend Income Fund, Class I Shares(a)	1,548,211	24,028,232

Columbia Dividend Opportunity Fund, Class I Shares(a)	2,963,161	27,261,084

Total		51,289,316

International 17.0%
Columbia Acorn International, Class I Shares(a)	135,690	5,753,256

Columbia Emerging Markets Fund, Class I Shares(a)	4,048,353	42,386,255

Columbia European Equity Fund, Class I Shares(a)	10,618,352	68,594,555

Columbia Greater China Fund, Class I Shares(a)	438,230	23,331,376

Columbia Pacific/Asia Fund, Class I Shares(a)	7,189,163	62,330,037

Total		202,395,479

Real Estate 1.0%
Columbia Real Estate Equity Fund, Class I Shares(a)	802,362	11,866,932

U.S. Large Cap 29.2%
Columbia Contrarian Core Fund, Class I Shares(a)	4,405,067	75,635,000

Columbia Diversified Equity Income Fund, Class I Shares(a)	2,434,194	27,384,687

Columbia Large Cap Core Fund, Class I Shares(a)	2,254,643	33,842,196

Columbia Large Cap Growth Fund, Class I Shares(a)	1,355,973	39,268,978

Columbia Large Core Quantitative Fund, Class I Shares(a)	7,942,381	53,611,076

Columbia Large Growth Quantitative Fund, Class I Shares(a)	4,387,704	35,277,137

Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	2,873,444	42,728,107

Columbia Select Large-Cap Value Fund, Class I Shares(a)	2,289,803	40,208,937

Total		347,956,118

U.S. Mid Cap 11.3%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	2,152,848	60,516,549

Columbia Mid Cap Value Fund, Class I Shares(a)	2,331,847	36,936,457

Equity Funds (continued)
	Shares	Value ($)
Columbia Mid Cap Value Opportunity Fund, Class I Shares(a)	4,005,641	37,012,124

Total		134,465,130

U.S. Small Cap 4.1%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares(a)	2,232,650	15,293,653

Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	173,324	3,086,893

Columbia Small Cap Core Fund, Class I Shares(a)	711,369	12,214,200

Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	625,738	18,327,871

Total		48,922,617

Total Equity Funds
(Cost: $656,365,851)		796,895,592

Fixed-Income Funds 28.9%
Convertible 2.0%
Columbia Convertible Securities Fund, Class I Shares(a)	1,531,780	24,094,898

Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	913,665	11,530,454

High Yield 4.4%
Columbia Income Opportunities Fund, Class I Shares(a)	5,180,347	52,373,308

Inflation Protected Securities 0.9%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,090,300	11,317,313

Investment Grade 20.6%
Columbia Corporate Income Fund, Class I Shares(a)	11,421,894	119,473,009

Columbia U.S. Government Mortgage Fund, Class I Shares(a)	20,475,666	114,663,729

Columbia U.S. Treasury Index Fund, Class I Shares(a)	990,394	11,290,498

Total		245,427,236

Total Fixed-Income Funds
(Cost: $330,820,674)		344,743,209

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	19

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

January 31, 2013

Alternative Investment Funds 3.4%
	Shares	Value ($)
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,194,377	22,975,122

Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	1,135,101	11,385,066

Columbia Flexible Capital Income Fund, Class I Shares(a)	545,850	6,211,778

Total Alternative Investments
(Cost: $38,726,880)		40,571,966

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.132%(a)(c)	9,597,736	9,597,736

Total Money Market Funds
(Cost: $9,597,736)		9,597,736

Total Investments
(Cost: $1,035,511,141)		1,191,808,503

Other Assets and Liabilities		(440,904)

Net Assets		1,191,367,599

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	28,265,736	976,701	(7,216,242)	69,871	22,096,066	—	228,100	22,975,122

Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	11,216,154	854,498	(841,305)	8,736	11,238,083	—	302,529	11,385,066

Columbia Acorn International, Class I Shares	8,555,157	169,213	(4,639,955)	1,131,217	5,215,632	—	120,385	5,753,256

Columbia Contrarian Core Fund, Class I Shares	49,370,645	20,601,917	(9,586,296)	(703,600)	59,682,666	81,912	846,629	75,635,000

Columbia Convertible Securities Fund, Class I Shares	24,425,317	1,533,292	(2,954,932)	10,167	23,013,844	—	789,516	24,094,898

Columbia Corporate Income Fund, Class I Shares	111,982,036	18,664,213	(17,603,803)	775,711	113,818,157	2,378,242	4,341,492	119,473,009

Columbia Diversified Equity Income Fund, Class I Shares	24,448,625	705,880	(9,095,091)	2,508,131	18,567,545	—	648,417	27,384,687

Columbia Dividend Income Fund, Class I Shares	25,956,565	698,612	(5,623,301)	305,871	21,337,747	—	641,955	24,028,232

Columbia Dividend Opportunity Fund, Class I Shares	21,303,128	1,237,532	(6,061,704)	1,738,622	18,217,578	—	1,157,722	27,261,084

Columbia Emerging Markets Bond Fund, Class I Shares	11,146,234	1,008,758	(2,121,472)	153,956	10,187,476	74,213	644,679	11,530,454

Columbia Emerging Markets Fund, Class I Shares	29,953,974	22,626,187	(13,505,235)	(1,200,818)	37,874,108	1,860,363	248,425	42,386,255

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Annual Report 2013

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia European Equity Fund, Class I Shares	73,146,837	31,084,943	(48,879,297)	3,406,726	58,759,209	267,713	1,327,184	68,594,555

Columbia Flexible Capital Income Fund, Class I Shares	5,666,927	352,427	(689,287)	62,663	5,392,730	26,176	237,842	6,211,778

Columbia Greater China Fund, Class I Shares	23,636,404	1,039,006	(3,017,641)	(52,298)	21,605,471	—	323,803	23,331,376

Columbia Income Opportunities Fund, Class I Shares	44,637,746	10,244,680	(7,841,868)	962,256	48,002,814	—	3,029,322	52,373,308

Columbia Inflation Protected Securities Fund, Class I Shares	21,200,164	1,780,819	(12,674,587)	708,806	11,015,202	942,634	241,036	11,317,313

Columbia Large Cap Core Fund, Class I Shares	33,120,253	1,638,644	(4,168,350)	241,078	30,831,625	1,108,740	421,256	33,842,196

Columbia Large Cap Growth Fund, Class I Shares	35,709,006	353,076	(7,997,653)	(838,088)	27,226,341	—	244,786	39,268,978

Columbia Large Core Quantitative Fund, Class I Shares	32,362,835	11,893,266	(5,688,678)	1,102,320	39,669,743	—	937,293	53,611,076

Columbia Large Growth Quantitative Fund, Class I Shares	39,871,300	3,748,516	(9,729,846)	(1,110,615)	32,779,355	2,946,981	643,451	35,277,137

Columbia Mid Cap Growth Fund, Class I Shares	53,652,122	4,267,961	(2,146,030)	(49,968)	55,724,085	1,613,331	—	60,516,549

Columbia Mid Cap Value Fund, Class I Shares	21,296,930	15,016,332	(3,862,422)	73,674	32,524,514	—	397,837	36,936,457

Columbia Mid Cap Value Opportunity Fund, Class I Shares	23,557,897	644,364	(4,921,150)	2,250,078	21,531,189	—	321,815	37,012,124

Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	8,742,326	721,349	(2,539,279)	1,309,669	8,234,065	77,880	36,567	15,293,653

Columbia Pacific/Asia Fund, Class I Shares	44,029,197	20,255,434	(9,280,720)	113,896	55,117,807	—	1,511,846	62,330,037

Columbia Real Estate Equity Fund, Class I Shares	9,677,739	677,749	(1,920,608)	569,458	9,004,338	166,626	260,836	11,866,932

Columbia Select Large Cap Growth Fund, Class I Shares	41,899,268	533,035	(6,267,777)	188,599	36,353,125	—	—	42,728,107

Columbia Select Large-Cap Value Fund, Class I Shares	36,565,326	2,143,209	(8,556,243)	1,889,792	32,042,084	1,211,573	623,334	40,208,937

Columbia Select Smaller-Cap Value Fund, Class I Shares	3,306,235	152,726	(424,499)	(33,847)	3,000,615	74,799	—	3,086,893

Columbia Short-Term Cash Fund	2,182,771	22,824,845	(15,409,880)	—	9,597,736	—	11,864	9,597,736

Columbia Small Cap Core Fund, Class I Shares	—	12,878,316	(1,087,978)	(23,048)	11,767,290	351,411	95,849	12,214,200

Columbia Small Cap Growth Fund I, Class I Shares	19,091,125	2,038,626	(1,665,186)	(164,843)	19,299,722	1,674,129	—	18,327,871

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	21

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

January 31, 2013

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia U.S. Government Mortgage Fund, Class I Shares	122,091,863	9,707,371	(18,889,978)	250,782	113,160,038	2,183,460	3,713,307	114,663,729

Columbia U.S. Treasury Index Fund, Class I Shares	44,437,246	1,316,320	(34,881,184)	750,759	11,623,141	318,842	170,933	11,290,498

Total	1,086,505,088	224,389,817	(291,789,477)	16,405,713	1,035,511,141	17,359,025	24,520,010	1,191,808,503

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at January 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Annual Report 2013

Columbia Portfolio Builder Series

Portfolio of Investments (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

January 31, 2013

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Affiliated Funds	1,191,808,503	—	—	1,191,808,503

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	23

Columbia Portfolio Builder Series

Statement of Assets and Liabilities

January 31, 2013

	Columbia Portfolio Builder Moderate Conservative Fund	Columbia Portfolio Builder Moderate Aggressive Fund
Assets

Investments in affiliated funds, at value (identified cost $554,662,083 and $1,035,511,141)	$601,097,144	$1,191,808,503

Margin deposits on futures contracts	117,100	—

Receivable for:

Affiliated investments sold	437,083	332,297

Capital shares sold	326,932	712,580

Dividends from affiliated funds	694,326	810,469

Variation margin on futures contracts	13,844	—

Prepaid expenses	1,388	1,398

Total assets	602,687,817	1,193,665,247

Liabilities

Payable for:

Affiliated investments purchased	693,916	809,369

Capital shares purchased	919,070	1,252,792

Distribution and/or service fees	6,051	11,640

Transfer agent fees	34,038	100,171

Administration fees	330	654

Plan administration fees	—	1

Compensation of board members	4,612	4,614

Other expenses	111,402	118,407

Total liabilities	1,769,419	2,297,648

Net assets applicable to outstanding capital stock	$600,918,398	$1,191,367,599

Represented by

Paid-in capital	$552,982,373	$1,117,993,675

Undistributed net investment income	872,976	2,402,663

Accumulated net realized gain (loss)	903,874	(85,326,101)

Unrealized appreciation (depreciation) on:

Affiliated investments	46,435,061	156,297,362

Futures contracts	(275,886)	—

Total — representing net assets applicable to outstanding capital stock	$600,918,398	$1,191,367,599

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Annual Report 2013

Columbia Portfolio Builder Series

Statement of Assets and Liabilities (continued)

January 31, 2013

	Columbia Portfolio Builder Moderate Conservative Fund		Columbia Portfolio Builder Moderate Aggressive Fund
Class A

Net assets	$506,033,055		$1,021,717,590

Shares outstanding	45,131,791		88,444,687

Net asset value per share	$11.21		$11.55

Maximum offering price per share(a)	$11.77		$12.25

Class B

Net assets	$32,387,932		$81,569,780

Shares outstanding	2,896,264		7,091,036

Net asset value per share	$11.18		$11.50

Class C

Net assets	$61,752,368		$87,469,617

Shares outstanding	5,534,041		7,628,841

Net asset value per share	$11.16		$11.47

Class K(b)

Net assets	$11,790		$87,577

Shares outstanding	1,056		7,556

Net asset value per share	$11.17	(c)	$11.59

Class R

Net assets	$3,655		$7,593

Shares outstanding	326		657

Net asset value per share	$11.22	(c)	$11.55	(c)

Class Z

Net assets	$729,598		$515,442

Shares outstanding	65,038		44,641

Net asset value per share	$11.22		$11.55

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for Columbia Portfolio Builder Moderate Conservative Fund and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for Columbia Portfolio Builder Moderate Aggressive Fund.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	25

Columbia Portfolio Builder Series

Statement of Operations

Year Ended January 31, 2013

	Columbia Portfolio Builder Moderate Conservative Fund	Columbia Portfolio Builder Moderate Aggressive Fund
Net investment income

Income:

Dividends — affiliated issuers	$15,906,269	$24,520,210

Total income	15,906,269	24,520,210

Expenses:

Distribution and/or service fees
Class A	1,187,207	2,479,770
Class B	362,573	905,811
Class C	532,270	800,017
Class R	14	25

Transfer agent fees
Class A	649,712	1,769,203
Class B	48,828	159,840
Class C	73,104	142,953
Class K(a)	17	193
Class R	5	9
Class Z	473	510

Administration fees	112,948	232,709

Plan administration fees
Class K(a)	87	1,940

Compensation of board members	10,758	9,269

Custodian fees	13,885	17,440

Printing and postage fees	181,460	197,973

Registration fees	122,952	126,245

Professional fees	10,105	20,893

Other	15,401	12,746

Total expenses	3,321,799	6,877,546
Expense reductions	—	(40)

Total net expenses	3,321,799	6,877,506

Net investment income	12,584,470	17,642,704

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Sales of underlying affiliated funds	6,790,805	16,405,713

Capital gain distributions from underlying affiliated funds	9,637,300	17,359,025

Foreign currency translations	(17,158)	13,599

Futures contracts	(582,323)	(2,910,249)

Net realized gain	15,828,624	30,868,088

Net change in unrealized appreciation (depreciation) on:

Investments — affiliated issuers	24,160,485	87,332,487

Futures contracts	(275,219)	1,499

Net change in unrealized appreciation (depreciation)	23,885,266	87,333,986

Net realized and unrealized gain	39,713,890	118,202,074

Net increase in net assets resulting from operations	$52,298,360	$135,844,778

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Annual Report 2013

Columbia Portfolio Builder Series

Statement of Changes in Net Assets

	Columbia Portfolio Builder Moderate Conservative Fund		Columbia Portfolio Builder Moderate Aggressive Fund
	Year Ended January 31, 2013	Year Ended January 31, 2012	Year Ended January 31, 2013	Year Ended January 31, 2012
Operations

Net investment income	$12,584,470	$11,648,701	$17,642,704	$17,615,987

Net realized gain	15,828,624	34,281,197	30,868,088	16,409,007

Net change in unrealized appreciation (depreciation)	23,885,266	(25,159,857)	87,333,986	(18,072,796)

Net increase in net assets resulting from operations	52,298,360	20,770,041	135,844,778	15,952,198

Distributions to shareholders

Net investment income

Class A	(15,326,161)	(10,879,419)	(19,733,905)	(17,772,267)

Class B	(830,782)	(814,653)	(1,045,189)	(1,157,775)

Class C	(1,398,145)	(777,936)	(1,057,400)	(769,507)

Class K(a)	(822)	(3,245)	(10,249)	(19,054)

Class R	(78)	(62)	(98)	(41)

Class Z	(16,621)	(4,164)	(7,990)	(899)

Net realized gains

Class A	(7,576,726)	(1,089,426)	—	—

Class B	(491,995)	(101,787)	—	—

Class C	(919,534)	(108,140)	—	—

Class K(a)	(289)	(315)	—	—

Class R	(42)	(7)	—	—

Class Z	(10,895)	(519)	—	—

Total distributions to shareholders	(26,572,090)	(13,779,673)	(21,854,831)	(19,719,543)

Increase (decrease) in net assets from capital stock activity	42,008,275	38,435,330	(79,032,837)	(48,264,212)

Total increase (decrease) in net assets	67,734,545	45,425,698	34,957,110	(52,031,557)

Net assets at beginning of year	533,183,853	487,758,155	1,156,410,489	1,208,442,046

Net assets at end of year	$600,918,398	$533,183,853	$1,191,367,599	$1,156,410,489

Undistributed net investment income	$872,976	$1,431,241	$2,402,663	$2,278,197

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	27

Columbia Portfolio Builder Series

Statement of Changes in Net Assets (continued)

	Columbia Portfolio Builder Moderate Conservative Fund				Columbia Portfolio Builder Moderate Aggressive Fund
	Year Ended January 31, 2013		Year Ended January 31, 2012		Year Ended January 31, 2013		Year Ended January 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	9,845,965	108,702,499	11,424,508	121,170,697	12,615,305	136,967,401	15,652,727	164,209,036

Distributions reinvested	2,040,867	22,460,087	1,089,352	11,374,648	1,782,259	19,609,196	1,695,818	17,186,264

Redemptions	(8,422,430)	(93,023,987)	(8,676,763)	(92,160,523)	(19,391,071)	(211,452,015)	(19,860,068)	(206,330,252)

Net increase (decrease)	3,464,402	38,138,599	3,837,097	40,384,822	(4,993,507)	(54,875,418)	(2,511,523)	(24,934,952)

Class B shares

Subscriptions	320,767	3,522,952	612,636	6,481,999	303,752	3,293,448	716,539	7,505,304

Distributions reinvested	119,660	1,313,485	81,887	854,472	94,797	1,042,299	110,414	1,114,054

Redemptions(a)	(1,387,977)	(15,162,120)	(1,786,738)	(19,072,412)	(3,246,831)	(34,602,201)	(3,993,048)	(42,063,608)

Net decrease	(947,550)	(10,325,683)	(1,092,215)	(11,735,941)	(2,848,282)	(30,266,454)	(3,166,095)	(33,444,250)

Class C shares

Subscriptions	1,895,644	20,870,713	1,658,291	17,516,477	1,892,706	20,513,647	2,155,336	22,380,800

Distributions reinvested	210,165	2,304,653	76,659	796,986	95,525	1,049,444	70,472	706,320

Redemptions	(852,216)	(9,365,326)	(827,649)	(8,733,991)	(1,384,281)	(14,997,627)	(1,261,570)	(12,957,533)

Net increase	1,253,593	13,810,040	907,301	9,579,472	603,950	6,565,464	964,238	10,129,587

Class K shares(b)

Subscriptions	1,235	13,343	1,349	14,634	—	—	6,283	68,185

Distributions reinvested	53	581	313	3,253	925	10,037	1,858	18,851

Redemptions	(12,281)	(133,043)	(135)	(1,452)	(79,469)	(882,756)	(16,421)	(166,079)

Net increase (decrease)	(10,993)	(119,119)	1,527	16,435	(78,544)	(872,719)	(8,280)	(79,043)

Class R shares

Subscriptions	80	892	—	—	398	4,388	—	—

Distributions reinvested	—	—	—	—	4	48	—	—

Redemptions	—	—	—	—	(2)	(25)	—	—

Net increase	80	892	—	—	400	4,411	—	—

Class Z shares

Subscriptions	46,191	513,047	18,024	193,810	76,932	843,344	7,465	80,208

Distributions reinvested	2,056	22,667	373	3,876	698	7,756	68	669

Redemptions	(2,930)	(32,168)	(686)	(7,144)	(39,437)	(439,221)	(1,520)	(16,431)

Net increase	45,317	503,546	17,711	190,542	38,193	411,879	6,013	64,446

Total net increase (decrease)	3,804,849	42,008,275	3,671,421	38,435,330	(7,277,790)	(79,032,837)	(4,715,647)	(48,264,212)

(a)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Annual Report 2013

Columbia Portfolio Builder Series

Financial Highlights

Columbia Portfolio Builder Moderate Conservative Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Year Ended January 31,
Class A	2013	2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.71	$10.58		$9.61	$8.02	$10.28

Income from investment operations:

Net investment income	0.26	0.26		0.26	0.24	0.31

Net realized and unrealized gain (loss)	0.77	0.17		1.01	1.59	(2.27)

Total from investment operations	1.03	0.43		1.27	1.83	(1.96)

Less distributions to shareholders:

Net investment income	(0.36)	(0.27)		(0.30)	(0.24)	(0.27)

Net realized gains	(0.17)	(0.03)		—	—	(0.03)

Total distributions to shareholders	(0.53)	(0.30)		(0.30)	(0.24)	(0.30)

Net asset value, end of period	$11.21	$10.71		$10.58	$9.61	$8.02

Total return	9.74%	4.19%		13.38%	23.06%	(19.31%)

Ratios to average net assets(a)

Total gross expenses	0.47%	0.43%		0.45%	0.45%	0.44%

Total net expenses(b)	0.47%	0.43	%(c)	0.45%	0.45%	0.44%

Net investment income	2.35%	2.45%		2.58%	2.71%	3.26%

Supplemental data

Net assets, end of period (in thousands)	$506,033	$446,168		$400,064	$335,709	$257,155

Portfolio turnover	17%	88%		15%	30%	29%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	29

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund

	Year Ended January 31,
Class B	2013	2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.68	$10.54		$9.58	$8.00	$10.25

Income from investment operations:

Net investment income	0.17	0.18		0.17	0.17	0.23

Net realized and unrealized gain (loss)	0.77	0.18		1.01	1.58	(2.25)

Total from investment operations	0.94	0.36		1.18	1.75	(2.02)

Less distributions to shareholders:

Net investment income	(0.27)	(0.19)		(0.22)	(0.17)	(0.20)

Net realized gains	(0.17)	(0.03)		—	—	(0.03)

Total distributions to shareholders	(0.44)	(0.22)		(0.22)	(0.17)	(0.23)

Net asset value, end of period	$11.18	$10.68		$10.54	$9.58	$8.00

Total return	8.91%	3.48%		12.43%	22.05%	(19.89%)

Ratios to average net assets(a)

Total gross expenses	1.21%	1.18%		1.20%	1.21%	1.19%

Total net expenses(b)	1.21%	1.18	%(c)	1.20%	1.21%	1.19%

Net investment income	1.53%	1.66%		1.73%	1.88%	2.42%

Supplemental data

Net assets, end of period (in thousands)	$32,388	$41,040		$52,032	$60,124	$60,845

Portfolio turnover	17%	88%		15%	30%	29%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Annual Report 2013

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund

	Year Ended January 31,
Class C	2013	2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.66	$10.53		$9.58	$8.00	$10.25

Income from investment operations:

Net investment income	0.18	0.18		0.19	0.18	0.23

Net realized and unrealized gain (loss)	0.77	0.18		0.99	1.58	(2.25)

Total from investment operations	0.95	0.36		1.18	1.76	(2.02)

Less distributions to shareholders:

Net investment income	(0.28)	(0.20)		(0.23)	(0.18)	(0.20)

Net realized gains	(0.17)	(0.03)		—	—	(0.03)

Total distributions to shareholders	(0.45)	(0.23)		(0.23)	(0.18)	(0.23)

Net asset value, end of period	$11.16	$10.66		$10.53	$9.58	$8.00

Total return	8.99%	3.46%		12.41%	22.14%	(19.88%)

Ratios to average net assets(a)

Total gross expenses	1.22%	1.19%		1.20%	1.20%	1.19%

Total net expenses(b)	1.22%	1.19	%(c)	1.20%	1.20%	1.19%

Net investment income	1.64%	1.71%		1.85%	2.00%	2.48%

Supplemental data

Net assets, end of period (in thousands)	$61,752	$45,634		$35,528	$26,208	$15,772

Portfolio turnover	17%	88%		15%	30%	29%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	31

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund

	Year Ended January 31,
Class K(a)	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$10.66	$10.52	$9.57	$7.99	$10.24

Income from investment operations:

Net investment income	0.23	0.27	0.30	0.25	0.33

Net realized and unrealized gain (loss)	0.81	0.18	0.96	1.58	(2.23)

Total from investment operations	1.04	0.45	1.26	1.83	(1.90)

Less distributions to shareholders:

Net investment income	(0.36)	(0.28)	(0.31)	(0.25)	(0.32)

Net realized gains	(0.17)	(0.03)	—	—	(0.03)

Total distributions to shareholders	(0.53)	(0.31)	(0.31)	(0.25)	(0.35)

Net asset value, end of period	$11.17	$10.66	$10.52	$9.57	$7.99

Total return	9.92%	4.36%	13.34%	23.16%	(18.93%)

Ratios to average net assets(b)

Total gross expenses	0.37%	0.36%	0.38%	0.36%	0.37%

Total net expenses(c)	0.37%	0.36%	0.38%	0.36%	0.07%

Net investment income	2.09%	2.52%	2.99%	2.79%	3.55%

Supplemental data

Net assets, end of period (in thousands)	$12	$128	$111	$29	$25

Portfolio turnover	17%	88%	15%	30%	29%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Annual Report 2013

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund

	Year Ended January 31,
Class R	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.71	$10.57	$10.16

Income from investment operations:

Net investment income	0.23	0.24	0.12

Net realized and unrealized gain	0.77	0.18	0.42

Total from investment operations	1.00	0.42	0.54

Less distributions to shareholders:

Net investment income	(0.32)	(0.25)	(0.13)

Net realized gains	(0.17)	(0.03)	—

Total distributions to shareholders	(0.49)	(0.28)	(0.13)

Net asset value, end of period	$11.22	$10.71	$10.57

Total return	9.48%	4.03%	5.35%

Ratios to average net assets(b)

Total gross expenses	0.72%	0.65%	0.65	%(c)

Total net expenses(d)	0.72%	0.65%	0.65	%(c)

Net investment income	2.08%	2.22%	3.25	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4	$3	$3

Portfolio turnover	17%	88%	15%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	33

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund

	Year Ended January 31,
Class Z	2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$10.71	$10.58		$10.16

Income from investment operations:

Net investment income	0.35	0.29		0.08

Net realized and unrealized gain	0.72	0.17		0.48

Total from investment operations	1.07	0.46		0.56

Less distributions to shareholders:

Net investment income	(0.39)	(0.30)		(0.14)

Net realized gains	(0.17)	(0.03)		—

Total distributions to shareholders	(0.56)	(0.33)		(0.14)

Net asset value, end of period	$11.22	$10.71		$10.58

Total return	10.12%	4.49%		5.58%

Ratios to average net assets(b)

Total gross expenses	0.24%	0.19%		0.20	%(c)

Total net expenses(d)	0.24%	0.19	%(e)	0.20	%(c)

Net investment income	3.15%	2.78%		2.37	%(c)

Supplemental data

Net assets, end of period (in thousands)	$730	$211		$21

Portfolio turnover	17%	88%		15%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Annual Report 2013

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

	Year Ended January 31,
Class A	2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.47		$10.50		$9.03	$7.01	$10.48

Income from investment operations:

Net investment income	0.18		0.17		0.18	0.18	0.23

Net realized and unrealized gain (loss)	1.12		(0.01)		1.50	2.02	(3.46)

Total from investment operations	1.30		0.16		1.68	2.20	(3.23)

Less distributions to shareholders:

Net investment income	(0.22)		(0.19)		(0.21)	(0.18)	(0.22)

Net realized gains	—		—		—	—	(0.02)

Total distributions to shareholders	(0.22)		(0.19)		(0.21)	(0.18)	(0.24)

Net asset value, end of period	$11.55		$10.47		$10.50	$9.03	$7.01

Total return	12.54%		1.57%		18.80%	31.56%	(31.15%)

Ratios to average net assets(a)

Total gross expenses	0.48%		0.47%		0.47%	0.49%	0.47%

Total net expenses(b)	0.48	%(c)	0.47	%(c)	0.47%	0.49%	0.47%

Net investment income	1.63%		1.61%		1.89%	2.16%	2.51%

Supplemental data

Net assets, end of period (in thousands)	$1,021,718		$978,712		$1,007,306	$848,711	$644,510

Portfolio turnover	17%		85%		11%	28%	33%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	35

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

	Year Ended January 31,
Class B	2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.43		$10.45		$8.99	$6.98	$10.43

Income from investment operations:

Net investment income	0.09		0.09		0.10	0.11	0.16

Net realized and unrealized gain (loss)	1.12		(0.00	)(a)	1.50	2.02	(3.44)

Total from investment operations	1.21		0.09		1.60	2.13	(3.28)

Less distributions to shareholders:

Net investment income	(0.14)		(0.11)		(0.14)	(0.12)	(0.15)

Net realized gains	—		—		—	—	(0.02)

Total distributions to shareholders	(0.14)		(0.11)		(0.14)	(0.12)	(0.17)

Net asset value, end of period	$11.50		$10.43		$10.45	$8.99	$6.98

Total return	11.64%		0.87%		17.86%	30.56%	(31.65%)

Ratios to average net assets(b)

Total gross expenses	1.23%		1.22%		1.22%	1.26%	1.23%

Total net expenses(c)	1.23	%(d)	1.22	%(d)	1.22%	1.26%	1.23%

Net investment income	0.80%		0.83%		1.05%	1.31%	1.69%

Supplemental data

Net assets, end of period (in thousands)	$81,570		$103,662		$136,938	$143,830	$130,075

Portfolio turnover	17%		85%		11%	28%	33%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Annual Report 2013

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

	Year Ended January 31,
Class C	2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.40		$10.43		$8.97	$6.98	$10.43

Income from investment operations:

Net investment income	0.10		0.09		0.11	0.12	0.16

Net realized and unrealized gain (loss)	1.11		(0.01)		1.50	1.99	(3.44)

Total from investment operations	1.21		0.08		1.61	2.11	(3.28)

Less distributions to shareholders:

Net investment income	(0.14)		(0.11)		(0.15)	(0.12)	(0.15)

Net realized gains	—		—		—	—	(0.02)

Total distributions to shareholders	(0.14)		(0.11)		(0.15)	(0.12)	(0.17)

Net asset value, end of period	$11.47		$10.40		$10.43	$8.97	$6.98

Total return	11.72%		0.85%		17.97%	30.37%	(31.63%)

Ratios to average net assets(a)

Total gross expenses	1.23%		1.22%		1.22%	1.25%	1.22%

Total net expenses(b)	1.23	%(c)	1.22	%(c)	1.22%	1.25%	1.22%

Net investment income	0.91%		0.88%		1.18%	1.48%	1.79%

Supplemental data

Net assets, end of period (in thousands)	$87,470		$73,063		$63,199	$44,908	$26,361

Portfolio turnover	17%		85%		11%	28%	33%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	37

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

	Year Ended January 31,
Class K(a)	2013	2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.49	$10.51		$9.04	$7.02	$10.50

Income from investment operations:

Net investment income	0.13	0.18		0.19	0.19	0.27

Net realized and unrealized gain (loss)	1.18	(0.00	)(b)	1.51	2.02	(3.47)

Total from investment operations	1.31	0.18		1.70	2.21	(3.20)

Less distributions to shareholders:

Net investment income	(0.21)	(0.20)		(0.23)	(0.19)	(0.26)

Net realized gains	—	—		—	—	(0.02)

Total distributions to shareholders	(0.21)	(0.20)		(0.23)	(0.19)	(0.28)

Net asset value, end of period	$11.59	$10.49		$10.51	$9.04	$7.02

Total return	12.63%	1.82%		18.92%	31.73%	(30.91%)

Ratios to average net assets(c)

Total gross expenses	0.33%	0.32%		0.34%	0.35%	0.35%

Total net expenses(d)	0.33%	0.32%		0.34%	0.35%	0.09%

Net investment income	1.20%	1.75%		2.00%	2.30%	2.88%

Supplemental data

Net assets, end of period (in thousands)	$88	$903		$992	$842	$558

Portfolio turnover	17%	85%		11%	28%	33%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Annual Report 2013

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

	Year Ended January 31,
Class R	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.47	$10.50	$9.74

Income from investment operations:

Net investment income	0.17	0.14	0.11

Net realized and unrealized gain (loss)	1.10	(0.01)	0.77

Total from investment operations	1.27	0.13	0.88

Less distributions to shareholders:

Net investment income	(0.19)	(0.16)	(0.12)

Total distributions to shareholders	(0.19)	(0.16)	(0.12)

Net asset value, end of period	$11.55	$10.47	$10.50

Total return	12.26%	1.31%	9.05%

Ratios to average net assets(b)

Total gross expenses	0.72%	0.73%	0.67	%(c)

Total net expenses(d)	0.72%	0.73%	0.67	%(c)

Net investment income	1.56%	1.36%	3.03	%(c)

Supplemental data

Net assets, end of period (in thousands)	$8	$3	$3

Portfolio turnover	17%	85%	11%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2013	39

Columbia Portfolio Builder Series

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

	Year Ended January 31,
Class Z	2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.47		$10.50		$9.74

Income from investment operations:

Net investment income	0.27		0.21		0.13

Net realized and unrealized gain (loss)	1.06		(0.02)		0.76

Total from investment operations	1.33		0.19		0.89

Less distributions to shareholders:

Net investment income	(0.25)		(0.22)		(0.13)

Total distributions to shareholders	(0.25)		(0.22)		(0.13)

Net asset value, end of period	$11.55		$10.47		$10.50

Total return	12.85%		1.89%		9.19%

Ratios to average net assets(b)

Total gross expenses	0.25%		0.22%		0.12	%(c)

Total net expenses(d)	0.25	%(e)	0.22	%(e)	0.12	%(c)

Net investment income	2.47%		2.05%		3.63	%(c)

Supplemental data

Net assets, end of period (in thousands)	$515		$68		$5

Portfolio turnover	17%		85%		11%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Annual Report 2013

Columbia Portfolio Builder Series

Notes to Financial Statements

January 31, 2013

Note 1. Organization

Columbia Funds Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund. Each Fund currently operates as a diversified fund.

Each Fund is a “fund-of-funds” and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or an affiliate acts as investment manager or principal underwriter. Each Fund may also invest in unaffiliated underlying funds, exchange traded funds, equity and fixed income securities (including treasury inflation protected securities) and derivative instruments. Columbia Management is the Investment Manager for the Funds.

*For information on the goals, investment strategies and risks of the affiliated underlying funds please refer to Appendix A and B in the Funds’ most recent prospectus.

Fund Shares

The Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees (the Board). The Funds offer Class A, Class B, Class C, Class K, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% for Columbia Portfolio Builder Moderate Conservative Fund and 5.75% for Columbia Portfolio Builder Moderate Aggressive Fund based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Derivative Instruments

Each Fund may invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset

Annual Report 2013	41

Columbia Portfolio Builder Series

Notes to Financial Statements (continued)

January 31, 2013

anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

Each Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:

Futures Contracts	Funds
To produce incremental earnings.	Moderate Conservative Fund Moderate Aggressive Fund
To manage the duration and yield curve exposure of the Fund versus the benchmark.	Moderate Conservative Fund Moderate Aggressive Fund
To manage exposure to movements in interest rates.	Moderate Conservative Fund Moderate Aggressive Fund
To maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions.	Moderate Conservative Fund Moderate Aggressive Fund
To manage exposure to the securities market	Moderate Conservative Fund Moderate Aggressive Fund

Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contracts, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Portfolio Builder Moderate Conservative Fund

The following table is a summary of the fair value of derivative instruments at January 31, 2013:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	275,886	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the year ended January 31, 2013:

Amount of Realized Gain (Loss) on Derivatives
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(758,002)
Interest rate contracts	175,679
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	667
Interest rate contracts	(275,886)

42	Annual Report 2013

Columbia Portfolio Builder Series

Notes to Financial Statements (continued)

January 31, 2013

The following table is a summary of the volume of derivative instruments for the year ended January 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	1,245

Columbia Portfolio Builder Moderate Aggressive Fund

At January 31, 2013, the fund had no outstanding derivatives.

The effect of derivative instruments in the Statement of Operations for the year Ended January 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	(2,910,249)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity contracts	1,499

The following table is a summary of the volume of derivative instruments for the year ended January 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	1,699

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. The Funds will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master

Annual Report 2013	43

Columbia Portfolio Builder Series

Notes to Financial Statements (continued)

January 31, 2013

netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Funds do not pay the Investment Manager a direct fee for these investment management services.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Funds, as defined under the 1940 Act, may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Funds or certain other funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the year ended January 31, 2013, other expenses paid to this company were as follows:

Fund	Amount ($)
Columbia Portfolio Builder Moderate Conservative Fund	1,208

Columbia Portfolio Builder Moderate Aggressive Fund	1,208

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Funds for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from each Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class K shares.

For the year ended January 31, 2013, the Funds’ effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class Z (%)
Columbia Portfolio Builder Moderate Conservative Fund	0.14	0.13	0.14	0.05	0.18	0.14

Columbia Portfolio Builder Moderate Aggressive Fund	0.18	0.18	0.18	0.02	0.19	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below a Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account

44	Annual Report 2013

Columbia Portfolio Builder Series

Notes to Financial Statements (continued)

January 31, 2013

balance fees are recorded as part of expense reductions in the Statements of Operations. For the year ended January 31, 2013, these minimum account balance fees reduced total expenses as follows:

Fund	Amount ($)
Columbia Portfolio Builder Moderate Conservative Fund	—

Columbia Portfolio Builder Moderate Aggressive Fund	40

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

Each Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

Fund	Class B ($)	Class C ($)
Columbia Portfolio Builder Moderate Conservative Fund	2,721,000	447,000

Columbia Portfolio Builder Moderate Aggressive Fund	4,433,000	1,227,000

These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the year ended January 31, 2013, are as follows:

Fund	Class A ($)	Class B ($)	Class C ($)
Columbia Portfolio Builder Moderate Conservative Fund	895,205	7,805	4,258

Columbia Portfolio Builder Moderate Aggressive Fund	2,576,164	30,288	7,523

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through May 31, 2013, unless sooner terminated at the sole discretion of the Board, so that net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of each Fund’s average daily net assets:

Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class Z (%)
0.51	1.26	1.26	0.44	0.76	0.26

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by a Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2013, these differences are primarily due to differing treatments for capital loss carryforwards, deferral/reversal of wash sales losses, Trustees’ deferred compensation, foreign currency transactions, post-October

Annual Report 2013	45

Columbia Portfolio Builder Series

Notes to Financial Statements (continued)

January 31, 2013

capital losses, re-characterization of distributions from investments, and derivative investments. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets in the Statement of Assets and Liabilities. Temporary differences do not require reclassifications. In the Statement of Assets and Liabilities the following reclassifications were made:

Fund	Undistributed (Excess of Distributions Over) Net Investment Income ($)	Accumulated Net Realized Gain (Loss) ($)	Paid-in Capital Increase (Decrease) ($)
Columbia Portfolio Builder Moderate Conservative Fund	4,429,874	(4,429,874)	—

Columbia Portfolio Builder Moderate Aggressive Fund	4,336,593	(4,336,593)	—

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years indicated was as follows:

	Year Ended January 31, 2013			Year Ended January 31, 2012
Fund	Ordinary Income ($)	Long-Term Capital Gains ($)	Total ($)	Ordinary Income ($)	Long-Term Capital Gains ($)	Total ($)
Columbia Portfolio Builder Moderate Conservative Fund	17,572,609	8,999,481	26,572,090	12,479,479	1,300,194	13,779,673

Columbia Portfolio Builder Moderate Aggressive Fund	21,854,831	—	21,854,831	19,719,543	—	19,719,543

Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

At January 31, 2013, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income ($)	Undistributed Accumulated Long-Term Gain ($)	Accumulated Realized Loss ($)	Unrealized Appreciation (Depreciation) ($)
Columbia Portfolio Builder Moderate Conservative Fund	877,510	5,347,381	(58,236)	41,773,904

Columbia Portfolio Builder Moderate Aggressive Fund	2,407,197	—	(64,510,137)	135,481,399

At January 31, 2013, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

Fund	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Columbia Portfolio Builder Moderate Conservative Fund	559,323,240	42,125,344	(351,440)	41,773,904

Columbia Portfolio Builder Moderate Aggressive Fund	1,056,327,104	136,785,894	(1,304,495)	135,481,399

The following capital loss carryforward, determined at January 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code::

Fund	2017 ($)	2018 ($)	2019 ($)	Total ($)
Columbia Portfolio Builder Moderate Aggressive Fund	1,554,020	48,418,321	14,203,326	64,175,667

For the year ended January 31, 2013, the amount of capital loss carryforward utilized was as follows:

Fund	Utilized ($)
Columbia Portfolio Builder Moderate Aggressive Fund	24,226,029

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of January 31, 2013, the Funds will elect to treat the following post-October capital losses as arising on February 1, 2013:

Fund	Post-October Capital Losses ($)
Columbia Portfolio Builder Moderate Conservative Fund	58,236

Columbia Portfolio Builder Moderate Aggressive Fund	334,470

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the year ended January 31, 2013, the cost of purchases and proceeds from sales of investments in underlying funds

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Columbia Portfolio Builder Series

Notes to Financial Statements (continued)

January 31, 2013

excluding investments in money market funds, for each Fund aggregated to:

Fund	Purchases ($)	Proceeds ($)
Columbia Portfolio Builder Moderate Conservative Fund	131,814,286	97,241,596

Columbia Portfolio Builder Moderate Aggressive Fund	201,564,972	276,379,597

Note 6. Shareholder Concentration

At January 31, 2013, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of accounts and aggregate percentages of shares outstanding held therein were as follows:

	Number of Unaffiliated Accounts	Percentage of Shares Outstanding Held — Unaffiliated (%)
Columbia Portfolio Builder Moderate Conservative Fund	1	26.5

Columbia Portfolio Builder Moderate Aggressive Fund	1	29.6

Note 7. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.

No Fund had borrowings during the year ended January 31, 2013.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

In September 2012, the Board of Trustees approved a proposal to merge the Columbia Portfolio Builder Moderate Conservative Fund into Columbia Capital Allocation Moderate

Conservative Portfolio (formerly known as Columbia LifeGoal Income and Growth Portfolio). The proposal was approved at a special meeting of shareholders held on February 27, 2013. The merger, which was a tax-free reorganization for U.S. federal income tax proposes, was effective March 15, 2013.

In September 2012, the Board of Trustees approved a proposal to merge the Columbia Portfolio Builder Moderate Aggressive Fund into Columbia Capital Allocation Moderate Aggressive Portfolio (formerly known as Columbia LifeGoal Balanced Growth Portfolio). The proposal was approved at a special meeting of shareholders held on February 27, 2013. The merger, which was a tax-free reorganization for U.S. federal income tax proposes, was effective March 15, 2013.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the

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Columbia Portfolio Builder Series

Notes to Financial Statements (continued)

January 31, 2013

Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust II

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Portfolio Builder Moderate Conservative Fund, each a series of Columbia Funds Series Trust II (the “Funds”) (a series of Columbia Funds Series Trust II) at January 31, 2013, the results of their operations, the changes in each of its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at January 31, 2013 by correspondence with the custodian, transfer agent and brokers, provides a reasonable basis for our opinion. The statements of changes in net assets and the financial highlights of the Funds for the periods ended January 31, 2012 and prior were audited by another independent registered public accounting firm whose report dated March 26, 2012 expressed an unqualified opinion on those statements and highlights.

PricewaterhouseCoopers LLP

Minneapolis, Minnesota

March 22, 2013

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Federal Income Tax Information

(Unaudited)

The Funds hereby designates the following tax attributes for the fiscal year ended January 31, 2013. Shareholders will be notified in early 2014 of the amounts for use in preparing 2013 income tax returns.

	Qualified Dividend Income	Dividends Received Deduction	Capital Gain Dividend	U.S. Government Income, may be exempt from state taxation	Foreign Taxes Paid	Foreign Source Income
Columbia Portfolio Builder Moderate Conservative Fund	22.24%	15.79%	$14,877,353	3.31%	$112,914	$2,146,149
Columbia Portfolio Builder Moderate Aggressive Fund	47.50%	31.07%	—	2.96%	$369,035	$2,861,312

Qualified Dividend Income. For taxable, non-corporate shareholders, the percentage of ordinary income dividends paid during the fiscal year that represents qualified dividend income subject to reduced tax rates under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Dividends Received Deduction. The percentage of ordinary income dividends paid during the fiscal year that qualifies for the corporate dividends received deduction.

Capital Gain Dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period. The Fund also designates as capital gain dividends, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Foreign Taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. These taxes, and the corresponding foreign source income, are provided.

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Columbia Portfolio Builder Series

Trustees and Officers

Shareholders elect the Board that oversees the funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the funds’ Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

Mr. Edward J. Boudreau, Jr., Mr. William P. Carmichael, Mr. William A. Hawkins, Mr. R. Glenn Hilliard, Ms. Minor M. Shaw and Dr. Anthony M. Santomero, were members of the Legacy Columbia Nations funds’ Board (“Nations Funds”), which includes Columbia Funds Series Trust, Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, LLC and began service on the Board for the Legacy RiverSource funds (“RiverSource Funds”) effective June 1, 2011.

Independent Trustees
Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 1954	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	152	Director, BlueCross BlueShield of Minnesota since 2009
Edward J. Boudreau, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 1944	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000	145	Former Trustee, BofA Funds Series Trust (11 funds)
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 1954	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard — Partners in Cross Cultural Leadership (consulting company) since 2003	152	None
William P. Carmichael 901 S. Marquette Ave. Minneapolis, MN 55402 1943	Board member since 6/11 for RiverSource Funds and since 1999 for Nations Funds	Retired	145	Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel) since July 2003; McMoRan Exploration Company (oil and gas exploration and development) since 2010; former Trustee, BofA Funds Series Trust (11 funds); former Director, Spectrum Brands, Inc. (consumer products); former Director, Simmons Company (bedding)
Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 1950	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University since 1976	152	None
William A. Hawkins 901 S. Marquette Ave. Minneapolis, MN 55402 1942	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010.	145	Trustee, BofA Funds Series Trust (11 funds)

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Trustees and Officers (continued)

Independent Trustees (continued)
Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
R. Glenn Hilliard 901 S. Marquette Ave. Minneapolis, MN 55402 1943	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (insurance), September 2003-May 2011	145	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance)
Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 1939	Chair of the Board for RiverSource Funds since 1/07, Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds	President Emeritus and Professor of Economics Emeritus, Carleton College since 2002	152	Director, Valmont Industries, Inc. (manufactures irrigation systems) since 2002
Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 1952	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	152	Director, Valmont Industries, Inc. (manufacturer of irrigation systems) since 2012
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 1941	Board member since 2000 for Legacy Seligman Funds, since 11/08 for RiverSource Funds and since 6/11 for Nations Funds	Counsel, Lewis & Munday, P.C. (law firm) since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1983-1997	152	Lead Outside Director, Digital Ally, Inc. (digital imaging) since September 2005; Director, Infinity, Inc. (oil and gas exploration and production) since 1994; Director, OGE Energy Corp. (energy and energy services) since November 2007
Minor M. Shaw 901 S. Marquette Ave. Minneapolis, MN 55402 1947	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President, Micco LLC (private investments) since 2011; President, Micco Corp. since 1998	145	Director, Piedmont Natural Gas; Director, BlueCross BlueShield of South Carolina since April 2008; Former Trustee, BofA Funds Series Trust (11 funds)
Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 1944	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc., 2003-2010 (biotechnology)	152	Director, Healthways, Inc. (health and well-being improvement) since 2005; Director, ICI Mutual Insurance Company, RRG since 2011; Director, Abt Associates (government contractor) since 2001; Director, Boston Children’s Hospital since 2002

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Trustees and Officers (continued)

Interested Trustee Not Affiliated With Investment Manager*
Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
Anthony M. Santomero 901 S. Marquette Ave. Minneapolis, MN 55402 1946	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008	145	Director, Renaissance Reinsurance Ltd. since May 2008; Trustee, Penn Mutual Life Insurance Company since March 2008; Director, Citigroup since 2009; Director, Citibank, N.A. since 2009; former Trustee, BofA Funds Series Trust (11 funds)

*	Dr. Santomero is not an affiliated person of the investment manager or Ameriprise Financial. However, he is currently deemed by the funds to be an “interested person” (as defined in the 1940 Act) of the funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the funds or accounts advised/managed by the investment manager.

Interested Trustee Affiliated With Investment Manager*
Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 1960	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002 for RiverSource Funds and 5/10 for Nations Funds	President, Columbia Management Investment Advisers, LLC since February 2012, (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc. since September 2012 (previously Chief Executive Officer, U.S. Asset Management & President, Annuities, May 2010-September 2012 and President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010); Chief Executive Officer, Columbia Management Investment Distributors, Inc. since February 2012, (previously Chairman of the Board and Chief Executive Officer, 2006-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006; President and Chief Executive Officer, Ameriprise Certificate Company 2006-August 2012;	204	Chairman of the Board, Columbia Management Investment Advisers, LLC since May 2010; Director, Columbia Management Investment Distributors, Inc. since May 2010; Director, Ameriprise Certificate Company, 2006- January 2013

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

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Trustees and Officers (continued)

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the funds’ other officers are:

Officers
Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation During Past Five Years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 1964	President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds	Senior Vice President and General Manager — Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004-April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008-January 2009; Treasurer, Columbia Funds, October 2003-May 2008
Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 1965	Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC since May 2010 (previously Chief Administrative Officer, 2009-April 2010 and Vice President — Asset Management and Trust Company Services, 2006-2009)
Michael G. Clarke 225 Franklin Street Boston, MA 02110 1969	Treasurer since 1/11 and Chief Financial Officer since 4/11 RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for Nations Funds	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, September 2004-April 2010; senior officer of Columbia Funds and affiliated funds since 2002
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 1959	Senior Vice President and Chief Legal Officer since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief Legal Officer since 5/10 and Assistant Secretary since 6/11 for Nations Funds	Senior Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since June 2005; Vice President and Lead Chief Counsel — Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel — Asset Management, 2005-April 2010); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006
Colin Moore 225 Franklin Street Boston, MA 02110 1958	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007-April 2010
Thomas P. McGuire 225 Franklin Street Boston, MA 02110 1972	Chief Compliance Officer since 3/12	Vice President — Asset Management Compliance, Columbia Management Investment Advisers, LLC since 2010; Chief Compliance Officer, Ameriprise Certificate Company since September 2010; Compliance Executive, Bank of America, 2005-2010
Stephen T. Welsh 225 Franklin Street Boston, MA 02110 1957	Vice President since 4/11 for RiverSource Funds and 2006 for Nations Funds	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc., July 2004-April 2010; Managing Director, Columbia Management Distributors, Inc., August 2007-April 2010
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 1970	Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial, Inc. since January 2010 (formerly Vice President and Group Counsel or Counsel, April 2004-January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007-April 2011 and of the Nations Funds, May 2010-March 2011

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Trustees and Officers (continued)

Officers (continued)
Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation During Past Five Years
Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 1956	Vice President since 4/11 and Assistant Treasurer since 1999 for RiverSource Funds and Vice President and Assistant Treasurer since 6/11 for Nations Funds	Vice President — Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President — Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998-May 2010
Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 1968	Vice President and Chief Accounting Officer since 4/11 and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations Funds	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, January 2006-April 2010
Paul B. Goucher 100 Park Avenue New York, NY 10017 1968	Vice President since 4/11 and Assistant Secretary since 11/08 for RiverSource Funds and 5/10 for Nations Funds	Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since November 2008 and January 2013, respectively (formerly, Chief Counsel, January 2010-January 2013 and Group Counsel from November 2008-January 2010); Director, Managing Director and General Counsel, J. & W. Seligman & Co. Incorporated, July 2008-November 2008 (previously, Managing Director and Associate General Counsel, January 2005-July 2008)
Michael E. DeFao 225 Franklin Street Boston, MA 02110 1968	Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Associate General Counsel, Bank of America, June 2005-April 2010

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Columbia Portfolio Builder Series

Shareholder Meeting Results

(Unaudited)

Columbia Portfolio Builder Moderate Conservative Fund

Special Meeting of Shareholders Held on February 27, 2013

At a Joint Special Meeting of Shareholders held on February 27, 2013 (the “Meeting”), shareholders of the Fund approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer its assets to Columbia Capital Allocation Moderate Conservative (the “Buying Fund”) in exchange for shares of the Buying Fund and the assumption by the Buying Fund of the Fund’s liabilities. The votes cast for or against as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on dollar interest in the Fund as of the record date for the Meeting.

Votes For	Votes Against	Abstentions	Broker Non-Votes
27,284,442	663,292	1,425,567	0

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Shareholder Meeting Results (continued)

(Unaudited)

Columbia Portfolio Builder Moderate Aggressive Fund

Special Meeting of Shareholders Held on February 27, 2013

At a Joint Special Meeting of Shareholders held on February 27, 2013 (the “Meeting”), shareholders of the Fund approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer its assets to Columbia Capital Allocation Moderate Aggressive (the “Buying Fund”) in exchange for shares of the Buying Fund and the assumption by the Buying Fund of the Fund’s liabilities. The votes cast for or against as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on dollar interest in the Fund as of the record date for the Meeting.

Votes For	Votes Against	Abstentions	Broker Non-Votes
53,012,557	1,831,421	2,963,450	0

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Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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Columbia Portfolio Builder Series

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Item 2. Code of Ethics.

(a)         The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)          During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that  Edward J. Boudreau, Pamela G. Carlton, William P. Carmichael, William A. Hawkins and Alison Taunton-Rigby, each of whom are members of the registrant’s Board of Trustees and Audit Committee, each qualify as an audit committee financial expert.  Mr. Boudreau, Ms. Carlton, Mr. Carmichael, Mr. Hawkins and Ms. Taunton-Rigby are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the six series of the registrant whose report to stockholders is included in this annual filing. During the period, the registrant had a change in independent accountant.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended January 31, 2013 and January 31, 2012 are approximately as follows:

2013	2012
$81,400	$101,700

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended January 31, 2013 and January 31, 2012 are approximately as follows:

2013	2012
$9,900	$3,600

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.  In both fiscal years 2013 and 2012, Audit-Related Fees consist of agreed-upon procedures performed for semi-annual shareholder reports and agreed- upon procedures related to fund mergers.

The fees for the fiscal years ended January 31, 2013 and January 31, 2012 shown below for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s Audit Committee are approximately as follows:

2013	2012
$7,900	$9,800

Fiscal year 2013 includes fees billed for the review of fund merger proxies and the review of documentation around a change in independent accountant.  Fiscal year 2012 includes fees billed for the review of yield calculations.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal year ended January 31, 2013 and January 31, 2012 are approximately as follows:

2013	2012
$29,300	$17,300

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

The fees for the fiscal year ended January 31, 2013 and January 31, 2012 shown below, for tax services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s Audit Committee are approximately as follows:

2013	2012
$149,700	$74,500

In both fiscal years 2013 and 2012, these fees consist of fees billed for a subscription to a tax database, fiscal year 2013 also includes fees billed for tax consulting services.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal year ended January 31, 2013 and January 31, 2012 are approximately as follows:

2013	2012
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended January 31, 2013 and January 31, 2012 are approximately as follows:

2013	2012
$200,000	$166,000

In both fiscal years 2013 and 2012, All Other Fees consist of fees billed for internal control reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent accountants to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant (“Adviser Affiliates”), if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services (“Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively “Fund Services”); (ii) non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively “Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. As set forth in this Fund Policy, a service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees/Directors.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund Officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval.

This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the  types of services that the independent accountants will be permitted to perform.

The Fund’s Treasurer or other Fund Officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services with forecasted fees for the annual period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor with actual fees during the current reporting period.

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(e)(2) 100% of the services performed for items (b) through (d) above during 2013 and 2012 were pre-approved by the registrant’s Audit Committee.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2013 and January 31, 2012 are approximately as follows:

2013	2012
$396,800	$271,200

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         During November 2012, the registrant enhanced internal controls over financial reporting relating to the recording of certain last day trades.  These controls include (i) additional analysis of last day security purchase prices, (ii) comparisons of cost and market value for last day trades and (iii) analytical review of per share changes resulting from financial statement adjustments.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 22, 2013